FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387
                                   ---------

                        FRANKLIN MUTUAL SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2702
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/06
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS.


FRANKLIN MUTUAL SERIES FUND INC.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund ........................................................    3

Mutual Qualified Fund .....................................................   13

Mutual Beacon Fund ........................................................   22

Mutual Discovery Fund .....................................................   31

Mutual European Fund ......................................................   42

Mutual Financial Services Fund ............................................   48

Notes to Statements of Investments ........................................   52

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

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FRANKLIN MUTUAL SERIES FUND INC.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
                                                                        SHARES/WARRANTS/
      MUTUAL SHARES FUND                                    COUNTRY         CONTRACTS        VALUE
-------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 86.6%
      AEROSPACE & DEFENSE 0.5%
    a GenCorp Inc. ...................................    United States      1,148,300   $   23,597,565
      Northrop Grumman Corp. .........................    United States        891,940       60,910,583
                                                                                         --------------
                                                                                             84,508,148
                                                                                         --------------
      AIRLINES 0.4%
    a ACE Aviation Holdings Inc. .....................       Canada          2,316,790       67,534,602
  a,b ACE Aviation Holdings Inc., A, 144A ............       Canada            121,088        3,529,724
  a,c Air Canada Inc., Contingent Distribution .......       Canada        537,421,436               --
                                                                                         --------------
                                                                                             71,064,326
                                                                                         --------------
      AUTO COMPONENTS 0.2%
a,d,e International Automotive Components Group LLC ..     Luxembourg       19,925,000       19,925,000
a,d,e Lancer Industries Inc., B ......................    United States              3        7,183,289
                                                                                         --------------
                                                                                             27,108,289
                                                                                         --------------
      BEVERAGES 2.6%
      Brown-Forman Corp., A ..........................    United States        125,460        9,817,245
      Brown-Forman Corp., B ..........................    United States        606,036       46,646,591
      Coca-Cola Enterprises Inc. .....................    United States      7,032,260      143,036,168
      Pernod Ricard SA ...............................       France          1,336,851      256,079,104
                                                                                         --------------
                                                                                            455,579,108
                                                                                         --------------
      CAPITAL MARKETS 0.5%
      Bear Stearns Cos. Inc. .........................    United States        656,304       91,029,365
                                                                                         --------------
      CHEMICALS 0.3%
      Royal DSM NV ...................................     Netherlands       1,088,980       49,715,300
                                                                                         --------------
      COMMERCIAL BANKS 9.5%
      Allied Irish Banks PLC .........................       Ireland         2,528,519       60,290,735
      Banca Intesa SpA ...............................        Italy         37,585,756      224,506,788
      Bank of Ireland ................................       Ireland         5,404,128       99,720,580
      BNP Paribas SA .................................       France          1,182,997      109,863,914
a,b,e Centennial Bank Holdings Inc., 144A ............    United States      3,845,467       44,991,964
      Chinatrust Financial Holding Co. Ltd. ..........       Taiwan        123,444,000       87,674,377
    f Danske Bank AS .................................       Denmark         3,475,500      128,940,624
a,d,e Elephant Capital Holdings Ltd. .................        Japan             25,721       62,308,454
      ForeningsSparbanken AB (Swedbank), A ...........       Sweden          4,858,114      136,910,656
    a Investors Bancorp Inc. .........................    United States          1,796           25,036
      Mitsubishi UFJ Financial Group Inc. ............        Japan             13,932      213,090,878
  a,d NCB Warrant Holdings Ltd., A ...................        Japan            124,040       20,032,460
      Societe Generale, A ............................       France          1,055,272      158,670,234
      Sumitomo Mitsui Financial Group Inc. ...........        Japan             17,669      195,179,505
      Svenska Handelsbanken AB, A ....................       Sweden            339,600        9,439,752
      Wachovia Corp. .................................    United States      1,586,540       88,925,567
                                                                                         --------------
                                                                                          1,640,571,524
                                                                                         --------------


                                         Quarterly Statements of Investments | 3

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------------------------------------------
                                                                                    SHARES/WARRANTS/
        MUTUAL SHARES FUND                                            COUNTRY          CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL SERVICES & SUPPLIES 1.0%
        Cendant Corp. ..........................................   United States         5,310,530      $ 92,137,695
      a Comdisco Holding Co. Inc. ..............................   United States             1,098            16,196
    a,c Comdisco Holding Co. Inc., Contingent Distribution .....   United States        95,431,240                --
        Republic Services Inc. .................................   United States         2,121,049        90,165,793
    a,c Safety Kleen Corp., Contingent Distribution ............   United States         1,085,000                --
                                                                                                        ------------
                                                                                                         182,319,684
                                                                                                        ------------
        COMPUTERS & PERIPHERALS 2.4%
  a,d,e DecisionOne Corp. ......................................   United States         1,879,100         1,339,798
      a Dell Inc. ..............................................   United States         1,022,400        30,426,624
        International Business Machines Corp. ..................   United States         1,966,640       162,188,801
      a Lexmark International Inc., A ..........................   United States         3,145,260       142,731,899
      a Maxtor Corp. ...........................................   United States         8,666,290        82,849,732
                                                                                                        ------------
                                                                                                         419,536,854
                                                                                                        ------------
        CONSTRUCTION MATERIALS 0.2%
        Lafarge North America Inc. .............................   United States           366,120        30,754,080
                                                                                                        ------------
        CONTAINERS & PACKAGING 0.9%
        Temple-Inland Inc. .....................................   United States         3,700,000       164,835,000
                                                                                                        ------------
        DIVERSIFIED CONSUMER SERVICES 0.1%
        H&R Block Inc. .........................................   United States           853,700        18,482,605
                                                                                                        ------------
        DIVERSIFIED FINANCIAL SERVICES 2.4%
        Aeroplan Income Fund ...................................       Canada              438,815         4,847,539
        Fortis .................................................      Belgium            7,723,377       275,489,028
        Leucadia National Corp. ................................   United States         2,326,843       138,819,453
    a,c Marconi Corp., Contingent Distribution .................   United Kingdom       77,739,439                --
                                                                                                        ------------
                                                                                                         419,156,020
                                                                                                        ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 3.9%
a,d,e,g AboveNet Inc. ..........................................   United States           763,805        18,303,365
a,c,e,g AboveNet Inc., Contingent Distribution .................   United States       106,869,000                --
a,d,e,g AboveNet Inc., wts., 9/08/08 ...........................   United States            25,659           369,490
a,d,e,g AboveNet Inc., wts., 9/08/10 ...........................   United States            30,186           338,083
        Belgacom ...............................................      Belgium              937,849        29,986,900
        BellSouth Corp. ........................................   United States           491,400        17,027,010
        Chunghwa Telecom Co. Ltd., ADR .........................       Taiwan            2,130,650        41,739,433
    a,c Global Crossing Holdings Ltd., Contingent Distribution .   United States       105,649,309                --
        Koninklijke (Royal) KPN NV .............................    Netherlands          3,088,868        34,804,994
      a NTL Inc. ...............................................   United Kingdom        6,742,456       196,272,889
        Sprint Nextel Corp. ....................................   United States         2,530,452        65,386,880
        Verizon Communications Inc. ............................   United States         7,904,578       269,229,927
                                                                                                        ------------
                                                                                                         673,458,971
                                                                                                        ------------
        ELECTRIC UTILITIES 0.8%
        Constellation Energy Group .............................   United States         1,343,620        73,509,450
        E.ON AG ................................................      Germany              454,370        50,014,260
        Endesa SA ..............................................       Spain               503,852        16,262,843


4 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------
                                                                                    SHARES/WARRANTS/
        MUTUAL SHARES FUND                                            COUNTRY          CONTRACTS            VALUE
---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        ELECTRIC UTILITIES (CONTINUED)
    a,b Entegra/Union Power, 144A ..............................    United States           101,911      $         --
                                                                                                         ------------
                                                                                                          139,786,553
                                                                                                         ------------
        FOOD & STAPLES RETAILING 1.4%
        Albertson's Inc. .......................................    United States         1,500,350        38,513,984
        Carrefour SA ...........................................        France            1,701,132        90,481,919
      a Kroger Co. .............................................    United States         5,687,370       115,794,853
                                                                                                         ------------
                                                                                                          244,790,756
                                                                                                         ------------
        FOOD PRODUCTS 4.5%
        Cadbury Schweppes PLC ..................................    United Kingdom       12,700,586       126,141,219
        General Mills Inc. .....................................    United States         1,037,600        52,585,568
        Groupe Danone ..........................................        France              671,351        82,235,637
        Nestle SA ..............................................     Switzerland            653,170       193,810,075
        Orkla ASA ..............................................        Norway            6,435,750       319,048,591
                                                                                                         ------------
                                                                                                          773,821,090
                                                                                                         ------------
        HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
      a Boston Scientific Corp. ................................    United States         1,867,320        43,041,726
                                                                                                         ------------
        HEALTH CARE PROVIDERS & SERVICES 2.2%
        Guidant Corp. ..........................................    United States         2,321,300       181,200,678
        Hillenbrand Industries Inc. ............................    United States         2,061,300       113,350,887
a,d,e,g Kindred Healthcare Inc. ................................    United States         2,860,528        68,345,165
a,d,e,g Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ......    United States             1,714            25,397
a,d,e,g Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .....    United States             1,136                --
a,d,e,g Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .....    United States             2,292                --
a,d,e,g Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 .....    United States               473                --
a,d,e,g Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .....    United States             7,640             1,089
        MDS Inc. ...............................................        Canada            1,030,100        18,542,241
                                                                                                         ------------
                                                                                                          381,465,457
                                                                                                         ------------
        HOTELS, RESTAURANTS & LEISURE 0.2%
    a,e FHC Delaware Inc. ......................................    United States           784,457         2,726,694
    a,c Trump Atlantic, Contingent Distribution ................    United States        53,232,000         2,021,752
      a Trump Entertainment Resorts Inc. .......................    United States         1,814,341        33,601,595
                                                                                                         ------------
                                                                                                           38,350,041
                                                                                                         ------------
        INDUSTRIAL CONGLOMERATES 3.0%
        Keppel Corp. Ltd. ......................................      Singapore           8,139,467        69,514,277
        Siemens AG .............................................       Germany            1,443,439       134,540,623
        Tyco International Ltd. ................................    United States        11,555,660       310,616,141
                                                                                                         ------------
                                                                                                          514,671,041
                                                                                                         ------------
        INSURANCE 8.8%
      a Allegheny Corp. ........................................    United States           348,651       100,934,551
      a Berkshire Hathaway Inc., A .............................    United States             1,590       143,656,500


                                         Quarterly Statements of Investments | 5

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES/WARRANTS/
    MUTUAL SHARES FUND                                             COUNTRY          CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    INSURANCE (CONTINUED)
  a Berkshire Hathaway Inc., B ...............................  United States          149,920     $  451,559,040
    Hartford Financial Services Group Inc. ...................  United States        1,221,700         98,407,935
    Montpelier Re Holdings Ltd. ..............................     Bermuda             863,889         14,081,391
    Nationwide Financial Services Inc., A ....................  United States        1,794,150         77,184,333
    Old Republic International Corp. .........................  United States        6,101,302        133,130,410
a,d Olympus Re Holdings Ltd. .................................     Bermuda             202,380          1,272,970
    Prudential Financial Inc. ................................  United States          948,700         71,920,947
  e White Mountains Insurance Group Inc. .....................  United States          740,448        440,196,336
                                                                                                   --------------
                                                                                                    1,532,344,413
                                                                                                   --------------
    LEISURE EQUIPMENT & PRODUCTS 0.6%
    Mattel Inc. ..............................................  United States        5,907,650        107,105,695
                                                                                                   --------------
    MACHINERY 1.0%
    Deere & Co. ..............................................  United States        1,385,800        109,547,490
  e Federal Signal Corp. .....................................  United States        3,360,800         62,174,800
                                                                                                   --------------
                                                                                                      171,722,290
                                                                                                   --------------
    MEDIA 7.7%
  a Cablevision Systems Corp., A .............................  United States        4,362,500        116,478,750
    CBS Corp., B .............................................  United States          942,300         22,596,354
    Clear Channel Communications Inc. ........................  United States        4,453,400        129,193,134
  a Comcast Corp., A .........................................  United States        4,724,327        123,399,421
  a EchoStar Communications Corp., A .........................  United States        1,277,791         38,167,617
  d Hollinger International Inc., A ..........................  United States        1,929,706         15,362,393
    Knight Ridder Inc. .......................................  United States          473,700         29,942,577
  a Liberty Media Corp., A ...................................  United States       14,398,624        118,212,703
    Mediaset SpA .............................................      Italy              713,271          8,393,102
    News Corp., A ............................................  United States       15,150,522        251,650,170
    Time Warner Inc. .........................................  United States       12,059,568        202,480,147
a,e TVMAX Holdings Inc. ......................................  United States          257,217            257,217
  a Viacom Inc., B ...........................................  United States        1,381,071         53,585,555
    The Walt Disney Co. ......................................  United States        1,622,310         45,246,226
    Washington Post Co., B ...................................  United States          238,238        185,051,367
                                                                                                   --------------
                                                                                                    1,340,016,733
                                                                                                   --------------
    METALS & MINING 3.0%
    Acerinox SA ..............................................      Spain              319,299          5,226,515
    Anglo American PLC .......................................   South Africa        5,133,366        197,697,423
    Arcelor ..................................................    Luxembourg         2,163,870         85,285,362
    Barrick Gold Corp. .......................................      Canada           2,551,926         69,441,594
  a Glamis Gold Ltd. .........................................      Canada             836,300         27,285,832
    Goldcorp Inc. ............................................      Canada             798,379         23,358,919
  a Goldcorp Inc., wts., 5/30/07 .............................      Canada           1,819,489         10,704,251
  a Harmony Gold Mining Co. Ltd., ADR ........................   South Africa          358,210          5,688,375
    Newmont Mining Corp. .....................................  United States        1,693,990         87,901,141
                                                                                                   --------------
                                                                                                      512,589,412
                                                                                                   --------------


6 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                                  SHARES/WARRANTS/
      MUTUAL SHARES FUND                                              COUNTRY         CONTRACTS         VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      MULTI-UTILITIES & UNREGULATED POWER 0.9%
      NorthWestern Corp. ....................................       United States        716,459    $ 22,310,533
  a,c NorthWestern Corp., Contingent Distribution ...........       United States     21,699,220       1,683,041
    a NorthWestern Corp., wts., 11/01/07 ....................       United States         39,226         221,627
      RWE AG ................................................          Germany           819,927      71,427,154
      Suez SA ...............................................           France         1,349,071      53,155,060
                                                                                                    ------------
                                                                                                     148,797,415
                                                                                                    ------------
      MULTILINE RETAIL 0.3%
    a Sears Holdings Corp. ..................................       United States        361,000      47,738,640
                                                                                                    ------------
      OIL, GAS & CONSUMABLE FUELS 4.8%
a,d,e Anchor Resources LLC ..................................       United States        123,013              --
    a Apco Oil Corp. ........................................       United States          9,200              --
      BP PLC ................................................       United Kingdom     5,707,068      65,501,575
      BP PLC, ADR ...........................................       United Kingdom        46,400       3,198,816
      Burlington Resources Inc. .............................       United States      1,793,010     164,795,549
      Massey Energy Co. .....................................       United States      1,605,000      57,892,350
      Oil & Natural Gas Corp. Ltd. ..........................           India          2,308,558      67,933,858
  a,e OPTI Canada Inc. ......................................           Canada         7,788,803     295,277,507
      Pogo Producing Co. ....................................       United States      1,332,500      66,958,125
    a SXR Uranium One Inc. ..................................           Canada           661,000       5,100,073
  a,d SXR Uranium One Inc. ..................................           Canada           400,000       3,027,252
      Total SA, B ...........................................           France           380,938     100,478,234
                                                                                                    ------------
                                                                                                     830,163,339
                                                                                                    ------------
      PAPER & FOREST PRODUCTS 3.6%
      Abitibi-Consolidated Inc. .............................           Canada           538,387       2,226,854
      International Paper Co. ...............................       United States      4,840,300     167,329,171
      Weyerhaeuser Co. ......................................       United States      6,235,207     451,616,043
                                                                                                    ------------
                                                                                                     621,172,068
                                                                                                    ------------
      PHARMACEUTICALS 3.6%
      Bristol-Myers Squibb Co. ..............................       United States      7,337,070     180,565,293
      Merck & Co. Inc. ......................................       United States      1,123,000      39,563,290
      Merck KGaA ............................................          Germany            43,000       4,085,588
      Pfizer Inc. ...........................................       United States      9,620,470     239,742,112
      Sanofi-Aventis ........................................           France           689,026      65,533,676
      Schering AG ...........................................          Germany            12,600       1,309,531
      Valeant Pharmaceuticals International .................       United States      3,520,835      55,805,235
      Wyeth .................................................       United States        890,500      43,207,060
                                                                                                    ------------
                                                                                                     629,811,785
                                                                                                    ------------
      REAL ESTATE 1.9%
  a,e Alexander's Inc. ......................................       United States        326,675      94,409,075
      Canary Wharf Group PLC ................................       United Kingdom    14,262,931      75,113,574


                                         Quarterly Statements of Investments | 7

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL SHARES FUND                                           COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      REAL ESTATE (CONTINUED)
    b Fieldstone Investment Corp., 144A ..................     United States       1,194,800     $    14,098,640
      Potlatch Corp. .....................................     United States         324,599          13,905,821
  a,d Security Capital European Realty ...................       Luxembourg           28,412             207,635
      Shurgard Storage Centers Inc., A ...................     United States         299,900          19,982,337
      The St. Joe Co. ....................................     United States       1,052,935          66,166,435
      Swire Pacific Ltd., A ..............................       Hong Kong           269,450           2,637,394
      Swire Pacific Ltd., B ..............................       Hong Kong         5,074,277           9,220,667
      Ventas Inc. ........................................     United States       1,072,765          35,594,343
                                                                                                 ---------------
                                                                                                     331,335,921
                                                                                                 ---------------
      ROAD & RAIL 1.3%
  d,e Florida East Coast Industries Inc. .................     United States       4,423,071         226,483,351
                                                                                                 ---------------
      SOFTWARE 0.9%
      Microsoft Corp. ....................................     United States       6,131,759         166,845,162
                                                                                                 ---------------
      SPECIALTY RETAIL 0.1%
      Sherwin-Williams Co. ...............................     United States         210,200          10,392,288
                                                                                                 ---------------
      THRIFTS & MORTGAGE FINANCE 1.9%
      Countrywide Financial Corp. ........................     United States       1,785,000          65,509,500
      Hudson City Bancorp Inc. ...........................     United States       4,121,569          54,775,652
      Sovereign Bancorp Inc. .............................     United States       5,828,890         127,710,980
      Washington Mutual Inc. .............................     United States       1,764,620          75,208,104
                                                                                                 ---------------
                                                                                                     323,204,236
                                                                                                 ---------------
      TOBACCO 9.0%
      Altadis SA .........................................         Spain           7,776,607         348,619,072
      Altria Group Inc. ..................................     United States       3,553,797         251,822,055
      British American Tobacco PLC .......................     United Kingdom     14,486,346         350,637,906
      British American Tobacco PLC, ADR ..................     United Kingdom         70,550           3,428,730
      Imperial Tobacco Group PLC .........................     United Kingdom      6,933,289         205,499,165
      KT&G Corp. .........................................      South Korea        1,952,180         110,100,822
      Reynolds American Inc. .............................     United States       2,778,000         293,079,000
                                                                                                 ---------------
                                                                                                   1,563,186,750
                                                                                                 ---------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $11,065,276,533) ...........................                                        15,026,955,436
                                                                                                 ---------------
      PREFERRED STOCKS 0.4%
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
    d PTV Inc., 10.00%, pfd., A ..........................     United Kingdom        199,565             381,169
                                                                                                 ---------------
      METALS & MINING 0.4%
d,e,g Esmark Inc., 10.00%, cvt. pfd., A ..................     United States          60,419          65,095,431
                                                                                                 ---------------
      TOTAL PREFERRED STOCKS (COST $61,017,695) ..........                                            65,476,600
                                                                                                 ---------------

8 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                                COUNTRY       PRINCIPAL AMOUNT i          VALUE
---------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES 1.5%
   b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ....         Canada          5,190,000  CAD        $  4,372,222
   j Collins & Aikman Products Co.,
        Revolver, FRN, 11.00%, 8/31/09 .........................     United States       1,154,729                1,108,540
        Tranche B1 Term Loan, FRN, 11.00%, 8/31/11 .............     United States       2,711,000                2,575,450
   b Dana Credit Corp., 144A, 8.375%, 8/15/07 ..................     United States         577,000                  551,035
 b,e DecisionOne Corp., 144A, 12.00%, 4/15/10 ..................     United States       2,058,350                2,058,350
     Entegra/Union Power,
        Term Loan A, 4.00%, 6/01/12 ............................     United States       5,183,743                5,598,443
        Term Loan B, 9.00%, 6/01/20 ............................     United States       4,991,753                5,391,093
     Eurotunnel PLC,
        Participating Loan Note, 1.00%, 4/30/40 ................     United Kingdom      1,482,000  GBP             360,258
      j S8 Tier 1 Stabilization Advance, FRN, 5.840%, 3/15/26 ..     United Kingdom        547,197  GBP             228,030
      b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
         12/15/12 ..............................................     United Kingdom      1,627,232  GBP           2,733,617
      j Tier 2, FRN, 5.863%, 12/31/18 ..........................     United Kingdom     13,617,682  GBP          21,753,455
      j Tier 3, FRN, 5.895%, 12/31/25 ..........................     United Kingdom     53,591,168  GBP          55,366,545
     Eurotunnel SA,
        Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 ..............................................         France          1,427,326  EUR           1,673,144
      j Tier 1 S6 Stabilization Advance (PIBOR), FRN, 3.925%,
         3/15/26 ...............................................         France             81,832  EUR              23,795
      j Tier 1 S7 Stabilization Advance (PIBOR), FRN, 3.926%,
         3/15/26 ...............................................         France            471,116  EUR             136,993
      j Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 ..................         France          3,151,383  EUR           3,512,758
      j Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 ..................         France          1,393,972  EUR            1,553,821
      j Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 ..................         France         13,502,354  EUR           9,733,874
      j Tier 3 (PIBOR), FRN, 3.926%, 12/31/25 ..................         France         77,744,116  EUR          56,045,889
   j Motor Coach Industries International Inc., FRN, 17.810%,
        12/01/08 ...............................................     United States      58,830,875               57,360,103
     Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........     United States      36,590,212               35,766,932
 e,k TVMAX Holdings Inc., PIK,
        11.50%, 05/31/2006 .....................................     United States         520,376                  520,376
      j 14.00%, 05/31/2006 .....................................     United States       1,245,931                1,245,931
                                                                                                               ------------
     TOTAL CORPORATE BONDS & NOTES (COST $265,552,388) .........                                                269,670,654
                                                                                                               ------------
                                                                                                               ------------
     CORPORATE BONDS & NOTES IN REORGANIZATION 1.2%
   l Adelphia Communications Corp.,
        9.25%, 10/01/02 ........................................     United States      11,465,000                6,707,025
        8.125%, 7/15/03 ........................................     United States       1,442,000                  865,200
        7.50%, 1/15/04 .........................................     United States       3,750,000                2,231,250
        10.50%, 7/15/04 ........................................     United States       6,320,000                3,792,000
        9.875%, 3/01/05 ........................................     United States       2,564,000                1,525,580
        10.25%, 11/01/06 .......................................     United States      11,760,000                6,879,600
        9.875%, 3/01/07 ........................................     United States       1,090,000                  648,550
        8.375%, 2/01/08 ........................................     United States       9,037,000                5,377,015
        7.75%, 1/15/09 .........................................     United States      19,364,000               11,521,580
        7.875%, 5/01/09 ........................................     United States       7,952,000                4,651,920
        9.375%, 11/15/09 .......................................     United States       9,522,000                5,856,030
        10.875%, 10/01/10 ......................................     United States       8,130,000                4,837,350
        10.25%, 6/15/11 ........................................     United States       9,783,000                6,212,205


                                         Quarterly Statements of Investments | 9

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------------
                                                                                    SHARES/PRINCIPAL
     MUTUAL SHARES FUND                                                 COUNTRY          AMOUNT i                VALUE
---------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
   l Armstrong World Industries Inc.,
      6.35%, 8/15/03 .........................................       United States      19,929,000          $    14,049,945
      6.50%, 8/15/05 .........................................       United States       1,835,000                1,293,675
      9.75%, 4/15/08 .........................................       United States       5,498,000                3,931,070
      7.45%, 5/15/29 .........................................       United States       3,239,000                2,267,300
      Revolver, 10/29/03 .....................................       United States       4,049,775                2,784,220
      Trade Claim ............................................       United States      10,859,300                7,357,176
  b Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .       United States       4,465,000                4,118,963
  l Century Communications Corp.,
      8.875%, 1/15/07 ........................................       United States         559,000                  547,820
      8.75%, 10/01/07 ........................................       United States       5,509,000                5,261,095
      8.375%, 12/15/07 .......................................       United States         875,000                  853,125
      senior note, 9.50%, 3/01/05 ............................       United States       1,578,000                1,554,330
      Series B, zero cpn., 1/15/08 ...........................       United States       8,769,000                5,042,175
      zero cpn., 3/15/03 .....................................       United States      15,848,000               13,787,760
    Dana Corp.,
      5.85%, 1/15/15 .........................................       United States      29,532,000               22,444,320
      7.00%, 3/01/29 .........................................       United States       6,376,000                4,845,760
  l Owens Corning,
  k Revolver, 6/26/02 ........................................       United States      33,359,932               50,707,098
      Revolver, 6/26/02 ......................................       United States       3,845,000                5,921,300
    Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..       United States          85,000                       85
                                                                                                            ---------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
     (COST $196,441,132) .....................................                                                  207,872,522
                                                                                                            ---------------
    COMPANIES IN LIQUIDATION 0.0% h
a,e City Investing Co. Liquidating Trust ................l....       United States       4,373,476                  481,083
  a Peregrine Investments Holdings Ltd.,
      6.70%, 1/15/98 .........................................         Hong Kong        95,000,000 JPY                6,054
      6.70%, 6/30/00 .........................................         Hong Kong       250,000,000 JPY               15,932
      zero cpn., 1/22/98 .....................................         Hong Kong           500,000                    3,750
    PIV Investment Finance (Cayman) Ltd. .....................         Hong Kong        22,710,000                  454,200
                                                                                                            ---------------
    TOTAL COMPANIES IN LIQUIDATION (COST $--) ................                                                      961,019
                                                                                                            ---------------
    GOVERNMENT AGENCIES 7.5%
m,n Federal Home Loan Bank, 0.00% - 3.60%,
     4/03/06 - 7/02/07 .......................................       United States   1,219,804,000            1,203,147,873
    Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 .........       United States      25,000,000               24,920,275
    Federal National Mortgage Association, 2.15% - 2.20%,
     12/18/06 - 12/29/06 .....................................       United States      30,000,000               29,386,080
  m U.S. Treasury Bills, 4/20/06 - 5/04/06 ...................       United States      55,000,000               54,839,560
                                                                                                            ---------------
    TOTAL GOVERNMENT AGENCIES (COST $1,317,170,179) ..........                                                1,312,293,788
                                                                                                            ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
      (COST $12,905,457,927) 97.2% ...........................                                               16,883,230,019
                                                                                                            ---------------


10 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------------
                                                                                   SHARES/PRINCIPAL
MUTUAL SHARES FUND                                                     COUNTRY          AMOUNT i                 VALUE
---------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 1.9%
  o REPURCHASE AGREEMENT (COST $269,000,000) 1.6%
    Merrill Lynch & Co. Inc., 4.40%, 4/03/06 (Maturity Value
      $269,098,633) Collateralized by U.S. Government
      Agency Securities, 2.75 - 4.625%, 1/18/08 - 5/15/09 .....     United States      269,000,000          $   269,000,000
                                                                                                            ---------------
o,p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
      LOANED SECURITIES 0.3%
    REPURCHASE AGREEMENTS 0.3%
    Bank of America LLC, 4.85%, 4/03/06
      (Maturity Value $10,437,217) Collateralized by U.S.
      Government Agency Securities, 5.00 - 5.50%, 2/01/34 -
      3/01/36 .................................................     United States      10,433,000                10,433,000
    Bear Stearns & Co. Inc., 4.80%, 4/03/06
      (Maturity Value $15,006,000) Collateralized by m U.S.
      Government Agency Securities, 0.00 - 7.375%, 4/15/06 -
      1/15/30 .................................................     United States      15,000,000                15,000,000
    Citigroup Global Markets Inc., 4.82%, 4/03/06
      (Maturity Value $15,006,025) Collateralized by m U.S.
      Government Agency Securities, 0.00 - 6.25%,
      7/26/06 - 12/15/20; U.S. Treasury Bonds,
      2.00 - 3.875%, 1/15/25 - 4/15/32 ........................     United States      15,000,000                15,000,000
    Deutsche Bank Securities Inc, 4.87%, 4/03/06
      (Maturity Value $15,006,088) Collateralized by m U.S.
      Government Agency Securities, 0.00 - 10.00%,
      5/01/06 - 5/15/47 .......................................     United States      15,000,000                15,000,000
                                                                                                            ---------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
       LOANED SECURITIES (COST $55,433,000) ...................                                                  55,433,000
                                                                                                            ---------------
    TOTAL INVESTMENTS (COST $13,229,890,927) 99.1% ............                                              17,207,663,019
                                                                                                            ---------------
    SECURITIES SOLD SHORT (2.5)% ..............................                                                (442,676,888)
    NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE
       CONTRACTS 0.1% .........................................                                                  17,827,926
    OTHER ASSETS, LESS LIABILITIES 3.3% .......................                                                 573,118,969
                                                                                                            ---------------
    NET ASSETS 100.0% .........................................                                             $17,355,933,026
                                                                                                            ---------------
    SECURITIES SOLD SHORT 2.5%
    COMPUTERS & PERIPHERALS 0.5%
    Seagate Technology ........................................     United States       3,206,520           $    84,427,672
                                                                                                            ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
    AT&T Inc. .................................................     United States         653,300                17,665,232
                                                                                                            ---------------
    ELECTRIC UTILITIES 0.4%
    FPL Group Inc. ............................................     United States       1,940,260                77,882,036
                                                                                                            ---------------
    FOOD & STAPLES RETAILING 0.0%H
    SUPERVALU Inc. ............................................     United States         270,700                 8,342,974
                                                                                                            ---------------


                                        Quarterly Statements of Investments | 11

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND                                         COUNTRY         SHARES          VALUE
----------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
FOOD PRODUCTS 0.3%
Kraft Foods Inc., A ...............................     United States     1,623,881     $ 49,219,833
                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
Alcon Inc. ........................................      Switzerland        186,200       19,413,212
                                                                                        ------------
MEDIA 0.3%
Pixar .............................................     United States       705,380       45,243,073
                                                                                        ------------
METALS & MINING 0.2%
United States Steel Corp. .........................     United States       648,589       39,356,381
                                                                                        ------------
OIL & GAS & CONSUMABLE FUELS 0.5%
ConocoPhillips ....................................     United States     1,293,480       81,683,262
                                                                                        ------------
REAL ESTATE 0.1%
Public Storage Inc. ...............................     United States       239,360       19,443,213
                                                                                        ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $422,361,656)                                     $442,676,888
                                                                                        ------------

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $76,454,515, representing 0.44% of net assets.

c Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 4 regarding restricted securities.

e See Note 5 regarding holdings of 5% voting securities.

f A portion or all of the security is on loan as of March 31, 2006.

g See Note 7 regarding other considerations.

h Rounds to less than 0.1% of net assets.

i The principal amount is stated in U.S. dollars unless otherwise indicated.

j The coupon rate shown represents the rate at period end.

k See Note 6 regarding unfunded loan commitments.

l Defaulted security.

m A portion or all of the security is traded on a discount basis with no stated coupon rate.

n Security segregated with broker for securities sold short.

o At March 31, 2006, all repurchase agreements had been entered into on that date.

p Investment from cash collateral received for loaned securities.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL QUALIFIED FUND                                         COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 89.5%
      AIRLINES 0.7%
    a ACE Aviation Holdings Inc. .........................         Canada          1,115,520     $    32,517,492
  a,b ACE Aviation Holdings Inc., A, 144A ................         Canada             58,455           1,703,968
  a,c Air Canada Inc., Contingent Distribution ...........         Canada        238,886,992                  --
                                                                                                 ---------------
                                                                                                      34,221,460
                                                                                                 ---------------
      AUTO COMPONENTS 0.2%
a,d,e Lancer Industries Inc., B ..........................     United States               4           8,451,342
                                                                                                 ---------------
      AUTOMOBILES 0.1%
  a,e International Automotive Components Group LLC ......       Luxembourg        6,508,000           6,508,000
                                                                                                 ---------------
      BEVERAGES 2.7%
      Brown-Forman Corp., A ..............................     United States          79,200           6,197,400
      Coca-Cola Enterprises Inc. .........................     United States       1,570,200          31,937,868
      Pernod Ricard SA ...................................         France            523,094         100,200,727
                                                                                                 ---------------
                                                                                                     138,335,995
                                                                                                 ---------------
      CAPITAL MARKETS 1.4%
    a A.B. Watley Group Inc. .............................     United States         128,325               2,053
    b KKR Financial Corp., 144A ..........................     United States       2,581,600          57,905,288
      MCG Capital Corp. ..................................     United States         938,382          13,240,570
                                                                                                 ---------------
                                                                                                      71,147,911
                                                                                                 ---------------
      CHEMICALS 0.4%
      Linde AG ...........................................        Denmark            234,980          20,390,341
    a Sika AG ............................................      Switzerland              696             715,077
                                                                                                 ---------------
                                                                                                      21,105,418
                                                                                                 ---------------
      COMMERCIAL BANKS 9.3%
      Allied Irish Banks PLC .............................        Ireland          3,441,417          82,058,138
      Bank of Ireland ....................................        Ireland          2,248,075          41,482,982
      BNP Paribas SA .....................................         France            515,209          47,847,017
  a,b Centennial Bank Holdings Inc., 144A ................     United States       1,735,639          20,306,976
      Chinatrust Financial Holding Co. Ltd. ..............         Taiwan         30,000,000          21,307,081
    f Danske Bank AS .....................................        Denmark          1,249,080          46,340,715
a,d,e Elephant Capital Holdings Ltd. .....................         Japan              11,087          26,857,320
      ForeningsSparbanken AB (Swedbank), A ...............         Sweden            974,500          27,463,216
      Mitsubishi UFJ Financial Group Inc. ................         Japan               5,648          86,386,540
  a,e NCB Warrant Holdings Ltd., A .......................         Japan              53,490           8,638,635
    d State National Bancshares Inc. .....................     United States       1,375,000          35,595,313
      Sumitomo Mitsui Financial Group Inc. ...............         Japan               3,404          37,602,073
                                                                                                 ---------------
                                                                                                     481,886,006
                                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES 1.1%
    a Comdisco Holding Co. Inc. ..........................     United States             515               7,596
  a,c Comdisco Holding Co. Inc., Contingent Distribution .     United States      44,591,246                  --
    d Insun ENT Co. Ltd. .................................      South Korea          687,953           9,027,325
      Republic Services Inc. .............................     United States       1,083,113          46,043,134


                                        Quarterly Statements of Investments | 13

FRANKLIN MUTUAL SERIES FUND INC.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                                                  SHARES/WARRANTS/
      MUTUAL QUALIFIED FUND                                          COUNTRY         CONTRACTS            VALUE
---------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
  a,c Safety Kleen Corp., Contingent Distribution ............     United States         535,000     $            --
                                                                                                     ---------------
                                                                                                          55,078,055
                                                                                                     ---------------
      COMPUTERS & PERIPHERALS 0.6%
a,d,e DecisionOne Corp. ......................................     United States       1,008,199             718,846
      International Business Machines Corp. ..................     United States         118,160           9,744,655
    a Lexmark International Inc., A ..........................     United States         422,800          19,186,664
                                                                                                     ---------------
                                                                                                          29,650,165
                                                                                                     ---------------
      CONSUMER FINANCE 0.2%
  a,d White River Capital Inc. ...............................     United States         549,751           8,904,592
                                                                                                     ---------------
      CONTAINERS & PACKAGING 0.9%
      Temple-Inland Inc. .....................................     United States       1,042,200          46,430,010
                                                                                                     ---------------
      DIVERSIFIED CONSUMER SERVICES 0.1%
      H&R Block Inc. .........................................     United States         127,500           2,760,375
                                                                                                     ---------------
      DIVERSIFIED FINANCIAL SERVICES 1.7%
      Aeroplan Income Fund ...................................         Canada            211,313           2,334,350
      Fortis .................................................        Belgium            795,800          28,385,791
      Leucadia National Corp. ................................     United States       1,037,460          61,894,864
  a,c Marconi Corp., Contingent Distribution .................     United Kingdom     34,293,500                  --
                                                                                                     ---------------
                                                                                                          92,615,005
                                                                                                     ---------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 3.3%
a,e,g AboveNet Inc. ..........................................     United States         365,293           8,753,662
a,c,g AboveNet Inc., Contingent Distribution .................     United States      50,430,000                  --
a,e,g AboveNet Inc., wts., 9/08/08 ...........................     United States          11,991             172,671
a,e,g AboveNet Inc., wts., 9/08/10 ...........................     United States          14,107             157,999
      Belgacom ...............................................        Belgium            396,300          12,671,345
      BellSouth Corp. ........................................     United States          29,700           1,029,105
      Chunghwa Telecom Co. Ltd., ADR .........................         Taiwan            974,078          19,082,188
  a,c Global Crossing Holdings Ltd., Contingent Distribution .     United States      49,411,586                  --
    a NTL Inc. ...............................................     United Kingdom      3,266,980          95,101,774
      Sprint Nextel Corp. ....................................     United States         118,861           3,071,368
      Verizon Communications Inc. ............................     United States         917,648          31,255,091
                                                                                                     ---------------
                                                                                                         171,295,203
                                                                                                     ---------------
      ELECTRIC UTILITIES 0.5%
      E.ON AG ................................................        Germany            153,710          16,919,453
      Endesa SA ..............................................         Spain             298,181           9,624,395
  a,b Entegra/Union Power, 144A ..............................     United States          56,691                  --
                                                                                                     ---------------
                                                                                                          26,543,848
                                                                                                     ---------------
      FOOD & STAPLES RETAILING 1.8%
      Bourbon SA .............................................         France            215,723          23,614,778
      Carrefour SA ...........................................         France          1,305,508          69,438,979
                                                                                                     ---------------
                                                                                                          93,053,757
                                                                                                     ---------------


14 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL QUALIFIED FUND                                       COUNTRY         CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      FOOD PRODUCTS 8.7%
      Cadbury Schweppes PLC ...............................    United Kingdom      3,140,921     $    31,195,380
      CSM NV ..............................................     Netherlands        1,909,144          59,585,942
      Groupe Danone .......................................        France            789,560          96,715,384
    a Lotte Confectionary Co. Ltd. ........................     South Korea           30,405          38,270,277
      Nestle SA ...........................................     Switzerland          160,750          47,698,102
    a Nong Shim Co. Ltd. ..................................     South Korea           81,743          22,882,824
      Orkla ASA ...........................................        Norway          2,216,900         109,901,538
    a Pan Fish ASA ........................................        Norway         45,222,713          44,837,798
                                                                                                 ---------------
                                                                                                     451,087,245
                                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
      Guidant Corp. .......................................    United States         570,300          44,517,618
                                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES 3.1%
    d Generale de Sante ...................................        France          2,288,050          77,621,639
a,e,g Kindred Healthcare Inc. .............................    United States       1,444,624          34,515,679
a,e,g Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13  ..    United States             870              12,891
a,e,g Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ..    United States             576                  --
a,e,g Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..    United States           1,164                  --
a,e,g Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 ..    United States             240                  --
a,e,g Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..    United States           3,876                 552
      Rhoen-Klinikum AG ...................................       Germany          1,157,046          49,416,162
                                                                                                 ---------------
                                                                                                     161,566,923
                                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE 0.5%
    a FHC Delaware Inc. ...................................    United States         452,571           1,573,091
      Ladbrokes PLC .......................................    United Kingdom      1,739,118          11,754,250
  a,c Trump Atlantic, Contingent Distribution .............    United States      20,543,000             780,223
    a Trump Entertainment Resorts Inc. ....................    United States         690,230          12,783,060
                                                                                                 ---------------
                                                                                                      26,890,624
                                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES 1.3%
      Keppel Corp. Ltd. ...................................      Singapore         1,329,623          11,355,508
      Siemens AG ..........................................       Germany            460,520          42,924,327
      Tyco International Ltd. .............................    United States         480,580          12,917,990
                                                                                                 ---------------
                                                                                                      67,197,825
                                                                                                 ---------------
      INSURANCE 10.6%
    a Allegheny Corp. .....................................    United States         143,798          41,629,394
    a Berkshire Hathaway Inc., A ..........................    United States             468          42,283,800
  a,h Berkshire Hathaway Inc., B ..........................    United States          18,875          56,851,500
      Hartford Financial Services Group Inc. ..............    United States         482,200          38,841,210
a,d,e Imagine Group Holdings Ltd. .........................       Bermuda          2,814,856          28,828,432
      Montpelier Re Holdings Ltd. .........................       Bermuda            332,216           5,415,121
      Old Republic International Corp. ....................    United States       2,135,500          46,596,610
  a,e Olympus Re Holdings Ltd. ............................       Bermuda             97,300             612,017
      Prudential Financial Inc. ...........................    United States         461,000          34,948,410


                                        Quarterly Statements of Investments | 15

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
    MUTUAL QUALIFIED FUND                                         COUNTRY         CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    INSURANCE (CONTINUED)
a,e Symetra Financial ...................................      United States         394,800     $    45,402,000
    White Mountains Insurance Group Ltd. ................      United States         352,130         209,341,285
                                                                                                 ---------------
                                                                                                     550,749,779
                                                                                                 ---------------
    MACHINERY 1.9%
    Kone OYJ ............................................         Finland          1,438,600          59,209,974
    NACCO Industries Inc., A ............................      United States         274,700          42,292,812
                                                                                                 ---------------
                                                                                                     101,502,786
                                                                                                 ---------------
    MEDIA 5.0%
    CBS Corp., B ........................................      United States         214,050           5,132,919
    CJ CGV Co. Ltd. .....................................       South Korea          574,910          14,525,848
    Clear Channel Communications Inc. ...................      United States         658,200          19,094,382
  a Comcast Corp., A ....................................      United States         146,500           3,826,580
  a EchoStar Communications Corp., A ....................      United States         529,300          15,810,191
  e Hollinger International Inc., A .....................      United States         767,234           6,107,950
    Knight Ridder Inc. ..................................      United States         118,600           7,496,706
  a Liberty Media Corp., A ..............................      United States       6,148,259          50,477,206
    News Corp., A .......................................      United States       1,126,900          18,717,809
    Time Warner Inc. ....................................      United States       2,704,400          45,406,876
  a TVMAX Holdings Inc. .................................      United States         111,391             111,391
  a Viacom Inc., B ......................................      United States         214,050           8,305,140
    The Walt Disney Co. .................................      United States         494,030          13,778,497
    Washington Post Co., B ..............................      United States          66,050          51,304,338
                                                                                                 ---------------
                                                                                                     260,095,833
                                                                                                 ---------------
    METALS & MINING 3.5%
    Anglo American PLC ..................................       South Africa       1,080,353          41,606,814
  a Apex Silver Mines Ltd. ..............................         Bolivia          1,081,300          25,680,875
    Arcelor .............................................        Luxembourg          114,500           4,512,828
    Barrick Gold Corp. ..................................          Canada            660,591          17,982,766
  a Eldorado Gold Corp. .................................          Canada          2,842,400          13,728,226
  a Glamis Gold Ltd. ....................................          Canada            433,400          14,140,475
    Goldcorp Inc. .......................................          Canada            462,021          13,518,389
  a Goldcorp Inc., wts., 5/30/07 ........................          Canada            777,331           4,573,124
  a Harmony Gold Mining Co. Ltd., ADR ...................       South Africa         131,250           2,084,250
    Newmont Mining Corp. ................................      United States         868,280          45,055,049
                                                                                                 ---------------
                                                                                                     182,882,796
                                                                                                 ---------------
    MULTI-UTILITIES 0.5%
    NorthWestern Corp. ..................................      United States         308,610           9,610,116
a,c NorthWestern Corp., Contingent Distribution .........      United States       9,346,450             724,940
  a NorthWestern Corp., wts., 11/01/07 ..................      United States          16,682              94,253
    RWE AG ..............................................         Germany            211,320          18,408,939
                                                                                                 ---------------
                                                                                                      28,838,248
                                                                                                 ---------------
    MULTILINE RETAIL 0.8%
    Jelmoli Holding AG ..................................       Switzerland           24,399          40,781,921
                                                                                                 ---------------


16 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
    MUTUAL QUALIFIED FUND                                         COUNTRY         CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    OIL, GAS & CONSUMABLE FUELS 3.5%
a,e Anchor Resources LLC ................................      United States          58,923     $            --
    BP PLC ..............................................      United Kingdom      1,221,600          14,020,636
    BP PLC, ADR .........................................      United Kingdom        193,700          13,353,678
    CONSOL Energy Inc. ..................................      United States         624,220          46,292,155
    Eni SpA .............................................          Italy           1,452,100          41,309,876
    Oil & Natural Gas Corp. Ltd. ........................          India             833,600          24,530,319
    Total SA, B .........................................          France            166,368          43,882,109
                                                                                                 ---------------
                                                                                                     183,388,773
                                                                                                 ---------------
    PAPER & FOREST PRODUCTS 3.1%
    Abitibi-Consolidated Inc. ...........................          Canada          1,139,500           4,713,154
  h Weyerhaeuser Co. ....................................      United States       2,142,200         155,159,546
                                                                                                 ---------------
                                                                                                     159,872,700
                                                                                                 ---------------
    PHARMACEUTICALS 2.6%
    Bristol-Myers Squibb Co. ............................      United States         804,400          19,796,284
    Merck & Co. Inc. ....................................      United States         162,700           5,731,921
    Pfizer Inc. .........................................      United States       1,871,640          46,641,269
    Sanofi-Aventis ......................................          France            321,748          30,601,645
    Valeant Pharmaceuticals International ...............      United States       1,025,100          16,247,835
    Wyeth ...............................................      United States         344,500          16,715,140
                                                                                                 ---------------
                                                                                                     135,734,094
                                                                                                 ---------------
    REAL ESTATE 3.4%
  a Alexander's Inc. ....................................      United States         108,590          31,382,510
    Canary Wharf Group PLC ..............................      United Kingdom      8,298,072          43,700,544
    Great Eagle Holdings Ltd. ...........................        Hong Kong            32,939             114,616
  b Medical Properties Trust Inc., 144A .................      United States         823,500           8,893,800
    Mills Corp. .........................................      United States         975,509          27,314,252
a,e Security Capital European Realty ....................        Luxembourg           17,603             128,643
    Swire Pacific Ltd., A ...............................        Hong Kong         3,620,800          35,440,625
    Swire Pacific Ltd., B ...............................        Hong Kong         5,292,600           9,617,390
    Ventas Inc. .........................................      United States         669,525          22,214,840
                                                                                                 ---------------
                                                                                                     178,807,220
                                                                                                 ---------------
    ROAD & RAIL 1.5%
  e Florida East Coast Industries Inc. ..................      United States       1,497,000          76,653,885
                                                                                                 ---------------
    SOFTWARE 0.2%
    Microsoft Corp. .....................................      United States         383,200          10,426,872
                                                                                                 ---------------
    THRIFTS & MORTGAGE FINANCE 2.9%
  a Franklin Bancorp ....................................      United States         889,879          17,112,373
    Hudson City Bancorp Inc. ............................      United States       2,308,140          30,675,181
  d ITLA Capital Corp. ..................................      United States         445,796          21,496,283
    Sovereign Bancorp Inc. ..............................      United States       3,735,520          81,845,243
                                                                                                 ---------------
                                                                                                     151,129,080
                                                                                                 ---------------


                                        Quarterly Statements of Investments | 17

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------
                                                                                    SHARES/WARRANTS/
      MUTUAL QUALIFIED FUND                                           COUNTRY          CONTRACTS            VALUE
---------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      TOBACCO 10.6%
      Altadis SA ...............................................         Spain          2,499,700      $  112,059,552
    h Altria Group Inc. ........................................     United States        796,507          56,440,486
      British American Tobacco PLC .............................     United Kingdom     3,939,454          95,353,369
      Imperial Tobacco Group PLC ...............................     United Kingdom     1,301,759          38,583,476
      KT&G Corp. ...............................................      South Korea       2,380,300         134,246,323
  a,b KT&G Corp., GDR, 144A ....................................      South Korea       1,433,500          40,854,750
    h Reynolds American Inc. ...................................     United States        686,300          72,404,650
                                                                                                       --------------
                                                                                                          549,942,606
                                                                                                       --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $2,975,581,797) ..................................                                        4,650,053,970
                                                                                                       --------------
      PREFERRED STOCKS 0.5%
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
    e PTV Inc., 10.00%, pfd., A ................................     United Kingdom        92,939             177,513
                                                                                                       --------------
      METALS & MINING 0.5%
d,e,g Esmark Inc., 10.00%, cvt. pfd., A ........................     United States         22,360          24,090,664
                                                                                                       --------------
      TOTAL PREFERRED STOCKS (COST $22,638,817) ................                                           24,268,177
                                                                                                       --------------


                                                                                    ------------------
                                                                                    PRINCIPAL AMOUNT k
                                                                                    ------------------
      CORPORATE BONDS & NOTES 2.5%
    b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ...         Canada         2,505,000 CAD       2,110,292
    j Collins & Aikman Products Co.,
         Revolver, FRN, 11.00%, 8/31/09 ........................     United States        365,553             350,931
         Tranche B1 Term Loan, FRN, 11.00%, 8/31/11 ............     United States        858,200             815,290
    b Dana Credit Corp., 144A, 8.375%, 8/15/07 .................     United States        219,000             209,145
  b,d DecisionOne Corp., 144A, 12.00%, 4/15/10 .................     United States      1,104,372           1,104,372
      Entegra/Union Power,
         Term Loan A, 4.00%, 6/01/12 ...........................     United States      2,885,632           3,116,482
         Term Loan B, 9.00%, 6/01/20 ...........................     United States      2,778,756           3,001,057
      Eurotunnel PLC,
         Participating Loan Note, 1.00%, 4/30/40 ...............     United Kingdom     1,020,000 GBP         247,951
       j S8 Tier 1 Stabilization Advance, FRN, 5.840%, 3/15/26       United Kingdom       253,817 GBP         105,771
     b,j Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
           12/15/12 ............................................     United Kingdom       828,649 GBP       1,392,062
       j Tier 2, FRN, 5.863%, 12/31/18 .........................     United Kingdom    10,332,415 GBP      16,505,433
       j Tier 3, FRN, 5.895%, 12/31/25 .........................     United Kingdom    24,858,208 GBP      25,681,715
      Eurotunnel SA,
       j S6 Tier 1 Stabilization Advance (PIBOR), FRN, 3.925%,
           3/15/26 .............................................         France           40,565 EUR           11,796
       j S7 Tier 1 Stabilization Advance (PIBOR), FRN, 3.926%,
           3/15/26 .............................................         France          227,494 EUR           66,152
            Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
           12/15/12 ............................................         France          482,500 EUR          565,598
       j Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 .................         France        2,479,106 EUR        2,763,391
       j Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 .................         France        1,096,535 EUR        1,222,277
       j Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 .................         France        6,693,302 EUR        4,825,215


18 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND                                           COUNTRY      PRINCIPAL AMOUNT k       VALUE
--------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONTINUED)
     Eurotunnel SA, (continued)
     j Tier 3 (PIBOR), FRN, 3.926%, 12/31/25 ..................        France         37,541,397 EUR    $ 27,063,668
   j Motor Coach Industries International Inc., FRN, 17.810%,
         12/01/08 .............................................     United States     22,489,299          21,927,065
     Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .........     United States     13,553,108          13,248,163
     TVMAX Holdings Inc., PIK,
       11.50%, 05/31/2006 .....................................     United States        259,888             259,888
     l 14.00%, 05/31/2006 .....................................     United States        566,079             566,079
                                                                                                        ------------
     TOTAL CORPORATE BONDS & NOTES
      (COST $122,362,980) .....................................                                          127,159,793
                                                                                                        ------------
     CORPORATE BONDS & NOTES IN REORGANIZATION 1.5%
   m Adelphia Communications Corp.,
       9.25%, 10/01/02 ........................................     United States      2,551,000           1,492,335
       8.125%, 7/15/03 ........................................     United States        660,000             396,000
       7.50%, 1/15/04 .........................................     United States      1,740,000           1,035,300
       10.50%, 7/15/04 ........................................     United States      2,715,000           1,629,000
       9.875%, 3/01/05 ........................................     United States      1,013,000             602,735
       10.25%, 11/01/06 .......................................     United States      4,368,000           2,555,280
       9.875%, 3/01/07 ........................................     United States        390,000             232,050
       8.375%, 2/01/08 ........................................     United States      3,934,000           2,340,730
       7.75%, 1/15/09 .........................................     United States      8,148,000           4,848,060
       7.875%, 5/01/09 ........................................     United States      3,491,000           2,042,235
       9.375%, 11/15/09 .......................................     United States      3,471,000           2,134,665
       10.875%, 10/01/10 ......................................     United States      3,183,000           1,893,885
       10.25%, 6/15/11 ........................................     United States      3,429,000           2,177,415
   m Armstrong World Industries Inc.,
       6.35%, 8/15/03 .........................................     United States      6,493,000           4,577,565
       6.50%, 8/15/05 .........................................     United States        584,000             411,720
       9.75%, 4/15/08 .........................................     United States      2,010,000           1,437,150
       7.45%, 5/15/29 .........................................     United States      1,180,000             826,000
       Revolver, 10/29/03 .....................................     United States      1,483,875           1,020,164
       Trade Claim ............................................     United States      3,978,800           2,695,637
 b,m Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .     United States      1,406,000           1,297,035
   m Century Communications Corp.,
     f 8.875%, 1/15/07 ........................................     United States        210,000             205,800
       8.75%, 10/01/07 ........................................     United States      2,062,000           1,969,210
       8.375%, 12/15/07 .......................................     United States        400,000             390,000
       senior note, 9.50%, 3/01/05 ............................     United States        610,000             600,850
       Series B, zero cpn., 1/15/08 ...........................     United States      3,450,000           1,983,750
       zero cpn., 3/15/03 .....................................     United States      6,765,000           5,885,550
   m Dana Corp.,
       5.85%, 1/15/15 .........................................     United States      9,145,000           6,950,200
       7.00%, 3/01/29 .........................................     United States      1,972,000           1,498,720
   m Owens Corning,
     l Revolver, 6/26/02 ......................................     United States     15,639,842          22,488,105
       Revolver, 6/26/02 ......................................     United States      1,170,000           1,801,800
   m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..     United States         40,000                  40
                                                                                                        ------------

                                        Quarterly Statements of Investments | 19

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         SHARES/
     MUTUAL QUALIFIED FUND                                               COUNTRY    PRINCIPAL AMOUNT k        VALUE
-----------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
     TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
       (COST $72,417,195) ........................................                                       $   79,418,986
                                                                                                         --------------
     COMPANIES IN LIQUIDATION (COST $--) 0.0% i
   a City Investing Co. Liquidating Trust ........................     United States       1,607,485            176,823
                                                                                                         --------------
     GOVERNMENT AGENCIES 2.9%
 h,n Federal Home Loan Bank, 0.00% - 3.35%,
       4/03/06 - 7/02/07 .........................................     United States     102,820,000        101,449,234
     Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 ............     United States      10,000,000          9,968,110
     Federal National Mortgage Association, 2.15% - 2.20%,
       12/18/06 - 12/29/06 .......................................     United States      20,000,000         19,586,700
   n U.S. Treasury Bills, 4/20/06 - 5/04/06 ......................     United States      20,000,000         19,940,100
                                                                                                         --------------
     TOTAL GOVERNMENT AGENCIES (COST $152,237,645) ...............                                          150,944,144
                                                                                                         --------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
        (COST $3,345,238,434) ....................................                                        5,032,021,893
                                                                                                         --------------
     SHORT TERM INVESTMENTS 2.5%
   o REPURCHASE AGREEMENT (COST $88,000,000) 1.7%
     Merrill Lynch & Co. Inc., 4.40%, 4/03/06 (Maturity Value
       $88,032,267) Collateralized by U.S. Government
       Agency Securities, 2.75 - 5.625%, 3/14/08 - 2/22/16 .......     United States      88,000,000         88,000,000
                                                                                                         --------------
 o,p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
        LOANED SECURITIES 0.8%
     REPURCHASE AGREEMENTS 0.8%
     Bank of America LLC, 4.85%, 4/03/06 (Maturity Value
      $10,004,042) Collateralized by U.S. Government Agency
       Securities, 5.00 - 5.50%, 2/01/34 -3/01/36 ................     United States      10,000,000         10,000,000
     Bear Stearns & Co. Inc., 4.80%, 4/03/06 (Maturity Value
       $10,004,000) Collateralized by nU.S. Government Agency
       Securities, 0.00 - 7.375%, 4/15/06 - 1/15/30 ..............     United States      10,000,000         10,000,000
     Citigroup Global Markets Inc., 4.82%, 4/03/06 (Maturity Value
      $10,004,017) Collateralized by nU.S. Government Agency
       Securities 0.00 - 8.43%, 4/03/06 - 8/06/38 and
     n U.S. Treasury Bills, Bonds & Notes 0.00 - 11.25%,
       4/03/06 - 2/15/36 .........................................     United States      10,000,000         10,000,000
     Deutsche Bank Securities Inc, 4.87%, 4/03/06 (Maturity Value
       $10,004,058) Collateralized by nU.S. Government Agency
       Securities, 0.00 - 10.00%, 4/06/06 - 5/15/47 ..............     United States      10,000,000         10,000,000
     Goldman Sachs & Co., 4.84%, 4/03/06 (Maturity Value
       $3,329,342) Collateralized by U.S. Government Agency
       Securities, 2.825 - 8.00%, 6/01/09 - 10/01/40 .............     United States       3,328,000          3,328,000
                                                                                                         --------------
     TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
         LOANED SECURITIES (COST $43,328,000) ....................                                           43,328,000
                                                                                                         --------------
     TOTAL INVESTMENTS (COST $3,476,566,434) 99.4% ...............                                        5,163,349,893
                                                                                                         --------------


20 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND                               COUNTRY         SHARES            VALUE
----------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (0.7)% ...............                                   $   (35,778,369)
NET UNREALIZED GAIN ON FORWARD EXCHANGE
  CONTRACTS 0.2% ...........................                                         9,530,097
OTHER ASSETS, LESS LIABILITIES 1.1% ........                                        56,779,109
                                                                               ---------------
NET ASSETS 100.0% ..........................                                     5,193,880,730
                                                                               ---------------
SECURITIES SOLD SHORT 0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%i
AT&T Inc. ..................................     United States      39,400     $     1,065,376
                                                                               ---------------
FOOD PRODUCTS 0.3%
Kraft Foods Inc., A ........................     United States     527,089          15,976,068
                                                                               ---------------
HEALTH CARE PROVIDERS & SERVICES 0.1%
Alcon Inc. .................................      Switzerland       27,500           2,867,150
                                                                               ---------------
METALS & MINING 0.0% i
United States Steel Corp. ..................     United States      34,480           2,092,246
                                                                               ---------------
MOVIES & ENTERTAINMENT 0.3%
Pixar ......................................     United States     214,804          13,777,529
                                                                               ---------------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $37,720,745) ...................                                   $    35,778,369
                                                                               ---------------

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $134,480,653, representing 2.59% of net assets.

c Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 5 regarding holdings of 5% voting securities.

e See Note 4 regarding restricted securities.

f A portion or all of the security is on loan as of March 31, 2006.

g See Note 7 regarding other considerations.

h Security segregated with broker for securities sold short.

i Rounds to less than 0.1% of net assets.

j The coupon shown represents the rate at period end.

k The principal amount is stated in U.S. dollars unless otherwise indicated.

l See Note 6 regarding unfunded loan commitments.

m Defaulted security.

n A portion or all of the security is traded on a discount basis with no stated coupon rate.

o At March 31, 2006, all repurchase agreements had been entered into on that date.

p Investments for cash collateral in loaned securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                              SHARES/WARRANTS/
      MUTUAL BEACON FUND                                          COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 92.2%
      AIRLINES 0.4%
    a ACE Aviation Holdings Inc. .........................         Canada             885,629    $    25,816,151
  a,b ACE Aviation Holdings Inc., A, 144A ................         Canada              46,508          1,355,712
  a,c Air Canada Inc., Contingent Distribution ...........         Canada         288,242,292                 --
                                                                                                 ---------------
                                                                                                      27,171,863
                                                                                                 ---------------
      AUTO COMPONENTS 0.0%d
  a,e Lancer Industries Inc., B ..........................     United States               1             845,369
                                                                                                 ---------------
      AUTOMOBILES 0.1%
  a,e International Automotive Components Group LLC ......       Luxembourg        7,839,000           7,839,000
                                                                                                 ---------------
      BEVERAGES 3.8%
      Brown-Forman Corp., A ..............................     United States         308,260          24,121,345
      Brown-Forman Corp., B ..............................     United States         362,618          27,910,707
      Carlsberg AS, A ....................................        Denmark             74,900           4,621,167
    f Carlsberg AS, B ....................................        Denmark          1,124,973          73,426,770
      Coca-Cola Enterprises Inc. .........................     United States       2,972,225          60,455,057
      Pernod Ricard SA ...................................         France            252,985          48,460,279
                                                                                                 ---------------
                                                                                                     238,995,325
                                                                                                 ---------------
      CAPITAL MARKETS 0.2%
      Bear Stearns Cos. Inc. .............................     United States          98,932          13,721,868
                                                                                                 ---------------
      CHEMICALS 1.2%
      Givaudan AG ........................................      Switzerland           55,850          42,907,188
      Royal DSM NV .......................................      Netherlands          683,349          31,196,992
                                                                                                 ---------------
                                                                                                      74,104,180
                                                                                                 ---------------
      COMMERCIAL BANKS 8.8%
      Allied Irish Banks PLC .............................        Ireland          1,192,964          28,445,377
      Banca Intesa SpA ...................................         Italy          11,423,788          68,236,434
      Bank of Ireland ....................................        Ireland          1,870,698          34,519,369
      BNP Paribas SA .....................................         France            565,850          52,550,003
      Chinatrust Financial Holding Co. Ltd. ..............         Taiwan         58,034,000          41,217,838
      Danske Bank AS .....................................        Denmark          1,770,010          65,667,154
a,e,g FE Capital Holdings Ltd. ...........................         Japan              13,981          33,868,953
      ForeningsSparbanken AB (Swedbank), A ...............         Sweden          1,816,300          51,186,700
      Mitsubishi UFJ Financial Group Inc. ................         Japan               5,727          87,594,851
  a,e NCB Warrant Holdings Ltd., A .......................         Japan              67,420          10,888,330
      Sumitomo Mitsui Financial Group Inc. ...............         Japan               2,942          32,498,619
      Wachovia Corp. .....................................     United States         831,320          46,595,486
                                                                                                 ---------------
                                                                                                     553,269,114
                                                                                                 ---------------


22 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                                  SHARES/WARRANTS/
      MUTUAL BEACON FUND                                              COUNTRY         CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      COMMERCIAL SERVICES & SUPPLIES 0.0% d
    a Comdisco Holding Co. Inc. ..............................     United States             630     $         9,293
  a,c Comdisco Holding Co. Inc., Contingent Distribution .....     United States      54,914,113                  --
  a,c Safety Kleen Corp., Contingent Distribution ............     United States         630,000                  --
                                                                                                     ---------------
                                                                                                               9,293
                                                                                                     ---------------
      COMPUTERS & PERIPHERALS 1.6%
a,e,g DecisionOne Corp. ......................................     United States       1,142,353             814,498
    a Dell Inc. ..............................................     United States         186,100           5,538,336
      International Business Machines Corp. ..................     United States         593,820          48,972,335
    a Lexmark International Inc., A ..........................     United States       1,006,730          45,685,407
                                                                                                     ---------------
                                                                                                         101,010,576
                                                                                                     ---------------
      CONSTRUCTION MATERIALS 0.2%
      Lafarge North America Inc. .............................                           136,200          11,440,800
                                                                                                     ---------------
      CONTAINERS & PACKAGING 1.2%
      Temple-Inland Inc. .....................................     United States       1,672,900          74,527,695
                                                                                                     ---------------
      DIVERSIFIED FINANCIAL SERVICES 2.1%
      Aeroplan Income Fund ...................................         Canada            167,783           1,853,480
      Fortis .................................................        Belgium          2,400,539          85,626,036
      Leucadia National Corp. ................................     United States         846,890          50,525,457
  a,c Marconi Corp., Contingent Distribution .................     United Kingdom     42,651,300                  --
                                                                                                     ---------------
                                                                                                         138,004,973
                                                                                                     ---------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 4.8%
a,e,h AboveNet Inc. ..........................................     United States         439,477          10,531,363
a,c,h AboveNet Inc., Contingent Distribution .................     United States      61,502,000                  --
a,e,h AboveNet Inc., wts., 9/08/08 ...........................     United States          14,770             212,688
a,e,h AboveNet Inc., wts., 9/08/10 ...........................     United States          17,376             194,611
      BellSouth Corp. ........................................     United States         977,660          33,875,919
      Chunghwa Telecom Co. Ltd., ADR .........................         Taiwan          1,670,170          32,718,630
  a,c Global Crossing Holdings Ltd., Contingent Distribution .     United States      60,632,757                  --
    a NTL Inc. ...............................................     United Kingdom      3,991,351         116,188,235
      Sprint Nextel Corp. ....................................     United States         581,000          15,013,040
      Verizon Communications Inc. ............................     United States       2,834,412          96,540,073
                                                                                                     ---------------
                                                                                                         305,274,559
                                                                                                     ---------------
      ELECTRIC UTILITIES 0.8%
      E.ON AG ................................................        Germany            441,388          48,585,281
  a,b Entegra/Union Power, 144A ..............................     United States          75,419                  --
                                                                                                     ---------------
                                                                                                          48,585,281
                                                                                                     ---------------
      FOOD & STAPLES RETAILING 1.4%
      Albertson's Inc. .......................................     United States         784,600          20,140,682
      Carrefour SA ...........................................         France          1,247,291          66,342,461
                                                                                                     ---------------
                                                                                                          86,483,143
                                                                                                     ---------------


                                        Quarterly Statements of Investments | 23

FRANKLIN MUTUAL SERIES FUND INC.

------------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL BEACON FUND                                           COUNTRY         CONTRACTS           VALUE
------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      FOOD PRODUCTS 6.0%
      Cadbury Schweppes PLC ...............................     United Kingdom      4,497,511     $    44,668,925
    g Farmer Brothers Co. .................................     United States       1,033,896          23,055,881
      Groupe Danone .......................................         France            640,200          78,419,865
      Nestle SA ...........................................      Switzerland          198,235          58,820,736
      Orkla ASA ...........................................         Norway          2,332,900         115,652,171
    a Pan Fish ASA ........................................         Norway         61,074,515          60,554,676
                                                                                                  ---------------
                                                                                                      381,172,254
                                                                                                  ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
    a Boston Scientific Corp. .............................     United States         703,470          16,214,984
      Guidant Corp. .......................................     United States         956,700          74,680,002
      Hillenbrand Industries Inc. .........................     United States       1,170,900          64,387,791
                                                                                                  ---------------
                                                                                                      155,282,777
                                                                                                  ---------------
      HEALTH CARE PROVIDERS & SERVICES 0.6%
a,e,h Kindred Healthcare Inc. .............................     United States       1,639,289          39,166,712
a,e,h Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...     United States             982              14,551
a,e,h Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ..     United States             650                  --
a,e,h Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..     United States           1,314                  --
a,e,h Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 ..     United States             271                  --
a,e,h Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..     United States           4,380                 624
                                                                                                  ---------------
                                                                                                       39,181,887
                                                                                                  ---------------
      HOTELS, RESTAURANTS & LEISURE 0.3%
  a,g FHC Delaware Inc. ...................................     United States         507,977           1,765,677
  a,c Trump Atlantic, Contingent Distribution .............     United States      26,587,000           1,009,774
    a Trump Entertainment Resorts Inc. ....................     United States         890,620          16,494,283
                                                                                                  ---------------
                                                                                                       19,269,734
                                                                                                  ---------------
      INDUSTRIAL CONGLOMERATES 1.4%
      Tyco International Ltd. .............................     United States       3,315,940          89,132,467
                                                                                                  ---------------
      INSURANCE 10.9%
    a Allegheny Corp. .....................................     United States         166,287          48,139,948
    a Berkshire Hathaway Inc., A ..........................     United States             741          66,949,350
    a Berkshire Hathaway Inc., B ..........................     United States          38,925         117,242,100
      Hartford Financial Services Group Inc. ..............     United States         741,800          59,751,990
      Montpelier Re Holdings Ltd. .........................        Bermuda            388,350           6,330,105
      Old Republic International Corp. ....................     United States       2,781,556          60,693,552
  a,e Olympus Re Holdings Ltd. ............................        Bermuda            106,700             671,143
      Prudential Financial Inc. ...........................     United States         541,900          41,081,439
  a,e Symetra Financial ...................................     United States         511,600          58,834,000
      White Mountains Insurance Group Ltd. ................     United States         389,021         231,272,984
                                                                                                  ---------------
                                                                                                      690,966,611
                                                                                                  ---------------


24 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL BEACON FUND                                          COUNTRY         CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      LEISURE EQUIPMENT & PRODUCTS 0.9%
      Mattel Inc. ........................................     United States       3,049,400     $    55,285,622
                                                                                                 ---------------
      MACHINERY 1.6%
    a AGCO Corp. .........................................     United States       3,518,300          72,969,542
      Deere & Co. ........................................     United States         344,300          27,216,915
                                                                                                 ---------------
                                                                                                     100,186,457
                                                                                                 ---------------
      MEDIA 9.3%
    a Cablevision Systems Corp., A .......................     United States       1,026,400          27,404,880
      CBS Corp., B .......................................     United States         851,050          20,408,179
      Clear Channel Communications Inc. ..................     United States       1,912,220          55,473,502
    a Comcast Corp., A ...................................     United States       2,032,710          53,094,385
    e Hollinger International Inc., A ....................     United States         985,458           7,845,231
      Knight Ridder Inc. .................................     United States         183,000          11,567,430
    a Liberty Media Corp., A .............................     United States       6,957,360          57,119,926
      News Corp., A ......................................     United States       9,347,100         155,255,331
      Time Warner Inc. ...................................     United States       3,929,600          65,977,984
    a TVMAX Holdings Inc. ................................     United States         133,855             133,855
    a Viacom Inc., B .....................................     United States         970,650          37,661,220
      Washington Post Co., B .............................     United States         119,022          92,450,338
                                                                                                 ---------------
                                                                                                     584,392,261
                                                                                                 ---------------
      METALS & MINING 2.0%
      Anglo American PLC .................................      South Africa       1,190,409          45,845,317
      Arcelor ............................................       Luxembourg          140,300           5,529,693
      Barrick Gold Corp. .................................         Canada            831,616          22,625,083
    a Goldcorp Inc., wts., 5/30/07 .......................         Canada            930,257           5,472,800
      Newmont Mining Corp. ...............................     United States         745,100          38,663,239
a,e,g PMG LLC ............................................     United States          38,842           6,370,041
    a Rio Narcea Gold Mines Ltd. .........................         Canada          1,213,700           2,359,323
                                                                                                 ---------------
                                                                                                     126,865,496
                                                                                                 ---------------
      MULTI-UTILITIES & UNREGULATED POWER 1.2%
      NorthWestern Corp. .................................     United States         391,751          12,199,126
  a,c NorthWestern Corp., Contingent Distribution ........     United States      11,863,900             920,182
    a NorthWestern Corp., wts., 11/01/07 .................     United States          21,153             119,515
      Suez SA ............................................         France          1,580,555          62,275,814
                                                                                                 ---------------
                                                                                                      75,514,637
                                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS 3.8%
a,e,g Anchor Resources LLC ...............................     United States          69,184                  --
      BP PLC .............................................     United Kingdom      2,690,300          30,877,306
      BP PLC, ADR ........................................     United Kingdom         26,100           1,799,334
      Burlington Resources Inc. ..........................     United States         677,340          62,254,319


                                        Quarterly Statements of Investments | 25

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
    MUTUAL BEACON FUND                                            COUNTRY         CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    CONSOL Energy Inc. ..................................      United States         973,100     $    72,165,838
    Oil & Natural Gas Corp. Ltd. ........................          India           1,178,502          34,679,739
    Pogo Producing Co. ..................................      United States         794,600          39,928,650
                                                                                                 ---------------
                                                                                                     241,705,186
                                                                                                 ---------------
    PAPER & FOREST PRODUCTS 4.1%
    International Paper Co. .............................      United States       1,816,620          62,800,554
    Weyerhaeuser Co. ....................................      United States       2,709,391         196,241,190
                                                                                                 ---------------
                                                                                                     259,041,744
                                                                                                 ---------------
    PHARMACEUTICALS 3.3%
    Pfizer Inc. .........................................      United States       3,019,010          75,233,729
    Sanofi-Aventis ......................................          France            695,180          66,118,987
    Valeant Pharmaceuticals International ...............      United States         997,800          15,815,130
    Wyeth ...............................................      United States       1,023,300          49,650,516
                                                                                                 ---------------
                                                                                                     206,818,362
                                                                                                 ---------------
    REAL ESTATE 3.4%
  a Alexander's Inc. ....................................      United States          38,800          11,213,200
    Canary Wharf Group PLC ..............................      United Kingdom     10,069,634          53,030,208
    iStar Financial Inc. ................................      United States       1,648,734          63,113,538
    Mills Corp. .........................................      United States         994,000          27,832,000
a,e Security Capital European Realty ....................        Luxembourg           20,244             147,943
    Shurgard Storage Centers Inc., A ....................      United States         113,400           7,555,842
    The St. Joe Co. .....................................      United States         482,598          30,326,458
    Ventas Inc. .........................................      United States         608,900          20,203,302
                                                                                                 ---------------
                                                                                                     213,422,491
                                                                                                 ---------------
    ROAD & RAIL 1.6%
e,g Florida East Coast Industries Inc. ..................      United States       1,967,636         100,752,801
                                                                                                 ---------------
    SOFTWARE 1.0%
    Microsoft Corp. .....................................      United States       2,235,690          60,833,125
                                                                                                 ---------------
    THRIFTS & MORTGAGE FINANCE 2.3%
    First Niagara Financial Group Inc. ..................      United States         427,550           6,267,883
    Hudson City Bancorp Inc. ............................      United States       4,654,880          61,863,355
    Sovereign Bancorp Inc. ..............................      United States       2,044,600          44,797,186
    Washington Mutual Inc. ..............................      United States         718,460          30,620,765
                                                                                                 ---------------
                                                                                                     143,549,189
                                                                                                 ---------------
    TOBACCO 9.5%
    Altadis SA ..........................................          Spain           2,658,610         119,183,360
  i Altria Group Inc. ...................................      United States       1,297,959          91,973,375
    British American Tobacco PLC ........................      United Kingdom      4,189,876         101,414,763
    British American Tobacco PLC, ADR ...................      United Kingdom         40,400           1,963,440


26 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------------------------------------------------
                                                                                   SHARES/WARRANTS/
      MUTUAL BEACON FUND                                             COUNTRY          CONTRACTS                 VALUE
--------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      TOBACCO (CONTINUED)
      Imperial Tobacco Group PLC .............................     United Kingdom      2,703,833           $    80,140,237
      KT&G Corp. .............................................      South Korea          835,850                47,141,028
    b KT&G Corp., GDR, 144A ..................................      South Korea        1,579,000                45,001,500
    i Reynolds American Inc. .................................     United States       1,055,718               111,378,249
                                                                                                           ---------------
                                                                                                               598,195,952
                                                                                                           ---------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $4,182,060,842) ................................                                               5,822,852,092
                                                                                                           ---------------
      PREFERRED STOCKS 0.8%
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% d
    e PTV Inc., 10.00%, pfd., A ..............................     United Kingdom        114,246                   218,210
                                                                                                           ---------------
      METALS & MINING 0.5%
e,g,h Esmark Inc., 10.00%, cvt. pfd., A ......................     United States          28,644                30,861,045
                                                                                                           ---------------
      REAL ESTATE 0.3%
      iStar Financial Inc., 7.80%, pfd. ......................     United States         770,100                19,529,736
                                                                                                           ---------------
      TOTAL PREFERRED STOCKS (COST $48,239,238) ..............                                                  50,608,991
                                                                                                           ---------------


                                                                                    -------------------
                                                                                    PRINCIPAL  AMOUNT j
                                                                                    -------------------
      CORPORATE BONDS & NOTES 1.9%
    b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .         Canada          1,993,000 CAD             1,678,967
      Collins & Aikman Products Co.,
       l Revolver, FRN, 11.00%, 8/31/09 ......................     United States         452,352                   434,258
       l Tranche B1 Term Loan, FRN, 11.00%, 8/31/11 ..........     United States       1,061,996                 1,008,896
    b Dana Credit Corp., 144A, 8.375%, 8/15/07 ...............     United States         287,000                   274,085
  b,g DecisionOne Corp., 144A, 12.00%, 4/15/10 ...............     United States       1,251,323                 1,251,323
      Entegra/Union Power,
         Term Loan A, 4.00%, 6/01/12 .........................     United States       3,831,979                 4,138,538
         Term Loan B, 9.00%, 6/01/20 .........................     United States       3,690,054                 3,985,259
      Eurotunnel PLC,
         Participating Loan Note, 1.00%, 4/30/40 .............     United Kingdom        858,000 GBP               208,570
       l S8 Tier 1 Stabilization Advance, FRN, 5.840%, 3/15/26     United Kingdom        290,026 GBP               120,861
       l Tier 2, FRN, 5.863%, 12/31/18 .......................     United Kingdom      7,592,095 GBP            12,127,930
       l Tier 3, FRN, 5.895%, 12/31/25 .......................     United Kingdom     28,404,485 GBP            29,345,474
      Eurotunnel SA,
       l S6 Tier 1 Stabilization Advance (PIBOR), FRN, 3.925%,
          3/15/26 ............................................         France              6,353 EUR                 1,847
       l S7 Tier 1 Stabilization Advance (PIBOR), FRN, 3.926%,
          3/15/26 ............................................         France            123,300 EUR                35,854
         Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
          12/15/12 ...........................................         France            605,300 EUR               709,547
       l Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 ...............         France          1,880,987 EUR             2,096,683
       l Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 ...............         France            832,034 EUR               927,445
       l Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 ...............         France          1,048,320 EUR               755,736
       l Tier 3 (PIBOR), FRN, 3.926%, 12/31/25 ...............         France         20,347,101 EUR            14,668,266


                                        Quarterly Statements of Investments | 27

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------------
    MUTUAL BEACON FUND                                                  COUNTRY    PRINCIPAL AMOUNT j        VALUE
----------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS & NOTES (CONTINUED)
  l Motor Coach Industries International Inc., FRN, 17.810%,
     12/01/08 .................................................      United States      29,115,548     $    28,387,660
    Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........      United States      17,380,260          16,989,204
    TVMAX Holdings Inc., PIK,
       11.50%, 5/31/06 ........................................      United States         299,731             299,731
     m 14.00%, 5/31/06 ........................................      United States         669,849             669,817
                                                                                                       ---------------
    TOTAL CORPORATE BONDS & NOTES
      (COST $116,811,832) .....................................                                            120,115,951
                                                                                                       ---------------
    CORPORATE BONDS & NOTES IN REORGANIZATION 1.6%
  k Adelphia Communications Corp.,
       9.25%, 10/01/02 ........................................      United States       3,244,000           1,897,740
       8.125%, 7/15/03 ........................................      United States         825,000             495,000
       7.50%, 1/15/04 .........................................      United States       2,160,000           1,285,200
       10.50%, 7/15/04 ........................................      United States       3,375,000           2,025,000
       9.875%, 3/01/05 ........................................      United States       1,304,000             775,880
       10.25%, 11/01/06 .......................................      United States       5,565,000           3,255,525
       9.875%, 3/01/07 ........................................      United States         493,000             293,335
       8.375%, 2/01/08 ........................................      United States       4,959,000           2,950,605
       7.75%, 1/15/09 .........................................      United States      10,231,000           6,087,445
       7.875%, 5/01/09 ........................................      United States       4,398,000           2,572,830
       9.375%, 11/15/09 .......................................      United States       4,390,000           2,699,850
       10.875%, 10/01/10 ......................................      United States       4,080,000           2,427,600
       10.25%, 6/15/11 ........................................      United States       4,305,000           2,733,675
  k Armstrong World Industries Inc.,
       6.35%, 8/15/03 .........................................      United States       8,088,000           5,702,040
       6.50%, 8/15/05 .........................................      United States         723,000             509,715
       9.75%, 4/15/08 .........................................      United States       2,583,000           1,846,845
       7.45%, 5/15/29 .........................................      United States       1,519,000           1,063,300
       Revolver, 10/29/03 .....................................      United States       1,880,775           1,293,033
       Trade Claim ............................................      United States       5,042,800           3,416,497
b,k Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ..      United States       1,781,000           1,642,972
  k Century Communications Corp.,
       8.875%, 1/15/07 ........................................      United States         266,000             260,680
       8.75%, 10/01/07 ........................................      United States       2,620,000           2,502,100
       8.375%, 12/15/07 .......................................      United States         500,000             487,500
       senior note, 9.50%, 3/01/05 ............................      United States         773,000             761,405
       Series B, zero cpn., 1/15/08 ...........................      United States       4,386,000           2,521,950
       zero cpn., 3/15/03 .....................................      United States       8,441,000           7,343,670
  k Dana Corp.,
       5.85%, 1/15/15 .........................................      United States      11,335,000           8,614,600
       7.00%, 3/01/29 .........................................      United States       2,425,000           1,843,000
  k Owens Corning,
     m Revolver, 6/26/02 ......................................      United States      19,104,600          27,469,985
       Revolver, 6/26/02 ......................................      United States       1,429,000           2,200,660
  k Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...      United States          50,000                  50
                                                                                                       ---------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $90,824,400) ......................................                                             98,979,687
                                                                                                       ---------------


28 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/
    MUTUAL BEACON FUND                                                COUNTRY    PRINCIPAL AMOUNT j       VALUE
--------------------------------------------------------------------------------------------------------------------
    COMPANIES IN LIQUIDATION (COST $-) 0.0% d
  a City Investing Co. Liquidating Trust ....................      United States         423,187     $        46,551
                                                                                                     ---------------
    GOVERNMENT AGENCIES 2.6%
i,n Federal Home Loan Bank, 0.00% - 3.60%,
     7/14/06 - 7/02/07 ......................................      United States     106,000,000         104,378,445
    Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 ........      United States      10,000,000           9,968,110
    Federal National Mortgage Association, 2.15% - 2.20%,
     12/18/06 - 12/29/06 ....................................      United States      20,000,000          19,586,700
  n U.S. Treasury Bills, 4/20/06 - 5/04/06 ..................      United States      35,000,000          34,899,460
                                                                                                     ---------------
    TOTAL GOVERNMENT AGENCIES (COST $170,733,461) ...........                                            168,832,715
                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
     (COST $4,608,669,773) ..................................                                          6,261,435,987
                                                                                                     ---------------
o,p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
      LOANED SECURITIES 0.6%
     REPURCHASE AGREEMENTS 0.6%
    Goldman Sachs & Co., 4.84%, 4/03/06 (Maturity Value
     $15,006,050) Collateralized by U.S. Government Agency
     Securities, 2.825 - 8.00%, 4/01/12 - 10/01/40 ..........      United States      15,000,000          15,000,000
    J.P. Morgan Securities, 4.85%, 4/03/06 (Maturity Value
     $7,499,030) Collateralized by U.S. Government Agency
     Securities, 5.50 - 6.00 %, 11/01/34 - 4/01/36 ..........      United States       7,496,000           7,496,000
    Morgan Stanley & Co. Inc., 4.85%, 4/03/06 (Maturity Value
     $15,006,063) Collateralized by nU.S. Government Agency
     Securities, 0.00 - 13.00%, 4/13/06 - 4/01/36 ...........      United States      15,000,000          15,000,000
                                                                                                     ---------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
       LOANED SECURITIES (COST $37,496,000) .................                                             37,496,000
                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $4,646,165,773) 99.7% ...........                                          6,298,931,987
                                                                                                     ---------------
    SECURITIES SOLD SHORT (1.2)% ............................                                            (75,725,777)
    NET UNREALIZED GAIN ON
     FORWARD EXCHANGE CONTRACTS 0.1% ........................                                              4,783,102
    OTHER ASSETS, LESS LIABILITIES 1.4% .....................                                             87,451,103
                                                                                                     ---------------
    NET ASSETS 100.0% .......................................                                        $ 6,315,440,415
                                                                                                     ===============
    SECURITIES SOLD SHORT 1.2%
    FOOD & STAPLES RETAILING 0.1%
    SUPERVALU Inc. ..........................................      United States         141,500     $     4,361,030
                                                                                                     ---------------
    FOOD PRODUCTS 0.4%
    Kraft Foods Inc., A .....................................      United States         776,718          23,542,323
                                                                                                     ---------------

                                        Quarterly Statements of Investments | 29

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND                                         COUNTRY           SHARES         VALUE
----------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
Alcon Inc. ........................................      Switzerland         67,900     $  7,079,254
                                                                                        ------------
METALS & MINING 0.0% d
Inco Ltd. .........................................        Canada                52            2,593
United States Steel Corp. .........................     United States        41,400        2,512,152
                                                                                        ------------
                                                                                           2,514,745
                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS 0.5%
ConocoPhillips ....................................     United States       488,640       30,857,615
                                                                                        ------------
REAL ESTATE 0.1%
Public Storage Inc. ...............................     United States        90,740        7,370,810
                                                                                        ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $77,614,481)                                      $ 75,725,777
                                                                                        ------------

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $51,204,559, representing 0.81% of net assets.

c Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d Rounds to less than 0.1% of net assets.

e See Note 4 regarding restricted securities.

f A portion or all of the security is on loan as of March 31, 2006.

g See Note 5 regarding Holdings of 5% voting securities.

h See Note 7 regarding other considerations.

i Security segregated with broker for securities sold short.

j The principal amount is stated in U.S. dollars unless otherwise indicated.

k Defaulted security.

l The coupon rate shown represents the rate at period end.

m See Note 6 regarding unfunded loan commitments.

n A portion or all of the security is traded on a discount basis with no stated coupon rate.

o At March 31, 2006, all repurchase agreements had been entered into on that date.

p Investments from cash collateral received for loaned securities.


30 | SEE NOTES TO STATEMENTS OF INVESTMENTS.
   | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL DISCOVERY FUND                                       COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 91.2%
      AEROSPACE & DEFENSE 0.2%
      Northrop Grumman Corp. .............................     United States         280,140     $    19,130,761
                                                                                                 ---------------
      AIRLINES 0.4%
    a ACE Aviation Holdings Inc. .........................         Canada          1,229,505          35,840,163
  a,b ACE Aviation Holdings Inc., A, 144A ................         Canada             64,416           1,877,731
  a,c Air Canada Inc., Contingent Distribution ...........         Canada        249,992,001                  --
                                                                                                 ---------------
                                                                                                      37,717,894
                                                                                                 ---------------
      AUTOMOBILES 0.3%
      Hero Honda Motors Ltd. .............................         India           1,042,903          20,818,219
a,d,e International Automotive Components Group LLC ......       Luxembourg       10,519,000          10,519,000
                                                                                                 ---------------
                                                                                                      31,337,219
                                                                                                 ---------------
      BEVERAGES 5.5%
      Brown-Forman Corp., A ..............................     United States         143,200          11,205,400
      Brown-Forman Corp., B ..............................     United States         391,650          30,145,300
      Carlsberg AS, A ....................................        Denmark            113,300           6,990,364
    f Carlsberg AS, B ....................................        Denmark          1,876,968         122,509,338
      Coca-Cola Enterprises Inc. .........................     United States       2,520,300          51,262,902
      Fomento Economico Mexicano SA de CV, ADR ...........         Mexico          1,050,228          96,263,898
      Heineken Holding NV, A .............................      Netherlands          567,868          19,567,541
    a Lotte Chilsung Beverage Co. Ltd. ...................      South Korea           54,536          60,617,383
      Pernod Ricard SA ...................................         France            772,613         147,997,080
                                                                                                 ---------------
                                                                                                     546,559,206
                                                                                                 ---------------
      CAPITAL MARKETS 0.0%g
    a A.B. Watley Group Inc. .............................     United States         128,355               2,054
                                                                                                 ---------------
      CHEMICALS 2.6%
      Givaudan AG ........................................      Switzerland           88,065          67,656,607
      K+S AG .............................................        Germany            477,987          38,569,995
      Linde AG ...........................................        Germany          1,098,200          95,296,077
    a Sika AG ............................................      Switzerland           53,892          55,369,201
                                                                                                 ---------------
                                                                                                     256,891,880
                                                                                                 ---------------
      COMMERCIAL BANKS 9.7%
      Allied Irish Banks PLC .............................        Ireland          4,153,528          99,037,918
      Banca Intesa SpA ...................................         Italy          12,926,021          77,209,554
      Bank of Ireland ....................................        Ireland          2,475,126          45,672,678
      BNP Paribas SA .....................................         France            594,632          55,222,963
      Chinatrust Financial Holding Co. Ltd. ..............         Taiwan         79,442,000          56,422,571
    f Danske Bank AS .....................................        Denmark          1,352,880          50,191,682
a,d,e FE Capital Holdings Ltd. ...........................         Japan              11,589          28,073,514
      First Community Bancorp ............................     United States         518,434          29,892,904
      ForeningsSparbanken AB (Swedbank), A ...............         Sweden          3,112,200          87,707,564
    a Investors Bancorp Inc. .............................     United States           1,775              24,744
      Mitsubishi UFJ Financial Group Inc. ................         Japan              10,709         163,794,876
  a,d NCB Warrant Holdings Ltd., A .......................         Japan              55,890           9,026,235


                                        Quarterly Statements of Investments | 31

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
    MUTUAL DISCOVERY FUND                                         COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    COMMERCIAL BANKS (CONTINUED)
    Societe Generale, A .................................          France            665,425     $   100,053,011
    Sumitomo Mitsui Financial Group Inc. ................          Japan              12,371         136,655,479
    Svenska Handelsbanken AB, A .........................          Sweden            322,200           8,956,090
    Wachovia Corp. ......................................      United States         322,590          18,081,169
                                                                                                 ---------------
                                                                                                     966,022,952
                                                                                                 ---------------
    COMMERCIAL SERVICES & SUPPLIES 0.4%
  a Comdisco Holding Co. Inc. ...........................      United States             478               7,050
a,c Comdisco Holding Co. Inc., Contingent Distribution ..      United States      41,726,153                  --
  a Fursys Inc. .........................................       South Korea          547,260          19,741,124
    Republic Services Inc. ..............................      United States         460,143          19,560,679
a,c Safety Kleen Corp., Contingent Distribution .........      United States         520,000                  --
                                                                                                 ---------------
                                                                                                      39,308,853
                                                                                                 ---------------
    COMPUTERS & PERIPHERALS 0.5%
a,d DecisionOne Corp. ...................................      United States         359,884             256,597
  a Dell Inc. ...........................................      United States         117,000           3,481,920
    International Business Machines Corp. ...............      United States         202,860          16,729,864
  a Lexmark International Inc., A .......................      United States         730,500          33,150,090
                                                                                                 ---------------
                                                                                                      53,618,471
                                                                                                 ---------------
    CONSTRUCTION MATERIALS 1.0%
    Ciments Francais SA .................................          France            399,572          62,596,902
  a Hanil Cement Co. Ltd. ...............................       South Korea          331,250          23,591,313
    Lafarge North America Inc. ..........................      United States         201,000          16,884,000
                                                                                                 ---------------
                                                                                                     103,072,215
                                                                                                 ---------------
    CONTAINERS & PACKAGING 0.6%
    Temple-Inland Inc. ..................................      United States       1,371,420          61,096,761
                                                                                                 ---------------
    DISTRIBUTORS 0.3%
    Compania de Distribucion Integral Logista SA ........          Spain             564,170          31,791,835
                                                                                                 ---------------
    DIVERSIFIED CONSUMER SERVICES 0.1%
    H&R Block Inc. ......................................      United States         386,400           8,365,560
                                                                                                 ---------------
    DIVERSIFIED FINANCIAL SERVICES 4.6%
    Aeroplan Income Fund ................................          Canada            232,903           2,572,853
    Euronext NV .........................................       Netherlands        1,222,046         100,756,935
    Fortis ..............................................         Belgium          2,457,840          87,669,934
    Guinness Peat Group PLC .............................       New Zealand       22,027,831          36,577,213
    Jardine Matheson Holdings Ltd. ......................        Hong Kong         4,554,012          83,793,821
    Jardine Strategic Holdings Ltd. .....................        Hong Kong         7,356,100          81,652,710
    Leucadia National Corp. .............................      United States       1,027,170          61,280,962
a,c Marconi Corp., Contingent Distribution ..............      United Kingdom     33,909,700                  --
  b Spinrite Income Fund, 144A ..........................          Canada            274,300             613,079
                                                                                                 ---------------
                                                                                                     454,917,507
                                                                                                 ---------------


32 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES/WARRANTS/
      MUTUAL DISCOVERY FUND                                         COUNTRY          CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
a,d,h AboveNet Inc. .........................................     United States          332,512     $  7,968,118
a,c,h AboveNet Inc., Contingent Distribution ................     United States       46,367,000               --
a,d,h AboveNet Inc., wts., 9/08/08 ..........................     United States           11,105          159,912
a,d,h AboveNet Inc., wts., 9/08/10 ..........................     United States           13,066          146,339
      Belgacom ..............................................        Belgium           1,082,150       34,600,799
      BellSouth Corp. .......................................     United States          165,600        5,738,040
      Chunghwa Telecom Co. Ltd., ADR ........................         Taiwan           2,130,082       41,728,306
  a,c Global Crossing Holdings Ltd., Contingent Distribution      United States       45,658,716               --
      Koninklijke (Royal) KPN NV ............................      Netherlands         4,511,679       50,837,058
    a NTL Inc. ..............................................     United Kingdom       4,259,484      123,993,572
      Sprint Nextel Corp. ...................................     United States          160,782        4,154,607
      Verizon Communications Inc. ...........................     United States        1,385,973       47,206,240
                                                                                                     ------------
                                                                                                      316,532,991
                                                                                                     ------------
      ELECTRIC UTILITIES 1.3%
      Constellation Energy Group ............................     United States          488,400       26,720,364
      E.ON AG ...............................................        Germany             415,020       45,682,853
      Endesa SA .............................................         Spain            1,654,165       53,391,524
  a,b Entegra/Union Power, 144A .............................     United States           30,083               --
                                                                                                     ------------
                                                                                                      125,794,741
                                                                                                     ------------
      ENERGY EQUIPMENT & SERVICES 0.3%
    a Petroleum Geo-Services ASA ............................         Norway             615,302       28,673,047
                                                                                                     ------------
      FOOD & STAPLES RETAILING 1.7%
      Albertson's Inc. ......................................     United States          283,800        7,285,146
      Carrefour SA ..........................................         France           2,527,138      134,416,550
      RHM PLC ...............................................     United Kingdom       4,872,672       22,928,398
                                                                                                     ------------
                                                                                                      164,630,094
                                                                                                     ------------
      FOOD PRODUCTS 9.3%
      Cadbury Schweppes PLC .................................     United Kingdom       7,113,242       70,648,159
    a Cermaq ASA ............................................         Norway           2,985,428       39,391,001
      CSM NV ................................................      Netherlands         3,722,057      116,168,437
    e Farmer Brothers Co. ...................................     United States          904,637       20,173,405
      General Mills Inc. ....................................     United States          478,600       24,255,448
      Groupe Danone .........................................         France             772,770       94,658,730
    a Lotte Confectionary Co. Ltd. ..........................      South Korea            52,189       65,689,443
      Nestle SA .............................................      Switzerland           219,229       65,050,123
    a Nong Shim Co. Ltd. ....................................      South Korea           153,896       43,081,060
      Orkla ASA .............................................         Norway           4,918,182      243,816,033
    a Pan Fish ASA ..........................................         Norway         117,538,266      116,537,833
      Rieber & Son ASA ......................................         Norway           3,542,890       27,831,666
                                                                                                     ------------
                                                                                                      927,301,338
                                                                                                     ------------


                                        Quarterly Statements of Investments | 33

FRANKLIN MUTUAL SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------
                                                                              SHARES/WARRANTS/
      MUTUAL DISCOVERY FUND                                      COUNTRY          CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
    a Boston Scientific Corp. ............................     United States         831,370     $    19,163,078
      Guidant Corp. ......................................     United States         444,400          34,689,864
                                                                                                 ---------------
                                                                                                      53,852,942
                                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES 0.5%
a,d,h Kindred Healthcare Inc. ............................     United States       1,135,557          27,131,296
a,d,h Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ..     United States             672               9,957
a,d,h Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 .     United States             446                  --
a,d,h Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .     United States             898                  --
a,d,h Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 .     United States             186                  --
a,d,h Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 .     United States           3,002                 428
      MDS Inc. ...........................................         Canada            750,400          13,507,521
      Rhoen-Klinikum AG ..................................        Germany            265,834          11,353,478
                                                                                                 ---------------
                                                                                                      52,002,680
                                                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE 0.8%
    a FHC Delaware Inc. ..................................     United States         212,022             736,967
a,d,e Hancock Discovery LLC ..............................     United States       8,758,216             500,006
      Ladbrokes PLC ......................................     United Kingdom      9,569,649          64,678,787
  a,c Trump Atlantic, Contingent Distribution ............     United States      24,246,000             920,863
    a Trump Entertainment Resorts Inc. ...................     United States         835,578          15,474,905
                                                                                                 ---------------
                                                                                                      82,311,528
                                                                                                 ---------------
      HOUSEHOLD DURABLES 0.2%
      Hunter Douglas NV ..................................      Netherlands          323,874          21,503,834
                                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES 2.2%
      Keppel Corp. Ltd. ..................................       Singapore         6,485,930          55,392,415
      Siemens AG .........................................        Germany            824,929          76,890,302
      Tyco International Ltd. ............................     United States       3,126,520          84,040,858
                                                                                                 ---------------
                                                                                                     216,323,575
                                                                                                 ---------------
      INSURANCE 5.8%
    a Allegheny Corp. ....................................     United States          75,045          21,725,667
    a Berkshire Hathaway Inc., A .........................     United States             853          77,068,550
    a Berkshire Hathaway Inc., B .........................     United States          34,470         103,823,640
      Catlin Group Ltd. ..................................     United Kingdom        265,451           2,180,132
      E-L Financial Corp. Ltd. ...........................         Canada            177,619          86,851,166
      Hartford Financial Services Group Inc. .............     United States         511,000          41,161,050
a,d,e Imagine Group Holdings Ltd. ........................        Bermuda          4,551,501          46,614,334
      IPC Holdings Ltd. ..................................     United States         404,624          11,349,703
      Montpelier Re Holdings Ltd. ........................        Bermuda            348,227           5,676,100
      Old Republic International Corp. ...................     United States       1,898,187          41,418,440
  a,d Olympus Re Holdings Ltd. ...........................        Bermuda             47,160             296,636
      Prudential Financial Inc. ..........................     United States         421,200          31,931,172
      White Mountains Insurance Group Ltd. ...............     United States         175,415         104,284,218
                                                                                                 ---------------
                                                                                                     574,380,808
                                                                                                 ---------------


34 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
    MUTUAL DISCOVERY FUND                                         COUNTRY          CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    LEISURE EQUIPMENT & PRODUCTS 0.2%
    Mattel Inc. .........................................      United States         721,400     $    13,078,982
    Shimano Inc. ........................................          Japan             339,500          10,212,261
                                                                                                 ---------------
                                                                                                      23,291,243
                                                                                                 ---------------
    MACHINERY 1.5%
    Schindler Holding AG ................................       Switzerland        2,158,820         115,037,754
    Schindler Holding AG, Reg D .........................       Switzerland          659,880          35,416,216
                                                                                                 ---------------
                                                                                                     150,453,970
                                                                                                 ---------------
    MEDIA 5.1%
    CBS Corp., B ........................................      United States         329,450           7,900,211
    CJ CGV Co. Ltd. .....................................       South Korea          849,040          21,452,099
    Clear Channel Communications Inc. ...................      United States       1,827,800          53,024,478
  a Comcast Corp., A ....................................      United States         443,600          11,586,832
    Daekyo Co. Ltd. .....................................       South Korea          367,570          26,480,626
  a EchoStar Communications Corp., A ....................      United States         581,900          17,381,353
  d Hollinger International Inc., A .....................      United States         880,440           7,009,183
  a JC Decaux SA ........................................          France          2,791,333          75,519,593
    Knight Ridder Inc. ..................................      United States         246,400          15,574,944
a,i Liberty Media Corp., A ..............................      United States       4,255,518          34,937,803
    Mediaset SpA ........................................          Italy             484,466           5,700,740
    News Corp., A .......................................      United States       3,489,300          57,957,273
    Time Warner Inc. ....................................      United States       4,717,000          79,198,430
  a TVMAX Holdings Inc. .................................      United States         118,432             118,432
  a Viacom Inc., B ......................................      United States         493,650          19,153,620
    The Walt Disney Co. .................................      United States         883,370          24,637,189
    Washington Post Co., B ..............................      United States          60,003          46,607,330
                                                                                                 ---------------
                                                                                                     504,240,136
                                                                                                 ---------------
    METALS & MINING 4.0%
    Acerinox SA .........................................          Spain             269,450           4,410,551
    Anglo American PLC ..................................       South Africa       3,338,986         128,591,830
    Arcelor .............................................        Luxembourg        1,190,420          46,918,438
    Barrick Gold Corp. ..................................          Canada            365,721           9,949,866
a,e Gammon Lake Resources Inc. ..........................          Canada          4,402,100          78,862,712
  a Glamis Gold Ltd. ....................................          Canada            460,600          15,027,925
    Goldcorp Inc. .......................................          Canada            431,009          12,610,611
  a Goldcorp Inc., wts., 5/30/07 ........................          Canada            600,670           3,533,805
  a Harmony Gold Mining Co. Ltd., ADR ...................       South Africa         168,380           2,673,874
  a Kinross Gold Corp. ..................................          Canada            687,500           7,494,648
  a LionOre Mining International Ltd. ...................          Canada          4,500,000          20,038,536
    Lonmin PLC ..........................................      United Kingdom        458,100          21,182,084
  i Newmont Mining Corp. ................................      United States         882,700          45,803,303
                                                                                                 ---------------
                                                                                                     397,098,183
                                                                                                 ---------------


                                        Quarterly Statements of Investments | 35

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
                                                                               SHARES/WARRANTS/
      MUTUAL DISCOVERY FUND                                       COUNTRY          CONTRACTS           VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      MULTI-UTILITIES & UNREGULATED POWER 1.9%
      NorthWestern Corp. .................................     United States         324,937     $    10,118,538
  a,c NorthWestern Corp., Contingent Distribution ........     United States       9,839,500             763,075
    a NorthWestern Corp., wts., 11/01/07 .................     United States          17,777             100,440
      RWE AG .............................................        Germany            741,297          64,577,377
      Suez SA ............................................         France          2,793,883         110,082,433
                                                                                                 ---------------
                                                                                                     185,641,863
                                                                                                 ---------------
      MULTILINE RETAIL 0.1%
      Jelmoli Holding AG .................................      Switzerland            8,345          13,948,323
                                                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS 2.2%
  a,d Anchor Resources LLC ...............................     United States          53,272                  --
      BP PLC .............................................     United Kingdom      2,095,000          24,044,886
      BP PLC, ADR ........................................     United Kingdom        180,900          12,471,246
      Burlington Resources Inc. ..........................     United States         659,770          60,639,461
      Eni SpA ............................................         Italy             847,600          24,112,837
      Oil & Natural Gas Corp. Ltd. .......................         India           1,095,168          32,227,472
      Total SA, B ........................................         France            127,671          33,675,182
      Total SA, B, ADR ...................................         France            208,648          27,485,201
                                                                                                 ---------------
                                                                                                     214,656,285
                                                                                                 ---------------
      PAPER & FOREST PRODUCTS 2.2%
    i Weyerhaeuser Co. ...................................     United States       3,052,200         221,070,846
                                                                                                 ---------------
      PERSONAL PRODUCTS 0.6%
    a Amorepacific Corp. .................................      South Korea          160,937          62,940,421
                                                                                                 ---------------
      PHARMACEUTICALS 2.2%
      Bristol-Myers Squibb Co. ...........................     United States       2,052,500          50,512,025
      Merck & Co. Inc. ...................................     United States         468,600          16,508,778
      Merck KGaA .........................................        Germany             29,100           2,764,898
      Pfizer Inc. ........................................     United States       2,675,730          66,679,191
      Sanofi-Aventis .....................................         France            686,623          65,305,126
      Schering AG ........................................        Germany              8,600             893,807
      Wyeth ..............................................     United States         395,300          19,179,956
                                                                                                 ---------------
                                                                                                     221,843,781
                                                                                                 ---------------
      REAL ESTATE 4.6%
      Canary Wharf Group PLC .............................     United Kingdom      5,400,183          28,439,249
      Great Eagle Holdings Ltd. ..........................       Hong Kong        12,345,700          42,958,444
      iStar Financial Inc. ...............................     United States       1,056,000          40,423,680
    a Link REIT ..........................................       Hong Kong        25,754,230          55,760,533
    e Potlatch Corp. .....................................     United States       3,582,320         153,466,589
  a,d Security Capital European Realty ...................       Luxembourg           14,787             108,063
      Shurgard Storage Centers Inc., A ...................     United States         146,600           9,767,958
      Swire Pacific Ltd., A ..............................       Hong Kong         7,563,600          74,033,008
      Swire Pacific Ltd., B ..............................       Hong Kong        13,605,000          24,722,177
a,d,e Torre Mayor Investments LP .........................         Mexico                170          11,730,000


36 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------------
                                                                                     SHARES/WARRANTS/
      MUTUAL DISCOVERY FUND                                            COUNTRY           CONTRACTS               VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      REAL ESTATE (CONTINUED)
      Ventas Inc. ..............................................     United States         516,500           $   17,137,470
                                                                                                             --------------
                                                                                                                458,547,171
                                                                                                             --------------
      ROAD & RAIL 1.2%
  d,e Florida East Coast Industries Inc. .......................     United States       2,247,600              115,088,358
                                                                                                             --------------
      SOFTWARE 0.4%
      Microsoft Corp. ..........................................     United States       1,517,700               41,296,617
                                                                                                             --------------
      THRIFTS & MORTGAGE FINANCE 1.4%
      Hudson City Bancorp Inc. .................................     United States       2,326,520               30,919,451
      Hypo Real Estate Holding AG ..............................        Germany            972,658               66,819,387
      Sovereign Bancorp Inc. ...................................     United States         920,800               20,174,728
      Washington Mutual Inc. ...................................     United States         424,350               18,085,797
                                                                                                             --------------
                                                                                                                135,999,363
                                                                                                             --------------
      TOBACCO 11.5%
      Altadis SA ...............................................         Spain           3,181,151              142,608,455
    i Altria Group Inc. ........................................     United States         995,105               70,513,140
      British American Tobacco PLC .............................     United Kingdom     10,342,443              250,335,906
      Gallaher Group PLC .......................................     United Kingdom      2,569,354               37,474,899
      Imperial Tobacco Group PLC ...............................     United Kingdom      6,448,546              191,131,628
      ITC Ltd. .................................................         India          18,037,005               79,018,295
      Japan Tobacco Inc. .......................................         Japan              28,620              100,681,310
      KT&G Corp. ...............................................      South Korea        2,349,960              132,535,181
    b KT&G Corp., GDR, 144A ....................................      South Korea        4,680,078              133,382,223
                                                                                                             --------------
                                                                                                              1,137,681,037
                                                                                                             --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $6,414,495,756) ..................................                                              9,056,938,343
                                                                                                             --------------
      PREFERRED STOCKS 0.3%
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% g
    d PTV Inc., 10.00%, pfd., A ................................     United Kingdom         86,280                  164,795
                                                                                                             --------------
      METALS & MINING 0.3%
d,e,h Esmark Inc., 10.00%, cvt. pfd., A ........................     United States          27,889               30,047,609
                                                                                                             --------------
      TOTAL PREFERRED STOCKS (COST $28,150,455) ................                                                 30,212,404
                                                                                                             --------------

                                                                                    ------------------
                                                                                    PRINCIPAL AMOUNT j
                                                                                    ------------------
      CORPORATE BONDS & NOTES 1.2%
    b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ...         Canada          2,761,000 CAD            2,325,955
    k Collins & Aikman Products Co.,
         Revolver, FRN, 11.00%, 8/31/09 ........................     United States         590,831                  567,198
         Tranche B1 Term Loan, FRN, 11.00%, 8/31/11 ............     United States       1,387,200                1,317,840
    b Dana Credit Corp., 144A, 8.375%, 8/15/07 .................     United States         132,000                  126,060
    b DecisionOne Corp., 144A, 12.00%, 4/15/10 .................     United States         394,214                  394,214


                                        Quarterly Statements of Investments | 37

FRANKLIN MUTUAL SERIES FUND INC.

------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY FUND                                              COUNTRY       PRINCIPAL AMOUNTj           VALUE
------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES (CONTINUED)
  Entegra/Union Power,
     Term Loan A, 4.00%, 6/01/12 ............................     United States       1,532,509             $  1,655,110
     Term Loan B, 9.00%, 6/01/20 ............................     United States       1,475,749                1,593,809
k Eurotunnel PLC,
     S8 Tier 1 Stabilization Advance, FRN, 5.840%, 3/15/26 ..     United Kingdom        249,474 GBP              103,962
   b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
     12/15/12 ...............................................     United Kingdom        657,069 GBP            1,103,823
     Tier 2, FRN, 5.863%, 12/31/18 ..........................     United Kingdom      6,155,799 GBP            9,833,531
     Tier 3, FRN, 5.895%, 12/31/25 ..........................     United Kingdom     24,432,938 GBP           25,242,357
  Eurotunnel SA,
   k S6 Tier 1 Stabilization Advance (PIBOR), FRN, 3.925%,
       3/15/26 ..............................................         France             36,023 EUR               10,475
   k S7 Tier 1 Stabilization Advance (PIBOR), FRN, 3.926%,
       3/15/26 ..............................................         France            165,049 EUR               47,994
     Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
       12/15/12 .............................................         France            706,000 EUR              827,589
   k Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 ..................         France          1,420,047 EUR            1,582,887
   k Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 ..................         France            628,134 EUR              700,163
   k Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 ..................         France          5,943,809 EUR            4,284,904
   k Tier 3 (PIBOR), FRN, 3.926%, 12/31/25 ..................         France         27,236,561 EUR           19,634,891
k Motor Coach Industries International Inc., FRN, 17.810%,
    12/01/08 ................................................     United States      26,505,063               25,842,436
  Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........     United States      17,141,134               16,755,458
  TVMAX Holdings Inc., PIK,
     11.50%, 05/31/2006 .....................................     United States         234,199                  234,199
   l 14.00%, 05/31/2006 .....................................     United States         568,860                  568,834
                                                                                                            ------------
  TOTAL CORPORATE BONDS & NOTES
    (COST $112,562,845) .....................................                                                114,753,689
                                                                                                            ------------
  CORPORATE BONDS & NOTES IN REORGANIZATION 1.0%
m Adelphia Communications Corp.,
     9.25%, 10/01/02 ........................................     United States       4,491,000                2,627,235
     8.125%, 7/15/03 ........................................     United States         650,000                  390,000
     7.50%, 1/15/04 .........................................     United States       1,655,000                  984,725
     10.50%, 7/15/04 ........................................     United States       2,605,000                1,563,000
     9.875%, 3/01/05 ........................................     United States       1,168,000                  694,960
     10.25%, 11/01/06 .......................................     United States       5,186,000                3,033,810
     9.875%, 3/01/07 ........................................     United States         528,000                  314,160
     8.375%, 2/01/08 ........................................     United States       4,053,000                2,411,535
     7.75%, 1/15/09 .........................................     United States       8,875,000                5,280,625
     7.875%, 5/01/09 ........................................     United States       4,280,000                2,503,800
     9.375%, 11/15/09 .......................................     United States       4,509,000                2,773,035
     10.875%, 10/01/10 ......................................     United States       3,769,000                2,242,555
     10.25%, 6/15/11 ........................................     United States       4,712,000                2,992,120
m Armstrong World Industries Inc.,
     6.35%, 8/15/03 .........................................     United States      10,151,000                7,156,455
     6.50%, 8/15/05 .........................................     United States         939,000                  661,995
     9.75%, 4/15/08 .........................................     United States       2,542,000                1,817,530
     7.45%, 5/15/29 .........................................     United States       1,511,000                1,057,700
     Revolver, 10/29/03 .....................................     United States       1,912,950                1,315,153
     Trade Claim ............................................     United States       5,129,100                3,474,965


38| Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

-------------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
     MUTUAL DISCOVERY FUND                                                COUNTRY      PRINCIPAL AMOUNT j      VALUE
-------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
 b,m Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ....      United States        2,398,000      $    2,212,155
   m Century Communications Corp.,
     f 8.875%, 1/15/07 ...........................................      United States          262,000            256,760
       8.75%, 10/01/07 ...........................................      United States        2,620,000          2,502,100
       8.375%, 12/15/07 ..........................................      United States          392,000            382,200
       senior note, 9.50%, 3/01/05 ...............................      United States          735,000            723,975
       Series B, zero cpn., 1/15/08 ..............................      United States        4,045,000          2,325,875
       zero cpn., 3/15/03 ........................................      United States        7,228,000          6,288,360
   m Dana Corp.,
       5.85%, 1/15/15 ............................................      United States       15,800,000         12,008,000
       7.00%, 3/01/29 ............................................      United States        3,435,000          2,610,600
   m Owens Corning,
     k Revolver, 6/26/02 .........................................      United States       15,988,034         22,988,761
       Revolver, 6/26/02 .........................................      United States        2,094,000          3,224,760
   m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....      United States           40,000                 40
                                                                                                           --------------
     TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $93,784,516) .........................................                                             98,818,944
                                                                                                           --------------
     COMPANIES IN LIQUIDATION (COST $--) 0.0% g
   a City Investing Co. Liquidating Trust ........................      United States          125,500             13,805
                                                                                                           --------------
     GOVERNMENT AGENCIES 4.0%
   n Federal Home Loan Bank, 0.00% - 3.60%,
      4/03/06 - 1/26/07 ..........................................      United States      340,175,000        335,642,828
     Federal National Mortgage Association, 2.20%, 12/18/06 ......      United States       10,000,000          9,799,380
     Government of Norway, 6.75%, 1/15/07, 6.75%, 1/15/07 ........          Norway          51,550,000 NOK      8,092,103
   n U.S. Treasury Bills, 4/20/06 - 5/04/06 ......................      United States       40,000,000         39,880,200
                                                                                                           --------------
     TOTAL GOVERNMENT AGENCIES (COST $393,728,702) ...............                                            393,414,511
                                                                                                           --------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
      (COST $7,042,722,274) ......................................                                          9,694,151,696
                                                                                                           --------------
     SHORT TERM INVESTMENTS 2.9%
   o REPURCHASE AGREEMENT (COST $167,000,000) 1.7%
     Merrill Lynch & Co. Inc., 4.40%, 4/03/06 (Maturity Value
      $167,061,233) Collateralized by U.S. Government Agency
      Securities, 4.125 - 4.50%, 5/11/07 - 10/19/07 ..............      United States      167,000,000        167,000,000
                                                                                                           --------------
 o,p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
       LOANED SECURITIES 1.2%
     REPURCHASE AGREEMENTS 1.2%
     Bank of America LLC, 4.85%, 4/03/06 (Maturity Value
      $50,006,736) Collateralized by U.S. Government Agency
      Securities, 5.00 - 5.50%, 2/01/34 - 3/01/36 ................      United States       50,000,000         50,000,000
     Citigroup Global Markets Inc., 4.82%, 4/03/06 (Maturity Value
      $27,499,681) Collateralized by n U.S. Government Agency
      Securities, 0.00 - 6.25%, 7/24/06 - 4/15/32 ................      United States       27,496,000         27,496,000


                                        Quarterly Statements of Investments | 39

FRANKLIN MUTUAL SERIES FUND INC.

-------------------------------------------------------------------------------------------------------------------------------
     MUTUAL DISCOVERY FUND                                                     COUNTRY     PRINCIPAL AMOUNT j        VALUE
-------------------------------------------------------------------------------------------------------------------------------
o,p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
    LOANED SECURITIES (CONTINUED)
    REPURCHASE AGREEMENTS (CONTINUED)
    Deutsche Bank Securities Inc., 4.87%, 4/03/06 (Maturity Value
     $23,109,126) Collateralized by nU.S. Government Agency
     Securities, 0.00 - 10.00%, 4/06/06 - 5/15/47 .....................      United States       23,106,000     $    23,106,000
    Merrill Lynch GSI, 4.85%, 4/03/06 (Maturity Value $21,002,829)
     Collateralized by nU.S. Government Agency Securities, 0.00 -
     7.53%, 4/11/06 - 9/08/28 .........................................      United States       21,000,000          21,000,000
                                                                                                                ---------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
     LOANED SECURITIES (COST $121,602,000) ............................                                             121,602,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $7,331,324,274) 100.6% ....................                                           9,982,753,696
    SECURITIES SOLD SHORT (1.5)% ......................................                                            (145,649,157)
    NET UNREALIZED GAIN ON
     FORWARD EXCHANGE CONTRACTS 0.2% ..................................                                              16,806,387
    OTHER ASSETS, LESS LIABILITIES 0.7% ...............................                                              71,772,724
                                                                                                                ---------------
    NET ASSETS 100.0% .................................................                                         $ 9,925,683,650
                                                                                                                ===============
                                                                                                    ------
                                                                                                    SHARES
                                                                                                    ------
    SECURITIES SOLD SHORT 1.5%
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
    AT&T Inc. .........................................................      United States          220,100     $     5,951,504
                                                                                                                ---------------
    ELECTRIC UTILITIES 0.3%
    FPL Group Inc. ....................................................      United States          705,230          28,307,932
                                                                                                                ---------------
    FOOD & STAPLES RETAILING 0.0% g
    SUPERVALU Inc. ....................................................      United States           51,200           1,577,984
                                                                                                                ---------------
    FOOD PRODUCTS 0.2%
    Kraft Foods Inc., A ...............................................      United States          661,443          20,048,337
                                                                                                                ---------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.0% g
    Alcon Inc. ........................................................       Switzerland            37,500           3,909,750
                                                                                                                ---------------
    MEDIA 0.2%
    Pixar .............................................................      United States          384,089          24,635,468
                                                                                                                ---------------
    METALS & MINING 0.2%
    United States Steel Corp. .........................................      United States          356,510          21,633,027
                                                                                                                ---------------
    OIL, GAS & CONSUMABLE FUELS 0.3%
    ConocoPhillips ....................................................      United States          475,960          30,056,876
                                                                                                                ---------------
    REAL ESTATE 0.1%
    Public Storage Inc. ...............................................      United States          117,300           9,528,279
                                                                                                                ---------------
    TOTAL SECURITIES SOLD SHORT
     (PROCEEDS $142,657,200) ..........................................                                         $   145,649,157
                                                                                                                ---------------


40 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $142,035,240, representing 1.43% of net assets.

c Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 4 regarding restricted securities.

e See Note 5 regarding holdings of 5% voting securities.

f A portion or all of the security is on loan as of March 31, 2006.

g Rounds to less than 0.1% of net assets.

h See Note 7 regarding other considerations.

i Security segregated with broker for securities sold short.

j The principal amount is stated in U.S. dollars unless otherwise indicated.

k The coupon shown represents the rate at period end.

l See Note 6 regarding unfunded loan commitments.

m Defaulted security.

n A portion or all of the security is traded on a discount basis with no stated coupon rate.

o At March 31, 2006, all repurchase agreements had been entered into on that date.

p Investment from cash collateral received from loaned securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 41

FRANKLIN MUTUAL SERIES FUND INC.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
    MUTUAL EUROPEAN FUND                                         COUNTRY      SHARES/WARRANTS       VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 89.8%
    BEVERAGES 3.3%
    Carlsberg AS, A .....................................        Denmark             28,600     $     1,764,558
  a Carlsberg AS, B .....................................        Denmark            539,506          35,213,452
    Pernod Ricard SA ....................................         France            164,399          31,491,280
                                                                                                ---------------
                                                                                                     68,469,290
                                                                                                ---------------
    BUILDING PRODUCTS 0.3%
    Geberit AG ..........................................      Switzerland            7,100           6,777,458
                                                                                                ---------------
    CHEMICALS 4.0%
    Givaudan AG .........................................      Switzerland           32,675          25,102,818
    K+S AG ..............................................        Germany            100,677           8,123,885
    Linde AG ............................................        Germany            231,373          20,077,344
    Royal DSM NV ........................................      Netherlands          287,698          13,134,302
  b Sika AG .............................................      Switzerland           16,481          16,932,750
                                                                                                ---------------
                                                                                                     83,371,099
                                                                                                ---------------
    COMMERCIAL BANKS 11.4%
  b Aareal Bank AG ......................................        Germany            169,706           7,870,972
    Allied Irish Banks PLC ..............................        Ireland          1,544,106          36,818,108
    Banca Intesa SpA ....................................         Italy           4,365,193          26,074,119
    Bank of Ireland .....................................        Ireland          1,034,775          19,094,360
    BNP Paribas SA ......................................         France            450,100          41,800,400
    Danske Bank AS ......................................        Denmark            444,900          16,505,736
    ForeningsSparbanken AB (Swedbank), A ................         Sweden          1,243,700          35,049,771
    KBC GROEP NV ........................................        Belgium            234,699          25,194,412
    Societe Generale, A .................................         France            174,683          26,265,259
    Svenska Handelsbanken AB, A .........................         Sweden             67,100           1,865,157
                                                                                                ---------------
                                                                                                    236,538,294
                                                                                                ---------------
    COMMERCIAL SERVICES & SUPPLIES 0.5%
    Techem AG ...........................................        Germany            259,982          11,402,790
                                                                                                ---------------
    CONSTRUCTION & ENGINEERING 1.5%
    Imtech NV ...........................................      Netherlands          606,012          30,985,103
                                                                                                ---------------
    CONSTRUCTION MATERIALS 1.7%
    Ciments Francais SA .................................         France            113,977          17,855,623
    Italcementi SpA .....................................         Italy             722,765          17,312,630
                                                                                                ---------------
                                                                                                     35,168,253
                                                                                                ---------------
    DISTRIBUTORS 0.9%
    Compania de Distribucion Integral Logista SA ........         Spain             322,008          18,145,639
                                                                                                ---------------
    DIVERSIFIED FINANCIAL SERVICES 3.9%
    Euronext NV .........................................      Netherlands          448,785          37,002,045
    Fortis ..............................................        Belgium          1,219,350          43,493,610
b,c Marconi Corp., Contingent Distribution ..............     United Kingdom      4,400,000                  --
                                                                                                ---------------
                                                                                                     80,495,655
                                                                                                ---------------


42 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------
      MUTUAL EUROPEAN FUND                                       COUNTRY       SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
b,d,e AboveNet Inc. ......................................     United States          83,713     $     2,006,048
b,d,e AboveNet Inc., Contingent Distribution .............     United States       2,870,000                  --
b,d,e AboveNet Inc., wts., 9/08/08 .......................     United States           2,816              40,550
b,d,e AboveNet Inc., wts., 9/08/10 .......................     United States           3,313              37,106
      Belgacom ...........................................        Belgium            385,150          12,314,834
      Koninklijke (Royal) KPN NV .........................      Netherlands        1,920,244          21,637,079
    b NTL Inc. ...........................................     United Kingdom      1,632,506          47,522,259
                                                                                                 ---------------
                                                                                                      83,557,876
                                                                                                 ---------------
      ELECTRIC UTILITIES 2.4%
      E.ON AG ............................................        Germany            302,100          33,253,313
      Endesa SA ..........................................         Spain             489,725          15,806,866
                                                                                                 ---------------
                                                                                                      49,060,179
                                                                                                 ---------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% g
      OM AB ..............................................         Sweden              2,400              45,913
                                                                                                 ---------------
      ENERGY EQUIPMENT & SERVICES 1.7%
    b Aker Drilling ASA ..................................         Norway          2,213,000          14,008,893
      Fugro NV ...........................................      Netherlands          371,192          14,279,125
    b Petroleum Geo-Services ASA .........................         Norway            137,692           6,416,441
                                                                                                 ---------------
                                                                                                      34,704,459
                                                                                                 ---------------
      FOOD & STAPLES RETAILING 2.6%
      Bourbon SA .........................................         France            169,849          18,593,041
      Carrefour SA .......................................         France            553,880          29,460,456
      RHM PLC ............................................     United Kingdom      1,118,658           5,263,854
                                                                                                 ---------------
                                                                                                      53,317,351
                                                                                                 ---------------
      FOOD PRODUCTS 11.4%
      Cadbury Schweppes PLC ..............................     United Kingdom      2,410,112          23,937,043
      CSM NV .............................................      Netherlands          672,387          20,985,747
      Groupe Danone ......................................         France            323,470          39,622,733
      Leroy Seafood Group ASA ............................         Norway            242,182           4,266,759
      Nestle SA ..........................................      Switzerland          166,037          49,266,873
      Orkla ASA ..........................................         Norway          1,387,640          68,791,452
    b Pan Fish ASA .......................................         Norway         17,477,279          17,328,520
      Rieber & Son ASA ...................................         Norway          1,531,450          12,030,519
                                                                                                 ---------------
                                                                                                     236,229,646
                                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES 0.9%
      Rhoen-Klinikum AG ..................................        Germany            455,450          19,451,769
                                                                                                 ---------------
      HOTELS RESTAURANTS & LEISURE 1.8%
      Ladbrokes PLC ......................................     United Kingdom      5,627,149          38,032,447
                                                                                                 ---------------
      HOUSEHOLD DURABLES 1.2%
      Hunter Douglas NV ..................................      Netherlands          369,725          24,548,143
                                                                                                 ---------------


                                        Quarterly Statements of Investments | 43

FRANKLIN MUTUAL SERIES FUND INC.

-------------------------------------------------------------------------------------------------------------------------
      MUTUAL EUROPEAN FUND                                                 COUNTRY       SHARES/WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      INDUSTRIAL CONGLOMERATES 2.4%
      Siemens AG ..................................................        Germany            525,745     $    49,003,844
                                                                                                          ---------------
      INSURANCE 3.5%
    b Berkshire Hathaway Inc., A ..................................     United States             203          18,341,050
      Catlin Group Ltd. ...........................................     United Kingdom         65,391             537,052
    b CNP Assurances ..............................................         France            189,162          19,068,498
  b,d Olympus Re Holdings Ltd. ....................................        Bermuda             16,080             101,143
      White Mountains Insurance Group Ltd. ........................     United States          58,172          34,583,254
                                                                                                          ---------------
                                                                                                               72,630,997
                                                                                                          ---------------
      MACHINERY 4.5%
      AB SKF, B ...................................................         Sweden            244,881           3,992,950
      Kone OYJ ....................................................        Finland            579,380          23,846,152
      Schindler Holding AG ........................................      Switzerland          730,820          38,943,447
      Schindler Holding AG, Reg D .................................      Switzerland          490,810          26,342,112
                                                                                                          ---------------
                                                                                                               93,124,661
                                                                                                          ---------------
      MEDIA 2.0%
    d Hollinger International Inc., A .............................     United States         215,694           1,717,140
    b JC Decaux SA ................................................         France            619,833          16,769,599
      Mediaset SpA ................................................         Italy             297,862           3,504,960
    b Time Warner Inc. ............................................     United States       1,225,100          20,569,429
                                                                                                          ---------------
                                                                                                               42,561,128
                                                                                                          ---------------
      METALS & MINING 5.3%
    b African Platinum PLC ........................................     United Kingdom      3,791,605           2,765,092
      Anglo American PLC ..........................................      South Africa       1,566,345          60,323,454
      Arcelor .....................................................       Luxembourg          251,460           9,910,881
      Highland Gold Mining Ltd. ...................................     United Kingdom      1,567,170           7,258,682
b,f,h International Metal Enterprises Inc., 144A ..................     United States       2,050,000          10,967,500
b,f,h International Metal Enterprises Inc., wts., 144A, 10/03/06 ..     United States       4,100,000           2,255,000
      Lonmin PLC ..................................................     United Kingdom        191,540           8,856,618
    a Rio Narcea Gold Mines Ltd. ..................................         Canada          4,430,100           8,611,712
                                                                                                          ---------------
                                                                                                              110,948,939
                                                                                                          ---------------
      MULTI-UTILITIES & UNREGULATED POWER 2.7%
      RWE AG ......................................................        Germany            260,403          22,684,757
      Suez SA .....................................................         France            867,193          34,168,473
                                                                                                          ---------------
                                                                                                               56,853,230
                                                                                                          ---------------
      MULTILINE RETAIL 0.7%
      Jelmoli Holding AG ..........................................      Switzerland            8,844          14,782,381
                                                                                                          ---------------
      OIL, GAS & CONSUMABLE FUELS 4.3%
      BP PLC ......................................................     United Kingdom        747,800           8,582,704
      Eni SpA .....................................................         Italy             361,200          10,275,551
b,d,f Euro Wagon LP ...............................................     Jersey Islands     14,000,000          16,962,400
      Ganger Rolf .................................................         Norway            117,604          12,350,949
      Norsk Hydro ASA .............................................         Norway             88,200          12,215,992


44 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------------------------------------------
    MUTUAL EUROPEAN FUND                                            COUNTRY        SHARES/WARRANTS         VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    Royal Dutch Shell PLC, A ...............................      United Kingdom        456,404      $    14,277,920
    Total SA, B ............................................          France             53,750           14,177,386
                                                                                                     ---------------
                                                                                                          88,842,902
                                                                                                     ---------------
    PAPER & FOREST PRODUCTS 0.1%
  b Ahlstrom OYJ, A ........................................         Finland             44,415            1,310,352
                                                                                                     ---------------
    PHARMACEUTICALS 1.5%
    Merck KGaA .............................................         Germany              6,100              579,583
    Sanofi-Aventis .........................................          France            316,766           30,127,804
    Schering AG ............................................         Germany              1,800              187,076
                                                                                                     ---------------
                                                                                                          30,894,463
                                                                                                     ---------------
    REAL ESTATE 0.1%
    Canary Wharf Group PLC .................................      United Kingdom        192,100            1,011,666
b,d Security Capital European Realty .......................        Luxembourg            5,281               38,593
                                                                                                     ---------------
                                                                                                           1,050,259
                                                                                                     ---------------
    THRIFTS & MORTGAGE FINANCE 1.5%
    Hypo Real Estate Holding AG ............................         Germany            278,480           19,130,941
    Sovereign Bancorp Inc. .................................      United States         593,900           13,012,349
                                                                                                     ---------------
                                                                                                          32,143,290
                                                                                                     ---------------
    TOBACCO 7.7%
    Altadis SA .............................................          Spain           1,086,551           48,709,212
    British American Tobacco PLC ...........................      United Kingdom      2,479,606           60,018,162
    Imperial Tobacco Group PLC .............................      United Kingdom      1,706,404           50,576,948
                                                                                                     ---------------
                                                                                                         159,304,322
                                                                                                     ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
    (COST $1,243,017,627) ..................................                                           1,863,752,132
                                                                                                     ---------------
    PREFERRED STOCKS 0.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% f
  d PTV Inc., 10.00%, pfd., A ..............................      United Kingdom         46,841               89,466
                                                                                                     ---------------
    MACHINERY 0.7%
    Jungheinrich AG, pfd. ..................................         Germany            452,549           14,393,095
                                                                                                     ---------------
    TOTAL PREFERRED STOCKS (COST $9,849,000) ...............                                              14,482,561
                                                                                                     ---------------

                                                                                    ------------------
                                                                                    PRINCIPAL AMOUNT i
                                                                                    ------------------
    CORPORATE BONDS & NOTES 1.9%
    Eurotunnel PLC,
       Participating Loan Note, 1.00%, 4/30/40 .............      United Kingdom        210,000 GBP           51,049
     j S8 Tier 1 Stabilization Advance, FRN, 5.840%, 3/15/26      United Kingdom        148,506 GBP           61,886

                                        Quarterly Statements of Investments | 45

FRANKLIN MUTUAL SERIES FUND INC.

--------------------------------------------------------------------------------------------------------------------------------
     MUTUAL EUROPEAN FUND                                                  COUNTRY          PRINCIPAL AMOUNT i         VALUE
--------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONTINUED)
     Eurotunnel PLC, (continued)
   h,j Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
         12/15/12 ................................................      United Kingdom           380,300  GBP     $      638,873
     j Tier 2, FRN, 5.863%, 12/31/18 .............................      United Kingdom         7,595,283  GBP         12,133,023
     j Tier 3, FRN, 5.895%, 12/31/25 .............................      United Kingdom        14,544,322  GBP         15,026,149
     Eurotunnel SA,
     j S6 Tier 1 Stabilization Advance (PIBOR), FRN, 3.925%,
         3/15/26 .................................................          France                35,145  EUR             10,219
     j S7 Tier 1 Stabilization Advance (PIBOR), FRN, 3.926%,
         3/15/26 .................................................          France                52,914  EUR             15,387
       Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 ................................................          France               163,300  EUR            191,424
     j Tier 2 (LIBOR), FRN, 3.903%, 12/31/18 .....................          France               988,713  EUR          1,102,091
     j Tier 2 (PIBOR), FRN, 3.925%, 12/31/18 .....................          France               437,395  EUR            487,552
     j Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 .....................          France             5,798,977  EUR          4,180,494
     j Tier 3 (PIBOR), FRN, 3.926%, 12/31/25 .....................          France             8,732,014  EUR          6,294,926
                                                                                                                  --------------
     TOTAL CORPORATE BONDS & NOTES (COST $36,470,687) ............                                                    40,193,073
                                                                                                                  --------------
     GOVERNMENT AGENCIES 3.5%
 k,l Federal Home Loan Bank, 4/05/06 - 1/18/07 ...................      United States              67,700,000         66,825,280
     Government of Norway, 6.75%, 1/15/07 ........................          Norway            13,450,000  NOK          2,111,325
   k U.S. Treasury Bill, 5/04/06 .................................      United States               3,000,000          2,988,444
                                                                                                                  --------------
     TOTAL GOVERNMENT AGENCIES (COST $71,846,699) ................                                                    71,925,049
                                                                                                                  --------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
       (COST $1,361,184,013) .....................................                                                 1,990,352,815
                                                                                                                  --------------
     SHORT TERM INVESTMENTS 3.7%
   m REPURCHASE AGREEMENT (COST $45,000,000) 2.1%
     Merrill Lynch & Co. Inc,. 4.40%, 4/03/06 (Maturity Value
     $45,016,500) Collateralized by U.S. Government Agency
     Securities, 5.625%, 2/22/16 .................................      United States              45,000,000         45,000,000
                                                                                                                  --------------
  m,n INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
       LOANED SECURITIES 1.6%
     REPURCHASE AGREEMENTS 1.6%
     Bank of America LLC, 4.85%, 4/03/06 (Maturity Value
      $8,003,233) Collateralized by U.S. Government Agency
      Securities, 5.00 - 5.50%, 2/01/34 - 3/01/36 ................      United States               8,000,000          8,000,000
     Citigroup Global Markets Inc., 4.82%, 4/03/06 (Maturity Value
      $7,491,008) Collateralized by kU.S. Government Agency
      Securities, 0.00 - 6.25%, 7/24/06 - 4/15/32 ................      United States               7,488,000          7,488,000
     Deutsche Bank Securities Inc., 4.87%, 4/03/06 (Maturity Value
      $8,003,247) Collateralized by kU.S. Government Agency
      Securities, 0.00 - 10.00%, 4/06/06 - 5/15/47 ...............      United States               8,000,000          8,000,000
     Goldman Sachs & Co., 4.84%, 4/03/06 (Maturity Value
      $8,003,227) Collateralized by U.S. Government Agency
      Securities, 2.825 - 8.00%, 6/01/09 - 10/01/40 ..............      United States               8,000,000          8,000,000


46 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

---------------------------------------------------------------------------------------------------------------------------------
    MUTUAL EUROPEAN FUND                                                                 COUNTRY       SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
m,n INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES (CONTINUED)
    REPURCHASE AGREEMENTS (CONTINUED)
    Merrill Lynch GSI, 4.85%, 4/03/06 (Maturity Value
      $1,263,510) Collateralized by kU.S. Government Agency
      Securities, 0.00 - 7.53%, 4/11/06 - 9/08/28 .............................       United States   1,263,000   $     1,263,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
      LOANED SECURITIES (COST $32,751,000) ....................................                                        32,751,000
                                                                                                                  ---------------

    TOTAL INVESTMENTS (COST $1,438,935,013) 99.6% .............................                                     2,068,103,815
                                                                                                                  ---------------

    SECURITIES SOLD SHORT (0.2)% ..............................................                                        (4,710,588)
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
      CONTRACTS 0.2% ..........................................................                                         4,209,012
    OTHER ASSETS, LESS LIABILITIES 0.4% .......................................                                         8,030,005
                                                                                                                  ---------------

    NET ASSETS 100.0% .........................................................                                   $ 2,075,632,244
                                                                                                                  ===============

    SECURITIES SOLD SHORT (PROCEEDS $4,369,686) 0.2%
    METALS & MINING 0.2%
    United States Steel Corp. .................................................       United States      77,630   $     4,710,588
                                                                                                                  ---------------

See Currency and Selected Portfolio Abbreviations on page 51.

a A portion or all of the security is on loan as of March 31, 2006.

b Non-income producing.

c Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.


d See Note 4 regarding restricted securities.

e See Note 7 regarding other considerations.

f See Note 5 regarding holdings of 5% voting securities.

g Rounds to less than 0.1% of net assets.

h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $13,861,373, representing 0.67% of net assets.

i The principal amount is stated in U.S. dollars unless otherwise indicated.

j The coupon shown represents the rate at period end.

k A portion or all of the security is traded on a discount basis with no stated coupon rate.

l Security segregated with broker for securities sold short.

m At March 31, 2006, all repurchase agreements had been entered into on that date.

n Investment from cash collateral received for loaned securities.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------------------
    MUTUAL FINANCIAL SERVICES FUND                                            COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 90.5%
    CAPITAL MARKETS 6.1%
  a A.B. Watley Group Inc. ...........................................     United States           128,365     $       2,054
    Acta Holding ASA .................................................         Norway            5,478,670        21,811,722
  a HCI Capital AG ...................................................        Germany              558,378        13,544,146
  b KKR Financial Corp., 144A ........................................     United States           382,400         8,577,232
    MCG Capital Corp. ................................................     United States           382,700         5,399,897
    Patriot Capital Funding Inc. .....................................     United States           440,000         5,500,000
                                                                                                               -------------
                                                                                                                  54,835,051
                                                                                                               -------------
    COMMERCIAL BANKS 32.5%
  a Aareal Bank AG ...................................................        Germany               97,927         4,541,859
    Allied Irish Banks PLC ...........................................        Ireland              531,450        12,672,047
    Banca Intesa SpA .................................................         Italy             3,322,393        19,845,278
    Bank of Ireland ..................................................        Ireland              677,572        12,503,011
  a Banque Cantonale Vaudoise ........................................      Switzerland             34,857        11,224,796
    Basler Kantonalbank ..............................................      Switzerland             90,540         7,809,661
    BNP Paribas SA ...................................................         France              208,800        19,391,076
a,b Centennial Bank Holdings Inc., 144A ..............................     United States           946,861        11,078,274
    Chinatrust Financial Holding Co. Ltd. ............................         Taiwan           16,397,000        11,645,740
    City National Corp. ..............................................     United States            90,253         6,930,528
    Danske Bank AS ...................................................        Denmark              431,100        15,993,757
  a,c Elephant Capital Holdings Ltd. .................................         Japan                 2,090         5,062,977
    First Community Bancorp ..........................................     United States           373,250        21,521,595
    ForeningsSparbanken AB (Swedbank), A .............................         Sweden              631,325        17,791,908
    Laurentian Bank of Canada ........................................         Canada              390,200        10,675,992
    Mitsubishi UFJ Financial Group Inc. ..............................         Japan                 1,357        20,755,406
a,c NCB Warrant Holdings Ltd., A .....................................         Japan                10,590         1,710,285
    Prosperity Bancshares Inc. .......................................     United States           152,837         4,617,206
  a Signature Bank ...................................................     United States           206,591         6,732,801
    Societe Generale, A ..............................................         France              118,819        17,865,573
    State National Bancshares Inc. ...................................     United States           507,936        13,149,193
    Sumitomo Mitsui Financial Group Inc. .............................         Japan                 1,479        16,337,681
    Svenska Handelsbanken AB, A ......................................         Sweden              116,600         3,241,093
  a Texas Capital Bancshares Inc. ....................................     United States           282,000         6,768,000
    Turk Ekonomi Bankasi AS ..........................................         Turkey              315,561         6,043,656
    Wachovia Corp. ...................................................     United States           148,670         8,332,954
                                                                                                               -------------
                                                                                                                 294,242,347
                                                                                                               -------------
    COMMERCIAL SERVICES & SUPPLIES 0.5%
  a Comdisco Holding Co. Inc. ........................................     United States                53               782
a,d Comdisco Holding Co. Inc., Contingent Distribution ...............     United States         4,645,036                --
a,e Integrated Alarm Services Group Inc. .............................     United States         1,277,700         4,701,936
                                                                                                               -------------
                                                                                                                   4,702,718
                                                                                                               -------------
    CONSUMER FINANCE 1.3%
    Promise Co. Ltd. .................................................         Japan               140,300         8,488,218
  a White River Capital Inc. .........................................     United States           172,799         2,798,912
                                                                                                               -------------
                                                                                                                  11,287,130
                                                                                                               -------------


48 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------------------
    MUTUAL FINANCIAL SERVICES FUND                                            COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    DIVERSIFIED CONSUMER SERVICES 0.2%
    H&R Block Inc. ...................................................     United States           100,000     $   2,165,000
                                                                                                               -------------
    DIVERSIFIED FINANCIAL SERVICES 12.9%
    Almancora Comm VA ................................................        Belgium               68,363         8,614,176
    Euronext NV ......................................................      Netherlands            434,460        35,820,958
    Fortis ...........................................................        Belgium              655,083        23,366,486
    Guinness Peat Group PLC ..........................................      New Zealand          2,955,300         4,907,275
    Japan Securities Finance (jpy) 50 ................................         Japan               476,000         6,325,904
    Jer Investors Trust Inc. .........................................     United States            65,500         1,088,610
  b JER Investors Trust, 144A ........................................     United States           298,400         4,959,408
    Leucadia National Corp. ..........................................     United States           131,175         7,825,900
    Osaka Securities Exchange Co. Ltd. ...............................         Japan                 1,968        24,415,006
                                                                                                               -------------
                                                                                                                 117,323,723
                                                                                                               -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% f
    OM AB ............................................................         Sweden                3,200            61,217
                                                                                                               -------------
    INSURANCE 19.3%
a,b AmTrust Financial Services Inc., 144A ............................     United States         1,600,000        11,200,000
    Axis Capital Holdings Ltd. .......................................        Bermuda              241,400         7,217,860
  a Berkshire Hathaway Inc., A .......................................     United States               113        10,209,550
  a Berkshire Hathaway Inc., B .......................................     United States               334         1,006,008
    Catlin Group Ltd. ................................................     United Kingdom           82,167           674,832
  a CNP Assurances ...................................................         France              110,199        11,108,623
    FBD Holdings PLC .................................................        Ireland              342,900        16,389,804
    Grupo Catalana Occidente SA ......................................         Spain                69,469         9,170,173
    Hartford Financial Services Group Inc. ...........................     United States           208,400        16,786,620
a,c Imagine Group Holdings Ltd. ......................................        Bermuda              551,589         5,649,115
    IPC Holdings Ltd. ................................................     United States           145,500         4,081,275
    Montpelier Re Holdings Ltd. ......................................        Bermuda              302,275         4,927,083
    Nationwide Financial Services Inc., A ............................     United States           180,200         7,752,204
    Old Republic International Corp. .................................     United States           732,875        15,991,333
a,c Olympus Re Holdings Ltd. .........................................     United States             7,480            47,049
    Prudential Financial Inc. ........................................     United States           130,200         9,870,462
    Safety Insurance Group Inc. ......................................     United States           147,900         6,753,114
a,c Symetra Financial ................................................     United States           117,300        13,489,500
    White Mountains Insurance Group Ltd. .............................     United States            38,548        22,916,786
                                                                                                               -------------
                                                                                                                 175,241,391
                                                                                                               -------------
    REAL ESTATE 7.9%
  b CBRE Realty Finance Inc., 144A ...................................     United States           525,000         7,875,000
  a Dawnay, Day Treveria PLC .........................................     United Kingdom        5,899,520         9,024,171
    Eurocastle Investment Ltd. .......................................    Guernsey Islands         446,293        17,925,153
  b Fieldstone Investment Corp., 144A ................................     United States           257,470         3,038,146
    iStar Financial Inc. .............................................     United States           278,100        10,645,668
  b Medical Properties Trust Inc., 144A ..............................     United States           676,500         7,306,200
    Patrizia Immobilien Ag ...........................................        Germany              573,800        16,198,535
                                                                                                               -------------
                                                                                                                  72,012,873
                                                                                                               -------------

                                        Quarterly Statements of Investments | 49

FRANKLIN MUTUAL SERIES FUND INC.

----------------------------------------------------------------------------------------------------------------------------
    MUTUAL FINANCIAL SERVICES FUND                                            COUNTRY            SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    THRIFTS & MORTGAGE FINANCE 9.8%
    Bank Mutual Corp. ................................................     United States           677,000     $   8,015,680
    Countrywide Financial Corp. ......................................     United States            59,600         2,187,320
    First Niagara Financial Group Inc. ...............................     United States           117,953         1,729,191
  a Franklin Bancorp .................................................     United States           310,100         5,963,223
    Hudson City Bancorp Inc. .........................................     United States         1,303,320        17,321,123
    Hypo Real Estate Holding AG ......................................        Germany               79,388         5,453,775
  a Interhyp AG ......................................................        Germany              132,850        14,864,754
    Sovereign Bancorp Inc. ...........................................     United States         1,156,500        25,338,915
    Washington Mutual Inc. ...........................................     United States           188,420         8,030,460
                                                                                                               -------------
                                                                                                                  88,904,441
                                                                                                               -------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
     (COST $588,298,057) .............................................                                           820,775,891
                                                                                                               -------------
    PREFERRED STOCKS (COST $7,448,950) 0.8%
    REAL ESTATE 0.9%
    iStar Financial Inc., 7.875%, pfd., E ............................     United States           297,958         7,508,542
                                                                                                               -------------


                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------
    GOVERNMENT AGENCIES (COST $25,028,528) 2.8%
  g Federal Home Loan Bank, 0.00% - 3.60%, 4/03/06 - 12/01/06 ........     United States       $25,350,000        24,980,674
                                                                                                               -------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
     (COST $620,775,535) .............................................                                           853,265,107
                                                                                                               -------------
    REPURCHASE AGREEMENTS (COST $67,000,000) 7.4%
  h Merrill Lynch & Co. Inc,. 4.40%, 4/03/06 (Maturity Value
                                                                                                               $  67,024,567)
    Collateralized by U.S. Government Agency Securities, 2.75 - 4.50%,
    5/11/07 - 3/14/08 ................................................     United States        67,000,000        67,000,000
                                                                                                               -------------
    TOTAL INVESTMENTS (COST $687,775,535) 101.5% .....................                                           920,265,107
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.2% ...........                                             2,259,545
    OTHER ASSETS, LESS LIABILITIES (1.7)% ............................                                           (15,657,238)
                                                                                                               -------------
   NET ASSETS 100.0% .................................................                                         $ 906,867,414
                                                                                                               =============

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $54,034,260, representing 5.96% of net assets.

c See Note 4 regarding restricted and illiquid securities.

d Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

e See Note 5 regarding holdings of 5% voting securities.

f Rounds to less than 0.1% of net assets.

g A portion of the security is treated on a discount basis.

h At March 31, 2006, all repurchase agreements had been entered into on that date.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

CAD      - Canadian Dollar
EUR      - Euro
GBP      - British pound
JPY      - Japanese Yen
NOK      - Norwegian Krone


SELECTED PORTFOLIO ABBREVIATIONS

ADR      - American Depository Receipt
FRN      - Floating Rate Note
GDR      - Global Depository Receipt
LIBOR    - London InterBank Offered Rate
LP       - Limited Partnership
PIBOR    - Paris InterBank Offered Rate
REIT     - Real Estate Investment Trust

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 51

FRANKLIN MUTUAL SERIES FUND INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Mutual Series Fund Inc. (the Series Funds) are registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series (the Funds).

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                               ------------------------------------------------------------
                                                MUTUAL SHARES        MUTUAL QUALIFIED       MUTUAL BEACON
                                                     FUND                  FUND                  FUND
                                               ------------------------------------------------------------
Cost of investments ......................     $ 13,264,427,599      $  3,492,159,708      $  4,664,222,315
                                               ============================================================
Unrealized appreciation ..................     $  4,197,489,703      $  1,772,678,862      $  1,742,500,544
Unrealized depreciation ..................         (254,254,283)         (101,488,677)         (107,790,872)
                                               ------------------------------------------------------------
Net unrealized appreciation (depreciation)     $  3,943,235,420      $  1,671,190,185      $  1,634,709,672
                                               ============================================================


                                               ------------------------------------------------------------
                                               MUTUAL DISCOVERY      MUTUAL EUROPEAN       MUTUAL FINANCIAL
                                                     FUND                  FUND             SERVICES FUND
                                               ------------------------------------------------------------
Cost of investments ......................     $  7,369,586,132      $  1,440,216,788      $    688,105,871
                                               ============================================================
Unrealized appreciation ..................     $  2,725,235,887      $    639,662,503      $    250,709,477
Unrealized depreciation ..................         (112,068,323)          (11,775,476)          (18,550,241)
                                               ------------------------------------------------------------
Net unrealized appreciation (depreciation)     $  2,613,167,564      $    627,887,027      $    232,159,236
                                               ============================================================

2. SYNTHETIC EQUITY SWAPS

At March 31, 2006, the Funds had the following synthetic equity swap contracts outstanding:

MUTUAL SHARES FUND

----------------------------------------------------------------------------------------
                                       NUMBER OF          NOTIONAL         UNREALIZED
CONTRACTS TO BUY                       CONTRACTS            VALUE          GAIN (LOSS)
----------------------------------------------------------------------------------------
BOC Group PLC (15.45 GBP) ......           460,696      $  12,374,908     $      (5,404)
Christian Dior SA
 (46.76 - 54.99 EUR) ...........           164,222         16,385,293         6,679,793
                                                                          -------------
Total contracts to buy ......... ...................................      $   6,674,389
                                                                          =============

----------------------------------------------------------------------------------------
                                       NUMBER OF          NOTIONAL         UNREALIZED
CONTRACTS TO SELL                      CONTRACTS            VALUE          GAIN (LOSS)
----------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) ...........           163,903      $  16,056,516     $  (4,494,473)
                                                                          -------------
Total contracts to sell ........                                             (4,494,473)
                                                                          -------------
Net unrealized gain (loss) ........................................       $   2,179,916
                                                                          =============


52 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL QUALIFIED FUND

-------------------------------------------------------------------------------------------
                                              NUMBER OF       NOTIONAL         UNREALIZED
CONTRACTS TO BUY                              CONTRACTS         VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ...        67,145     $   4,863,844     $   2,731,068
                                                                              -------------
Total contracts to buy .................................................      $   2,731,068
                                                                              =============


-------------------------------------------------------------------------------------------
                                              NUMBER OF       NOTIONAL         UNREALIZED
CONTRACTS TO SELL                             CONTRACTS         VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) ....................        67,024     $   6,569,588     $  (1,831,626)
                                                                              -------------
Total contracts to sell .................................................        (1,831,626)
                                                                              -------------
Net unrealized gain (loss) ...............................................    $     899,442
                                                                              =============


MUTUAL BEACON FUND

-------------------------------------------------------------------------------------------
                                              NUMBER OF       NOTIONAL         UNREALIZED
CONTRACTS TO BUY                              CONTRACTS         VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------
BOC Group PLC (15.45 GBP) ...............       167,689     $   4,504,350     $      (1,967)
Christian Dior (46.76 - 54.99 EUR) ......        72,087         7,192,499         2,922,672
                                                                              -------------
Total contracts to buy ..................................................     $   2,920,705
                                                                              =============


-------------------------------------------------------------------------------------------
                                              NUMBER OF       NOTIONAL         UNREALIZED
CONTRACTS TO SELL                             CONTRACTS         VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) ....................        71,930     $   7,050,466     $  (1,906,837)
                                                                              -------------
Total contracts to sell ................. ...............................        (1,906,837)
                                                                              -------------
Net unrealized gain (loss) ..............................................     $   1,013,868
                                                                              =============
MUTUAL DISCOVERY FUND


-------------------------------------------------------------------------------------------
                                              NUMBER OF       NOTIONAL         UNREALIZED
CONTRACTS TO BUY                              CONTRACTS         VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------
BOC Group PLC (15.45 GBP) ...............       210,017     $   5,641,336     $      (2,464)
Christian Dior SA (46.76 - 54.99 EUR) ...        75,476         7,530,638         3,068,460
                                                                              -------------
Total contracts to buy ..................................................     $   3,065,997
                                                                              =============


-------------------------------------------------------------------------------------------
                                              NUMBER OF       NOTIONAL         UNREALIZED
CONTRACTS TO SELL                             CONTRACTS         VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) ....................        75,332     $   7,383,925     $  (2,068,354)
                                                                              -------------
Total contracts to sell .................................................        (2,068,354)
                                                                              -------------
Net unrealized gain (loss) .............................................      $     997,642
                                                                              =============


                                        Quarterly Statements of Investments | 53

FRANKLIN MUTUAL SERIES FUND INC.

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL EUROPEAN FUND

------------------------------------------------------------------------------------------------
                                                NUMBER OF          NOTIONAL         UNREALIZED
CONTRACTS TO BUY                                CONTRACTS            VALUE          GAIN (LOSS)
------------------------------------------------------------------------------------------------
Aareal Bank AG (23.48 - 25.89 EUR) ......           284,453      $  13,192,944     $   4,734,185
Christian Dior SA (46.76 - 54.99 EUR) ...            38,450          3,836,359         1,570,368
                                                                                   -------------
Total contracts to buy .......................................................     $   6,304,553
                                                                                   =============


------------------------------------------------------------------------------------------------
                                                NUMBER OF          NOTIONAL         UNREALIZED
CONTRACTS TO SELL                               CONTRACTS            VALUE          GAIN (LOSS)
------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) ....................            39,268      $   3,848,988     $  (1,074,178)
Fred Olsen Energy ASA
 (228.03 - 252.51 NOK) ..................           226,092          9,225,359          (960,976)
                                                                                   -------------
Total contracts to sell ......................................................        (2,035,154)
                                                                                   -------------
Net unrealized gain (loss) ...................................................     $   4,269,399
                                                                                   =============


MUTUAL FINANCIAL SERVICES FUND

------------------------------------------------------------------------------------------------
                                                NUMBER OF          NOTIONAL         UNREALIZED
CONTRACTS TO BUY                                CONTRACTS            VALUE          GAIN (LOSS)
------------------------------------------------------------------------------------------------
Aareal Bank AG (23.43 - 25.89 EUR) ......           209,553      $   8,749,091     $   3,505,257
                                                                                   -------------
Total contracts to buy .......................................................     $   3,505,257
                                                                                   =============

3. FORWARD EXCHANGE CONTRACTS

At March 31, 2006, the Funds had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

------------------------------------------------------------------------------------------------
                                                 CONTRACT         SETTLEMENT        UNREALIZED
CONTRACTS TO BUY                                 AMOUNT a            DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------
 12,700,000   British Pound .............        21,950,902         4/04/06        $     101,635
                                                                                   -------------


54 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES FUND (CONTINUED)

------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
       72,175,000   British Pound ...........      127,529,608       4/04/06        $  2,203,476
       65,800,000   Canadian Dollar .........       57,068,517       4/17/06             694,441
      293,576,344   Canadian Dollar .........      254,731,944       4/24/06           3,162,211
      100,173,992   Euro ....................      122,410,152       4/24/06             864,228
      121,782,398   Euro ....................      153,911,725       4/25/06           6,138,397
      115,295,729   Swiss Franc .............       90,812,660       5/02/06           2,122,555
      211,035,600   Norwegian Krone .........       32,805,161       5/08/06             539,829
       97,000,000   British Pound ...........      169,041,900       5/15/06             527,789
      196,196,112   Euro ....................      243,621,432       5/23/06           5,130,431
      393,743,400   Taiwan Dollar ...........       12,228,000       5/30/06              95,639
       73,454,747   Euro ....................       89,800,822       6/15/06             385,020
       14,640,000   Danish Krone ............        2,400,000       6/19/06              11,914
   21,734,469,497   Japanese Yen ............      194,398,549       6/28/06           7,431,001
      116,251,078   British Pound ...........      202,891,875       8/14/06             630,314
       55,325,000   British Pound ...........       96,635,071       8/15/06             375,086
       95,454,049   Euro ....................      118,842,216       8/23/06           2,179,067
       52,232,500   British Pound ...........       91,015,131       9/08/06              95,582
      108,534,103   Euro ....................      137,042,044       9/13/06           4,231,306
        5,000,000   Euro ....................        6,139,250       9/15/06              20,154
      205,754,805   Canadian Dollar .........      177,374,832       9/25/06             282,154
    3,695,375,000   Korean Won ..............        3,825,000       9/25/06               5,096
       95,522,566   Euro ....................      117,668,029      10/18/06             554,055
       53,546,476   Euro ....................       65,793,899      10/24/06             123,158
        2,181,841   Euro ....................        2,691,176      11/27/06              10,474
                                                                                    ------------
                                                                                      37,813,377
                                                                                    ------------
Unrealized gain on forward exchange contracts ..................................    $ 37,915,012
                                                                                    ============


------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                    AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
       21,747,563   Canadian Dollar .........       18,750,000       4/17/06        $   (117,800)
                                                                                    ------------


------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
        6,600,000   British Pound ...........       11,394,702       4/04/06        $    (65,672)
      344,818,819   Norwegian Krone .........       52,153,845       5/08/06            (565,666)
       23,297,195   Singapore Dollar ........       14,400,000       5/30/06             (52,130)
      946,248,077   Taiwan Dollar ...........       28,719,609       5/30/06            (437,001)
      429,950,560   Norwegian Krone .........       64,263,833       6/06/06          (1,603,434)
       87,800,000   Euro ....................      106,023,995       6/15/06            (854,155)
      642,090,869   Danish Krone ............      104,207,629       6/19/06            (530,623)
      528,877,744   Japanese Yen ............        4,524,572       6/28/06             (25,020)
      140,302,450   Euro ....................      166,872,254       7/17/06          (4,238,190)
       22,322,880   Singapore Dollar ........       13,800,000       7/24/06             (80,326)

                                        Quarterly Statements of Investments | 55

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES FUND (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       31,750,000   Euro ....................       22,044,089 GBP   8/14/06        $   (430,596)
       22,406,602   Euro ....................       27,298,796       8/23/06             (86,367)
      539,287,475   Norwegian Krone .........       81,537,266       9/06/06          (1,562,273)
       28,275,000   British Pound ...........       49,102,365       9/08/06            (115,081)
      158,590,916   Euro ....................      191,622,404       9/15/06          (2,464,200)
      948,864,724   Swedish Krona ...........      122,215,725       9/15/06          (1,197,244)
   16,668,762,500   Korean Won ..............       17,125,000       9/25/06            (105,476)
       90,844,313   Euro ....................      111,055,479      10/18/06            (322,795)
      154,094,768   Euro ....................      186,392,503      10/24/06          (2,593,187)
      195,566,256   Euro ....................      237,641,139      11/27/06          (2,639,850)
                                                                                    ------------
                                                                                     (19,969,286)
                                                                                    ------------
Unrealized loss on forward exchange contracts ..................................     (20,087,086)
                                                                                    ------------
      Net unrealized gain (loss) on forward exchange contracts .................    $ 17,827,926
                                                                                    ============

MUTUAL QUALIFIED FUND

------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
 CONTRACTS TO BUY                                   AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
          700,000   British Pound ...........        1,209,892       4/04/06        $      5,602
                                                                                    ------------


------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
       19,025,000   British Pound ...........       33,637,932       4/04/06        $    602,537
       18,600,000   Canadian Dollar .........       16,131,830       4/17/06             196,301
       44,707,057   Canadian Dollar .........       38,791,667       4/24/06             481,555
       56,403,379   Euro ....................       68,790,685       4/24/06             353,751
       69,006,954   Euro ....................       87,400,085       4/25/06           3,665,595
       28,347,992   Swiss Franc .............       22,327,371       5/02/06             520,957
       25,250,000   British Pound ...........       44,003,175       5/15/06             137,388
       86,247,142   Euro ....................      107,569,010       5/23/06           2,729,179
      167,948,400   Taiwan Dollar ...........        5,214,000       5/30/06              39,030
       16,259,750   Norwegian Krone .........        2,500,000       6/06/06               9,050
        2,545,892   Swiss Franc .............        2,000,000       6/06/06              33,896
       26,750,000   Euro ....................       32,698,181       6/15/06             135,647
        5,795,000   Danish Krone ............          950,000       6/19/06               4,716
    6,284,614,396   Japanese Yen ............       56,279,838       6/28/06           2,217,376
       30,417,876   British Pound ...........       53,088,297       8/14/06             165,199
       12,775,000   British Pound ...........       22,323,837       8/15/06              86,611
       59,129,364   Euro ....................       73,726,749       8/23/06           1,459,330
       22,406,706   British Pound ...........       39,043,686       9/08/06              41,003
      100,781,780   Euro ....................      127,058,221       9/13/06           3,733,826
        3,400,000   Euro ....................        4,171,690       9/15/06              13,705
       26,640,369   Canadian Dollar .........       22,965,836       9/25/06              36,532
        9,129,750   Korean Won ..............        9,450,000       9/25/06              12,591


56 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALIFIED FUND (CONTINUED)

------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
       43,837,700  Euro .....................       54,009,406       10/18/06       $    262,867
       32,856,565  Euro .....................       40,352,518       10/24/06             56,403
        1,958,299  Euro .....................        2,414,426       11/27/06              8,376
                                                                                    ------------
Unrealized gain on forward exchange contracts ...................................   $ 17,003,421
                                                                                    ============


------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                    AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
        2,800,000  British Pound ............        4,869,228       4/04/06        $     (7,251)
        3,479,610  Canadian Dollar ..........        3,000,000       4/17/06             (18,848)
                                                                                    ------------
                                                                                    $    (26,099)
                                                                                    ============


------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
        4,150,000  British Pound ............        7,175,926       4/04/06      $    (30,218)
      162,903,571  Norwegian Krone ..........       24,641,378       5/08/06          (265,025)
      226,304,202  Taiwan Dollar ............        6,862,563       5/30/06          (110,517)
      299,504,322  Norwegian Krone ..........       44,881,981       6/06/06        (1,001,274)
       41,539,778  Swiss Franc ..............       32,027,346       6/06/06           (52,381)
       47,500,000  Euro .....................       57,360,132       6/15/06          (461,190)
      228,088,306  Danish Krone .............       37,017,684       6/19/06          (188,219)
      151,902,400  Japanese Yen .............        1,300,000       6/28/06            (6,718)
       69,241,683  Euro .....................       82,416,551       7/17/06        (2,029,410)
        8,068,277  Singapore Dollar .........        4,993,639       7/24/06           (23,201)
        1,750,000  Euro .....................        1,215,029 GBP   8/14/06           (23,734)
        8,933,174  Euro .....................       10,884,432       8/23/06           (33,619)
      320,141,433  Norwegian Krone ..........       48,678,952       9/06/06          (652,076)
       12,850,000  British Pound ............       22,315,310       9/08/06           (52,300)
       50,616,024  Euro .....................       61,178,591       9/15/06          (766,269)
      189,983,110  Swedish Krona ............       24,470,222       9/15/06          (239,707)
       40,492,225  Korean Won ...............       41,600,000       9/25/06          (256,755)
       41,214,965  Euro .....................       50,375,499      10/18/06          (155,479)
        4,064,101  Euro .....................        4,926,138      10/24/06           (58,178)
       63,505,515  Euro .....................       76,979,010      11/27/06        (1,046,557)
                                                                                  ------------
Unrealized loss on forward exchange contracts ...............................       (7,452,827)
                                                                                  ------------
     Net unrealized gain (loss) on forward exchange contracts ...............     $  9,530,097
                                                                                  ============

MUTUAL BEACON FUND

------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                    AMOUNT a           DATE         GAIN (LOSS)
------------------------------------------------------------------------------------------------
        3,300,000  British Pound ...........         5,703,778        4/04/06       $     26,409
                                                                                    ------------


                                        Quarterly Statements of Investments | 57

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       21,450,000  British Pound ............       37,932,866       4/04/06        $    686,652
       12,800,000  Canadian Dollar ..........       11,101,474       4/17/06             135,08
       26,824,234  Canadian Dollar ..........       23,275,000       4/24/06             288,933
       42,531,252  Euro .....................       51,784,747       4/24/06             179,532
       39,461,542  Euro .....................       50,549,924       4/25/06           2,666,458
       29,907,212  Swiss Franc ..............       23,555,342       5/02/06             549,514
       31,500,000  British Pound ............       54,895,050       5/15/06             171,395
       60,010,000  Euro .....................       74,901,063       5/23/06           1,954,434
      172,269,000  Taiwan Dollar ............        5,355,000       5/30/06              46,899
       66,101,500  Norwegian Krone ..........       10,158,525       6/06/06              31,954
       15,813,916  Swiss Franc ..............       12,300,192       6/06/06              87,654
       47,770,275  Euro .....................       58,371,079       6/15/06             220,754
       21,824,616  Canadian Dollar ..........       18,814,324       6/25/06              29,928
    6,084,224,037  Japanese Yen .............       54,730,253       6/28/06           2,391,618
       37,754,299  British Pound ............       65,892,215       8/14/06             204,709
       17,225,000  British Pound ............       30,086,563       8/15/06             116,780
       38,615,000  Euro .....................       48,172,934       8/23/06             978,001
       28,682,500  British Pound ............       49,988,206       9/08/06              61,437
       50,540,000  Euro .....................       63,845,242       9/13/06           2,000,582
        1,400,000  Euro .....................        1,718,990       9/15/06               5,643
    3,260,625,000  Korean Won ...............        3,375,000       9/25/06               4,497
       27,385,459  Euro .....................       33,740,580      10/18/06             165,059
       19,281,379  Euro .....................       23,666,023      10/24/06              18,856
                                                                                    ------------
                                                                                      12,996,378
                                                                                    ------------
Unrealized gain on forward exchange contracts .................................     $ 13,022,787
                                                                                    ============


--------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                    AMOUNT a           DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------
        5,811,791  British Pound ............       10,149,166       4/04/06        $    (57,455)
                                                                                    ------------


--------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------
        5,450,000  British Pound ............        9,428,289       4/04/06        $    (35,201)
      171,965,905  Norwegian Krone ..........       26,012,029       5/08/06            (279,919)
      604,493,185  Taiwan Dollar ............       18,323,576       5/30/06            (302,589)
      340,050,067  Norwegian Krone ..........       50,964,214       6/06/06          (1,130,538)
       40,662,067  Swiss Franc ..............       31,349,708       6/06/06             (52,193)
       64,345,413  Euro .....................       77,231,516       6/15/06          (1,095,576)
      782,463,576  Danish Krone .............      126,982,875       6/19/06            (653,058)
      151,902,400  Japanese Yen .............        1,300,000       6/28/06              (6,718)
       50,726,483  Euro .....................       60,361,529       7/17/06          (1,503,614)
        8,250,000  Euro .....................     5,721,991GBP       8/14/06            (111,887)
      353,409,768  Norwegian Krone ..........       53,769,698       9/06/06            (687,692)


58 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                     CONTRACT      SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                    AMOUNT a         DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       16,875,000  British Pound ............       29,305,125       9/08/06        $    (68,683)
       67,423,155  Euro .....................       81,477,792       9/15/06          (1,035,957)
      356,315,043  Swedish Krona ............       45,893,896       9/15/06            (449,799)
   14,539,687,500  Korean Won ...............       14,937,500       9/25/06             (92,154)
       32,620,228  Euro .....................       39,880,234      10/18/06           (113,295)
       33,800,000  Euro .....................       40,964,755      11/27/06           (563,357)
                                                                                    ------------
                                                                                      (8,182,230)
                                                                                    ------------
Unrealized loss on forward exchange contracts                                         (8,239,685)
                                                                                    ------------
   Net unrealized gain (loss) on forward exchange contracts ....................    $  4,783,102
                                                                                    ============


MUTUAL DISCOVERY FUND

-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       43,100,000  British Pound ............       76,220,988       4/04/06        $  1,381,275
       44,900,000  Canadian Dollar ..........       38,941,891       4/17/06             473,866
      134,121,173  Canadian Dollar ..........      116,375,000       4/24/06           1,444,665
      111,408,173  Euro .....................      135,906,492       4/24/06             729,595
      170,984,993  Euro .....................      213,503,317       4/25/06           6,026,524
       38,699,381  Swiss Franc ..............       30,480,440       5/02/06             711,322
      121,873,910  Norwegian Krone ..........       18,945,113       5/08/06             311,753
       39,750,000  British Pound ............       69,272,325       5/15/06             216,285
       43,909,930  Euro .....................       55,127,463       5/23/06           1,751,669
      594,838,200  Taiwan Dollar ............       18,611,019       5/30/06             282,352
       57,644,560  Norwegian Krone ..........        8,854,771       6/06/06              23,780
       48,638,556  Swiss Franc ..............       38,086,977       6/06/06             525,111
       36,705,000  New Zealand Dollar .......       25,987,140       6/07/06           3,522,716
       53,200,000  Euro .....................       65,048,537       6/15/06             288,656
       24,400,000  Danish Krone .............        4,000,000       6/19/06              19,857
   20,875,716,383  Japanese Yen .............      187,895,498       6/28/06           8,315,247
       47,666,230  British Pound ............       83,191,455       8/14/06             258,494
       59,417,410  British Pound ............      104,101,886       8/15/06             721,516
      143,792,964  Euro .....................      179,797,204       8/23/06           4,054,634
       73,796,814  British Pound ............      128,590,948       9/08/06             135,043
      142,241,355  Euro .....................      178,232,757       9/13/06           4,175,214
        6,368,870  Euro .....................        7,814,008       9/15/06              19,663
       90,597,370  Canadian Dollar ..........       78,101,181       9/25/06             124,237
   19,998,500,000  Korean Won ...............       20,700,000       9/25/06              27,579
      107,465,539  Euro .....................      132,440,500      10/18/06             684,027


                                        Quarterly Statements of Investments | 59

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       69,093,010  Euro .....................       84,946,084       10/24/06       $    208,683
        9,416,946  Euro .....................       11,610,540       11/27/06             40,482
                                                                                    ------------

Unrealized gain on forward exchange contracts ...............................       $ 36,474,245
                                                                                    ============


-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
        4,100,000  British Pound ............        7,078,527       4/04/06        $    (40,796)
      390,240,012  Norwegian Krone ..........       59,022,627       5/08/06            (641,353)
      432,937,892  Taiwan Dollar ............       13,124,505       5/30/06            (215,550)
      706,918,797  Norwegian Krone ..........      105,801,988       6/06/06          (2,496,066)
      249,120,852  Swiss Franc ..............      192,064,087       6/06/06            (323,291)
       92,315,033  Euro .....................      111,469,985       6/15/06            (904,273)
      939,862,044  Danish Krone .............      152,527,581       6/19/06            (783,286)
      958,877,560  Japanese Yen .............        8,199,884       6/28/06             (48,717)
      129,959,253  Euro .....................      154,603,428       7/17/06          (3,892,631)
       37,491,673  Singapore Dollar .........       23,237,279       7/24/06             (74,975)
       26,472,750  Euro .....................       32,234,714       8/23/06            (120,063)
    1,026,476,106  Norwegian Krone ..........      156,253,349       9/06/06          (1,917,747)
       48,600,000  British Pound ............       84,398,760       9/08/06            (197,805)
      151,454,684  Euro .....................      183,163,392       9/15/06          (2,189,754)
      607,864,464  Swedish Krona ............       78,293,931       9/15/06            (767,242)
   90,401,112,500  Korean Won ...............       92,875,000       9/25/06            (572,501)
       48,724,069  Euro .....................       59,535,417      10/18/06            (201,979)
      136,316,854  Euro .....................      165,176,267      10/24/06          (2,006,143)
      175,604,647  Euro .....................      213,481,624      11/27/06          (2,273,686)
                                                                                    ------------
Unrealized loss on forward exchange contracts ...................................    (19,667,858)
                                                                                    ------------
    Net unrealized gain (loss) on forward exchange contracts ....................   $ 16,806,387
                                                                                    ============


MUTUAL EUROPEAN FUND

-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                    AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
         700,000  British Pound .............        1,209,892       4/04/06        $      5,602
                                                                                    ------------


60 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND (CONTINUED)

------------------------------------------------------------------------------------------------
                                                    CONTRACT       SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a          DATE          GAIN (LOSS)
------------------------------------------------------------------------------------------------
       19,975,000  British Pound ............       35,326,246       4/04/06        $    641,252
          871,335  Canadian Dollar ..........          757,208       4/17/06              10,693
        2,980,471  Canadian Dollar ..........        2,586,111       4/24/06              32,104
       63,900,000  Euro .....................       78,074,508       4/24/06             541,564
       79,025,000  Euro .....................       98,932,212       4/25/06           3,041,612
       29,314,577  Swiss Franc ..............       23,089,434       5/02/06             539,484
       41,893,120  Norwegian Krone ..........        6,512,221       5/08/06             107,163
       15,500,000  British Pound ............       27,011,850       5/15/06              84,337
       43,964,938  Euro .....................       54,872,996       5/23/06           1,430,335
       20,060,787  Norwegian Krone ..........        3,083,684       6/06/06              10,426
       25,547,321  Swiss Franc ..............       20,000,000       6/06/06             270,691
       17,700,000  Euro .....................       21,634,377       6/15/06              88,326
        7,015,000  Danish Krone .............        1,150,000       6/19/06               5,709
       18,464,746  British Pound ............       32,226,147       8/14/06              99,922
       23,156,107  British Pound ............       40,677,595       8/15/06             388,278
       84,037,213  Euro .....................      105,193,981       8/23/06           2,484,394
       24,548,470  British Pound ............       42,811,508       9/08/06              80,722
       66,197,282  Euro .....................       82,784,819       9/13/06           1,780,696
        3,525,355  Euro .....................        4,324,680       9/15/06              10,283
        1,694,016  Swedish Krona ............          221,050       9/15/06                 719
        3,584,231  Canadian Dollar ..........        3,089,856       9/25/06               4,915
       41,934,356  Euro .....................       51,676,212      10/18/06             263,240
       12,519,590  Euro .....................       15,400,764      10/24/06              46,425
        3,149,345  Euro .....................        3,883,558      11/27/06              14,140
                                                                                    ------------
                                                                                      11,977,430
                                                                                    ------------
Unrealized gain on forward exchange contracts ..................................    $ 11,983,032
                                                                                    ============


-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                    AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
        2,900,000  British Pound ............        5,043,129       4/04/06        $     (7,510)
            1,506  British Pound ............            2,640       9/08/06                 (19)
                                                                                    ------------
                                                                                    $     (7,529)
                                                                                    ============


-------------------------------------------------------------------------------------------------
                                                    CONTRACT        SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a           DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
        4,200,000  British Pound ............        7,263,670       4/04/06        $    (29,295)
      127,852,973  Norwegian Krone ..........       19,337,359       5/08/06            (210,142)
      290,545,872  Norwegian Krone ..........       43,622,160       6/06/06            (888,685)
      107,289,812  Swiss Franc ..............       82,720,736       6/06/06            (135,458)
       33,578,737  Euro .....................       40,550,387       6/15/06            (324,707)
      301,770,509  Danish Krone .............       48,973,670       6/19/06            (251,318)
       81,414,751  Euro .....................       96,957,056       7/17/06          (2,334,968)
        1,750,000  Euro .....................        1,215,029GBP    8/14/06             (23,734)


                                        Quarterly Statements of Investments | 61

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                     CONTRACT      SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                    AMOUNT a         DATE           GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       11,350,382  Euro .....................       13,822,401       8/23/06        $    (49,942)
      267,855,186  Norwegian Krone ..........       40,706,021       9/06/06            (568,148)
       13,225,000  British Pound ............       22,966,535       9/08/06             (53,827)
       57,222,171  Euro .....................       69,190,722       9/15/06            (838,868)
      256,348,693  Swedish Krona ............       33,024,306       9/15/06            (317,384)
       11,364,400  Euro .....................       13,886,054      10/18/06             (47,095)
       57,897,982  Euro .....................       70,180,238      10/24/06            (827,299)
       65,199,412  Euro .....................       79,241,139      11/27/06            (865,621)
                                                                                    ------------
                                                                                      (7,766,491)
                                                                                    ------------
Unrealized loss on forward exchange contracts ...................................     (7,774,020)
                                                                                    ------------
    Net unrealized gain (loss) on forward exchange contracts ....................   $  4,209,012
                                                                                    ============


MUTUAL FINANCIAL SERVICES FUND

-------------------------------------------------------------------------------------------------
                                                     CONTRACT       SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                     AMOUNT a          DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------
        1,575,000  British Pound ............        2,725,286      9/08/06         $     16,270
                                                                                    ------------
                                                                                    $     16,270
                                                                                    ============


-------------------------------------------------------------------------------------------------
                                                     CONTRACT       SETTLEMENT       UNREALIZED
CONTRACTS TO SELL                                    AMOUNT a          DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------
        1,300,000  Canadian Dollar ..........        1,127,494       4/17/06        $     13,720
        5,960,941  Canadian Dollar ..........        5,172,222       4/24/06              64,207
       10,193,104  Euro .....................       12,450,329       4/24/06              82,545
       10,610,357  Euro .....................       13,258,755       4/25/06             383,924
        5,123,527  Swiss Franc ..............        4,022,172       5/02/06              80,949
        8,665,804  Euro .....................       10,830,828       5/23/06             296,898
       58,885,800  Taiwan Dollar ............        1,844,000       5/30/06              29,560
        2,438,962  Norwegian Krone ..........          375,000       6/06/06               1,358
       16,132,575  Swiss Franc ..............       12,722,401       6/06/06             263,773
        4,849,065  New Zealand Dollar .......        3,433,138       6/07/06             465,383
       19,195,996  Euro .....................       23,459,908       6/15/06              92,796
    8,054,549,883  Japanese Yen .............       70,963,462       6/28/06           1,675,393
        8,515,241  Euro .....................       10,598,821       8/23/06             191,564
        2,014,617  British Pound ............        3,510,470       9/08/06               3,687
       16,446,663  Euro .....................       20,811,239       9/13/06             685,828
          700,000  Euro .....................          859,495       9/15/06               2,822
        5,479,261  Canadian Dollar ..........        4,723,501       9/25/06               7,514
       12,811,816  Euro .....................       15,774,665       10/18/06             66,934
        5,394,025  Euro .....................        6,629,968       10/24/06             14,600
                                                                                    ------------
                                                                                       4,423,454
                                                                                    ------------
Unrealized gain on forward exchange contracts ...................................   $  4,439,724
                                                                                    ============


62 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL FINANCIAL SERVICES FUND (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                     CONTRACT      SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                     AMOUNT a         DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------
      658,705,312  Japanese Yen .............        5,807,593       6/28/06        $   (141,179)
        1,561,256  British Pound ............        2,758,765       9/08/06             (41,134)
                                                                                    ------------
                                                                                    $   (182,313)
                                                                                    ============


-------------------------------------------------------------------------------------------------
                                                    CONTRACT       SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                   AMOUNT a          DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------
       19,791,120  Norwegian Krone ..........        2,994,139       5/08/06        $    (31,735)
      164,079,201  Taiwan Dollar ............        4,962,563       5/30/06             (93,187)
       43,760,240  Norwegian Krone ..........        6,575,988       6/06/06            (127,963)
       12,943,498  Euro .....................       15,548,450       6/15/06            (207,554)
       93,390,581  Danish Krone .............       15,156,946       6/19/06             (76,982)
       73,030,000  Japanese Yen .............          625,000       6/28/06              (3,230)
       17,408,813  Euro .....................       20,749,169       7/17/06            (482,319)
          724,330  Euro .....................          884,241       8/23/06              (1,029)
       44,812,700  Norwegian Krone ..........        6,776,640       9/06/06            (128,609)
        1,550,000  British Pound ............        2,691,730       9/08/06              (6,309)
       19,225,981  Euro .....................       23,231,747       9/15/06            (297,376)
      122,948,798  Swedish Krona ............       15,835,956       9/15/06            (155,234)
        8,119,039  Euro .....................        9,922,415      10/18/06            (31,807)
       15,845,704  Euro .....................       19,230,356      10/24/06           (203,213)
        9,978,142  Euro .....................       12,108,249      11/27/06           (151,319)
                                                                                    ------------
                                                                                      (1,997,866)
                                                                                    ------------
Unrealized loss on forward exchange contracts ..................................      (2,180,179)
                                                                                    ------------
     Net unrealized gain on forward exchange contracts .........................    $  2,259,545
                                                                                    ============

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATION

GBP - British Pound

                                        Quarterly Statements of Investments | 63

FRANKLIN MUTUAL SERIES FUND INC.

4. RESTRICTED SECURITIES

At March 31, 2006, the Funds held investments in restricted securities, valued in accordance with procedures approved by the Funds' Board of Directors as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                ACQUISITION
CONTRACTS      ISSUER                                           DATE            COST              VALUE
--------------------------------------------------------------------------------------------------------
               MUTUAL SHARES FUND
     763,805   AboveNet Inc. ............................      10/02/01     $ 38,348,164     $ 18,303,365
      25,659   AboveNet Inc., wts., 9/08/08 .............      10/02/01        3,196,155          369,490
      30,186   AboveNet Inc., wts., 9/08/10 .............      10/02/01        3,430,956          338,083
     123,013   Anchor Resources LLC .....................       6/29/04               --               --
   1,879,100   DecisionOne Corp. ........................       3/12/99        1,313,384        1,339,798
      25,721   Elephant Capital Holdings Ltd. ...........       8/29/03               --       62,308,454
      60,419   Esmark Inc., Series A, 10.00%, cvt. pfd. .      11/08/04       60,419,000       65,095,431
   4,423,071   Florida East Coast Industries Inc. .......      10/03/75      108,943,491      226,483,351
  19,925,000   International Automotive Components
                 Group LLC ..............................       1/12/06       19,925,000       19,925,000
   1,929,706   Hollinger International Inc., A ..........       4/08/04       33,270,966       15,362,393
   2,860,528   Kindred Healthcare Inc. ..................      12/12/01       34,247,209       68,345,165
       1,714   Kindred Healthcare Inc., Jan. 9.07 Calls,
                 1/01/13 ................................       1/01/05               --           25,397
       1,136   Kindred Healthcare Inc., Jan. 25.99 Calls,
                 1/01/14 ................................       1/01/05               --               --
       2,292   Kindred Healthcare Inc., Jan. 26.00 Calls,
                 1/01/12 ................................       1/01/05               --               --
         473   Kindred Healthcare Inc., Jan. 27.90 Calls,
                 1/10/15 ................................       1/06/06               --               --
       7,640   Kindred Healthcare Inc., Jul. 23.75 Calls,
                 7/17/11 ................................       7/17/05               --            1,089
           3   Lancer Industries Inc., B ................       8/11/89               --        7,183,289
     124,040   NCB Warrant Holdings Ltd., A .............      12/16/05               --       20,032,460
     202,380   Olympus Re Holdings Ltd. .................      12/19/01       20,238,000        1,272,970
     199,565   PTV Inc., 10.00%, pfd., A ................       1/03/02          598,695          381,169
      28,412   Security Capital European Realty .........       4/08/98        1,556,398          207,635
     400,000   SXR Uranium One Inc. .....................       2/06/06        3,060,000        3,027,252
                                                                                             ------------
               TOTAL RESTRICTED SECURITIES (2.94% of Net Assets) .........................   $510,001,790
                                                                                             ============


64 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

4. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                   ACQUISITION
CONTRACTS        ISSUER                                           DATE           COST              VALUE
-----------------------------------------------------------------------------------------------------------
                 MUTUAL QUALIFIED FUND
        365,293  AboveNet Inc. ............................      10/02/01     $ 16,953,496     $  8,753,662
         11,991  AboveNet Inc., wts., 9/08/08 .............      10/02/01        1,490,986          172,671
         14,107  AboveNet Inc., wts., 9/08/10 .............      10/02/01        1,600,719          157,999
         58,923  Anchor Resources LLC .....................       6/29/04               --               --
      1,008,199  DecisionOne Corp. ........................       3/12/99          700,978          718,846
         11,087  Elephant Capital Holdings Ltd. ...........       8/29/03               --       26,857,320
         22,360  Esmark Inc., Series A, 10.00%, cvt. pfd. .      11/08/04       22,360,000       24,090,664
      1,497,000  Florida East Coast Industries Inc. .......      11/16/87       31,051,609       76,653,885
        767,234  Hollinger International Inc., A ..........       4/08/04       13,228,320        6,107,950
      2,814,856  Imagine Group Holdings Ltd. ..............       8/31/04       28,828,348       28,828,432
      6,508,000  International Automotive Components
                   Group LLC ..............................       1/12/06        6,508,000        6,508,000
      1,444,624  Kindred Healthcare Inc. ..................       3/10/04       15,621,805       34,515,679
            870  Kindred Healthcare Inc., Jan. 9.07 Calls,
                   1/01/13 ................................       1/01/05               --           12,891
            576  Kindred Healthcare Inc., Jan. 25.99 Calls,
                   1/01/14 ................................       1/01/05               --               --
          1,164  Kindred Healthcare Inc., Jan. 26.00 Calls,
                   1/01/12 ................................       1/01/05               --               --
            240  Kindred Healthcare Inc., Jan. 27.90 Calls,
                   1/10/15 ................................       1/06/06               --               --
          3,876  Kindred Healthcare Inc., Jul. 23.75 Calls,
                   7/17/11 ................................       7/17/04               --              552
              4  Lancer Industries Inc., B ................       8/11/89               --        8,451,342
         53,490  NCB Warrant Holdings Ltd., A .............      12/16/05               --        8,638,635
         97,300  Olympus Re Holdings Ltd. .................      12/19/01        9,730,000          612,017
         92,939  PTV Inc., 10.00%, pfd, A .................       2/19/02          598,565          177,513
         17,603  Security Capital European Realty .........        4/8/98          598,695          128,643
        394,800  Symetra Financial ........................       7/27/04       39,480,000       45,402,000
                                                                                               ------------
                 TOTAL RESTRICTED SECURITIES (5.33% of Net Assets) ..........................  $276,788,701
                                                                                               ============


                                        Quarterly Statements of Investments | 65

FRANKLIN MUTUAL SERIES FUND INC.

4. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                 ACQUISITION
CONTRACTS       ISSUER                                            DATE           COST              VALUE
-----------------------------------------------------------------------------------------------------------
                MUTUAL BEACON FUND
       439,477  AboveNet Inc. ............................      10/02/01     $ 20,497,153     $ 10,531,363
        14,770  AboveNet Inc., wts., 9/08/08 .............      10/02/01        1,836,931          212,688
        17,376  AboveNet Inc., wts., 9/08/10 .............      10/02/01        1,972,095          194,611
        69,184  Anchor Resources LLC .....................       6/29/04               --               --
     1,142,353  DecisionOne Corp. ........................       3/12/99          793,798          814,498
        28,644  Esmark Inc., Series A, 10.00%, cvt. pfd ..      11/08/04       28,644,000       30,861,045
        13,981  FE Capital Holdings Ltd. .................       8/29/03               --       33,868,953
     1,967,636  Florida East Coast Industries Inc. .......       1/17/86       46,735,956      100,752,801
       985,458  Hollinger International Inc., A ..........       4/08/04       16,989,634        7,845,231
     7,839,000  International Automotive Components
                  Group LLC ..............................       1/12/06        7,839,000        7,839,000
     1,639,289  Kindred Healthcare Inc. ..................       4/28/99       19,585,289       39,166,712
           982  Kindred Healthcare Inc., Jan. 9.07 Calls,
                  1/01/13 ................................       1/01/04               --           14,551
           650  Kindred Healthcare Inc., Jan. 25.99 Calls,
                  1/01/14 ................................       1/04/05               --               --
         1,314  Kindred Healthcare Inc., Jan. 26.00 Calls,
                  1/01/12 ................................       1/13/03               --               --
           271  Kindred Healthcare Inc., Jan. 27.90 Calls,
                  1/10/15 ................................       1/06/06               --               --
         4,380  Kindred Healthcare Inc., Jul. 23.75 Calls,
                  7/17/11 ................................       7/17/02               --              624
             1  Lancer Industries Inc., B ................       8/11/89               --          845,369
        67,420  NCB Warrant Holdings Ltd., A .............      12/16/05               --       10,888,330
       106,700  Olympus Re Holdings Ltd. .................      12/19/01       10,670,000          671,143
        38,842  PMG LLC ..................................       3/22/04        2,718,920        6,370,041
       114,246  PTV Inc., 10.00%, pfd, A .................       1/25/02          342,738          218,210
        20,244  Security Capital European Realty .........       4/08/98        1,108,993          147,943
       511,600  Symetra Financial ........................       7/27/04       51,160,000       58,834,000
                                                                                              ------------
                TOTAL RESTRICTED SECURITIES (4.91% of Net Assets) .........................   $310,077,113
                                                                                              ============
                MUTUAL DISCOVERY FUND
       332,512  AboveNet Inc. ............................      10/02/01     $ 15,655,782     $  7,968,118
        11,105  AboveNet Inc., wts., 9/08/08 .............      10/02/01        1,437,838          159,912
        13,066  AboveNet Inc., wts., 9/08/10 .............      10/02/01        1,768,651          146,339
        53,272  Anchor Resources LLC .....................       6/29/04               --               --
       359,884  DecisionOne Corp. ........................       9/28/99          273,004          256,597
        27,889  Esmark Inc., 10.00%, cvt. pfd., A ........      11/08/04       27,889,000       30,047,609
        11,589  FE Capital Holdings Ltd. .................       8/29/03               --       28,073,514
     2,247,600  Florida East Coast Industries Inc. .......      12/29/95       67,070,841      115,088,358
     8,758,216  Hancock Discovery LLC ....................       3/06/97       11,432,279          500,006
       880,440  Hollinger International Inc., A ..........       4/08/04       15,179,634        7,009,183
     4,551,501  Imagine Group Holdings Ltd. ..............       8/31/04       46,614,197       46,614,334


66 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

4. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                    ACQUISITION
CONTRACTS         ISSUER                                           DATE            COST             VALUE
------------------------------------------------------------------------------------------------------------
                  MUTUAL DISCOVERY FUND (CONTINUED)
     10,519,000   International Automotive Components
                    Group LLC ..............................       1/12/06     $ 10,519,000     $ 10,519,000
      1,135,557   Kindred Healthcare Inc. ..................      12/12/01       12,528,406       27,131,296
            672   Kindred Healthcare Inc., Jan. 9.07 Calls,
                    1/01/13 ................................       1/01/05               --            9,957
            446   Kindred Healthcare Inc., Jan. 25.99 Calls,
                    1/01/14 ................................       1/01/05               --               --
            898   Kindred Healthcare Inc., Jan. 26.00 Calls,
                    1/01/12 ................................       1/01/05               --               --
            186   Kindred Healthcare Inc., Jan. 27.90 Calls,
                    1/10/15 ................................       1/06/06               --               --
          3,002   Kindred Healthcare Inc., Jul. 23.75 Calls,
                    7/17/11 ................................       7/17/05               --              428
         55,890   NCB Warrant Holdings Ltd., A .............      12/16/05               --        9,026,235
         47,160   Olympus Re Holdings Ltd. .................      12/19/01        4,716,000          296,636
         86,280   PTV Inc., 10.00%, pfd, A .................       2/19/02          258,840          164,795
         14,787   Security Capital European Realty .........       4/08/98          810,051          108,063
            170   Torre Mayor Investments LP ...............      10/28/02       13,679,790       11,730,000
                                                                                                ------------
                  TOTAL RESTRICTED SECURITIES (2.97% of Net Assets) ........................    $294,850,380
                                                                                                ============
                  MUTUAL EUROPEAN FUND
         83,713   AboveNet Inc. ............................      10/02/01     $  4,201,546     $  2,006,048
          2,816   AboveNet Inc., wts., 9/08/08 .............      10/02/01          348,479           40,550
          3,313   AboveNet Inc., wts., 9/08/10 .............      10/02/01          373,672           37,106
     14,000,000   Euro Wagon LP ............................      12/08/05       16,545,921       16,962,400
        215,694   Hollinger International Inc., A ..........       4/08/04        3,718,263        1,717,140
         16,080   Olympus Re Holdings Ltd. .................      12/19/01        1,608,000          101,143
         46,841   PTV Inc., 10.00%, pfd, A .................       2/19/02          140,523           89,466
          5,281   Security Capital European Realty .........       4/08/98          289,278           38,594
                                                                                                ------------
                  TOTAL RESTRICTED SECURITIES (1.01% of Net Assets) ........................    $ 20,992,447
                                                                                                ============

                 MUTUAL FINANCIAL SERVICES FUND
         2,090   Elephant Capital Holdings Ltd. ............       7/29/04     $         --     $  5,062,977
       551,589   Imagine Group Holdings Ltd. ...............       8/31/04        5,649,099        5,649,115
        10,590   NCB Warrant Holdings Ltd., A ..............      12/16/05               --        1,710,285
         7,480   Olympus Re Holdings Ltd. ..................      12/19/01          748,000           47,049
       117,300   Symetra Financial .........................       7/27/04       11,730,000       13,489,500
                                                                                                ------------
                 TOTAL RESTRICTED SECURITIES (2.86% of Net Assets) ........................     $ 25,958,926
                                                                                                ============


                                        Quarterly Statements of Investments | 67

FRANKLIN MUTUAL SERIES FUND INC.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Funds at March 31, 2006 were as shown below.

---------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF SHARES/                           NUMBER OF SHARES/
                                                   PRINCIPAL AMOUNT                             PRINCIPAL AMOUNT     VALUE AT
                                                   HELD AT BEGINNING    GROSS        GROSS       HELD AT END OF       END OF
NAME OF ISSUER                                         OF PERIOD       ADDITIONS    REDUCTIONS       PERIOD           PERIOD
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc. ...................................         763,805            --             --         763,805     $   18,303,365
AboveNet Inc., Contingent Distribution ..........     106,869,000            --             --     106,869,000                 --
AboveNet Inc., wts., 9/08/08 ....................          25,659            --             --          25,659            369,490
AboveNet Inc., wts., 9/08/10 ....................          30,186            --             --          30,186            338,083
Alexander's Inc. ................................         326,675            --             --         326,675         94,409,075
Anchor Resources LLC ............................         123,013            --             --         123,013                 --
Centennial Bank Holdings Inc.,144A ..............       3,845,467            --             --       3,845,467         44,991,964
City Investing Company Liquidating Trust ........       4,373,476            --             --       4,373,476            481,083
DecisionOne Corp. ...............................       1,879,100            --             --       1,879,100          1,339,798
DecisionOne Corp., 12.00%, 4/15/10,
  144A ..........................................       2,039,765        18,585             --       2,058,350          2,058,350
Elephant Capital Holdings Ltd. ..................          25,721            --             --          25,721         62,308,454
Esmark Inc., 10.00%, cvt. pfd., A ...............          60,419            --             --          60,419         65,095,431
Federal Signal Corp. ............................       3,360,800            --             --       3,360,800         62,174,800
FHC Delaware Inc. ...............................         784,457            --             --         784,457          2,726,694
Florida East Coast Industries Inc. ..............       4,423,071            --             --       4,423,071        226,483,351
International Automotive Components
  Group LLC .....................................             --     19,925,000             --      19,925,000         19,925,000
Kindred Healthcare Inc. .........................       2,380,966     1,483,840      1,004,278       2,860,528         68,345,165
Kindred Healthcare Inc., Jan. 9.07 Calls,
  1/01/13 .......................................           1,146           568             --           1,714             25,397
Kindred Healthcare Inc., Jan. 25.99 Calls,
  1/01/14 .......................................             568           568             --           1,136                 --
Kindred Healthcare Inc., Jan. 26.00 Calls,
  1/01/12 .......................................           1,724           568             --           2,292                 --
Kindred Healthcare Inc., Jan. 27.90 Calls,
  1/10/15 .......................................              --           473             --             473                 --
Kindred Healthcare Inc., Jul. 23.75 Calls,
  7/17/11 .......................................           7,640            --             --           7,640              1,089
Kindred Healthcare Inc., wts Series A,
  4/20/06 .......................................         211,977            --        211,977              --                 --
Kindred Healthcare Inc., wts Series B,
  4/20/06 .......................................         529,943            --        529,943              --                 --
Lancer Industries Inc., B .......................               3            --             --               3          7,183,289
MBOP Liquidating Trust ..........................         574,712            --        574,712              --                 --
OPTI Canada .....................................       9,481,276            --      1,692,473       7,788,803        295,277,507
TVMAX Holdings Inc. .............................         257,217            --             --         257,217            257,217
TVMAX Holdings Inc., PIK, 11.50%,
   6/30/05 ......................................         433,314        87,062             --         520,376            520,376
TVMAX Holdings Inc., PIK, 14.00%,
   6/30/05 ......................................       1,203,379        42,609             --       1,245,931          1,245,931
White Mountains Insurance Group Inc. ............         740,448            --             --         740,448        440,196,336
                                                                                                                   --------------
TOTAL AFFILIATED SECURITIES (8.15% of Net Assets)..............................................................    $1,414,057,245
                                                                                                                   ==============

----------------------------------------------------------------------------------
                                                     INVESTMENT   REALIZED CAPITAL
                                                       INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------
AboveNet Inc. ...................................     $       --     $        --
AboveNet Inc., Contingent Distribution ..........             --              --
AboveNet Inc., wts., 9/08/08 ....................             --              --
AboveNet Inc., wts., 9/08/10 ....................             --              --
Alexander's Inc. ................................             --              --
Anchor Resources LLC ............................             --              --
Centennial Bank Holdings Inc.,144A ..............             --              --
City Investing Company Liquidating Trust ........             --              --
DecisionOne Corp. ...............................             --              --
DecisionOne Corp., 12.00%, 4/15/10,
  144A ..........................................         61,750              --
Elephant Capital Holdings Ltd. ..................             --              --
Esmark Inc., 10.00%, cvt. pfd., A ...............      1,489,781              --
Federal Signal Corp. ............................        201,648              --
FHC Delaware Inc. ...............................             --              --
Florida East Coast Industries Inc. ..............        265,384              --
International Automotive Components
  Group LLC .....................................             --              --
Kindred Healthcare Inc. .........................             --       3,200,236
Kindred Healthcare Inc., Jan. 9.07 Calls,
  1/01/13 .......................................             --              --
Kindred Healthcare Inc., Jan. 25.99 Calls,
  1/01/14 .......................................             --              --
Kindred Healthcare Inc., Jan. 26.00 Calls,
  1/01/12 .......................................             --              --
Kindred Healthcare Inc., Jan. 27.90 Calls,
  1/10/15 .......................................             --              --
Kindred Healthcare Inc., Jul. 23.75 Calls,
  7/17/11 .......................................             --              --
Kindred Healthcare Inc., wts Series A,
  4/20/06 .......................................             --              --
Kindred Healthcare Inc., wts Series B,
  4/20/06 .......................................             --              --
Lancer Industries Inc., B .......................             --              --
MBOP Liquidating Trust ..........................             --              --
OPTI Canada .....................................             --      39,160,671
TVMAX Holdings Inc. .............................             --              --
TVMAX Holdings Inc., PIK, 11.50%,
   6/30/05 ......................................         13,458              --
TVMAX Holdings Inc., PIK, 14.00%,
   6/30/05 ......................................         42,628              --
White Mountains Insurance Group Inc. ............      1,480,896              --
                                                      --------------------------
TOTAL AFFILIATED SECURITIES (8.15% of Net Assets)     $3,555,545     $42,360,907
                                                      --------------------------


68 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/                               NUMBER OF SHARES/
                                                   PRINCIPAL AMOUNT                               PRINCIPAL AMOUNT   VALUE AT
                                                  HELD AT BEGINNING      GROSS           GROSS      HELD AT END OF    END OF
NAME OF ISSUER                                        OF PERIOD        ADDITIONS      REDUCTIONS       PERIOD         PERIOD
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp. ...............................     1,008,199              --               --      1,008,199     $    718,846
DecisionOne Corp., 12.00%, 4/15/10,
 144A ...........................................     1,094,401           9,971               --      1,104,372        1,104,372
Elephant Capital Holdings Ltd. ..................        11,087              --               --         11,087       26,857,320
Esmark Inc., Series A, 10.00%, cvt. pfd., A .....        22,360              --               --         22,360       24,090,664
Generale de Sante ...............................     2,010,450         277,600               --      2,288,050       77,621,639
Imagine Group Holdings Ltd. .....................     2,814,856              --               --      2,814,856       28,828,432
Insun ENT Co. Ltd. ..............................       687,953              --               --        687,953        9,027,325
ITLA Capital Corp. ..............................       445,796              --               --        445,796       21,496,283
Lancer Industries Inc., B .......................             4              --               --              4        8,451,342
MBOP Liquidating Trust ..........................       412,418              --          412,418             --               --
State National Bancshares Inc. ..................     1,375,000              --               --      1,375,000       35,595,313
White River Capital Inc. ........................       549,751              --               --        549,751        8,904,592
                                                                                                                    ------------
TOTAL AFFILIATED SECURITIES (4.67% of Net Assets) .............................................................     $242,696,128
                                                                                                                    ------------

MUTUAL BEACON FUND
CONTROLLED AFFILIATE a ..........................
PMG LLC .........................................        48,890              --           10,048         38,842     $  6,370,041
                                                                                                                    ------------

NON-CONTROLLED AFFILIATES a
Anchor Resources LLC ............................        69,184              --               --         69,184     $         --
DecisionOne Corp. ...............................     1,142,353              --               --      1,142,353          814,498
DecisionOne Corp., 144A, 12.00%, 4/15/10 ........     1,240,025          11,298               --      1,251,323        1,251,323
Esmark Inc., 10%, cvt. pfd., A ..................        28,644              --               --         28,644        30,761,045
Farmer Bros. Co. ................................     1,033,896              --               --      1,033,896       23,055,881
FE Capital Holdings Limited .....................        13,981              --               --         13,981       33,868,953
FHC Delaware Inc. ...............................       507,977              --               --        507,977        1,765,677
Florida East Coast Industries, Inc. .............     1,967,636              --               --      1,967,636      100,752,801
                                                                                                                    ------------
TOTAL NON-CONTROLLED AFFILIATES .................                                                                   $192,270,178
                                                                                                                    ------------
TOTAL AFFILIATED SECURITIES (3.15% of Net Assets) .............................................................     $198,640,219
                                                                                                                    ============


------------------------------------------------------------------------------------
                                                      INVESTMENT    REALIZED CAPITAL
                                                        INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------
DecisionOne Corp. ...............................     $       --        $     --
DecisionOne Corp., 12.00%, 4/15/10,
 144A ...........................................         33,131              --
Elephant Capital Holdings Ltd. ..................             --              --
Esmark Inc., Series A, 10.00%, cvt. pfd., A .....        551,342              --
Generale de Sante ...............................             --              --
Imagine Group Holdings Ltd. .....................             --              --
Insun ENT Co. Ltd. ..............................             --              --
ITLA Capital Corp. ..............................         66,869              --
Lancer Industries Inc., B .......................             --              --
MBOP Liquidating Trust ..........................             --              --
State National Bancshares Inc. ..................        137,500              --
White River Capital Inc. ........................             --              --
                                                      --------------------------
TOTAL AFFILIATED SECURITIES (4.67% of Net Assets)     $  788,842        $     --
                                                      --------------------------

MUTUAL BEACON FUND
CONTROLLED AFFILIATE a
PMG LLC .........................................     $       --        $602,894
                                                      --------------------------

NON-CONTROLLED AFFILIATES a
Anchor Resources LLC ............................     $       --        $     --
DecisionOne Corp. ...............................             --              --
DecisionOne Corp., 144A, 12.00%, 4/15/10 ........         37,540              --
Esmark Inc., 10%, cvt. pfd., A ..................     1 ,428,275              --
Farmer Bros. Co. ................................        108,559              --
FE Capital Holdings Limited .....................             --              --
FHC Delaware Inc. ...............................             --              --
Florida East Coast Industries, Inc. .............        118,058              --
                                                      --------------------------
TOTAL NON-CONTROLLED AFFILIATES .................     $1,692,432        $     --
                                                      --------------------------
TOTAL AFFILIATED SECURITIES (3.15% of Net Assets)     $1,692,432        $602,894
                                                      ==========================


a Issuer in which the Fund owns 25% or more of the outstanding voting securities.


                                        Quarterly Statements of Investments | 69

Franklin Mutual Series Fund Inc.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/                            NUMBER OF SHARES/
                                                   PRINCIPAL AMOUNT                             PRINCIPAL AMOUNT    VALUE AT
                                                  HELD AT BEGINNING    GROSS           GROSS      HELD AT END OF     END OF
NAME OF ISSUER                                        OF PERIOD      ADDITIONS      REDUCTIONS       PERIOD          PERIOD
------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
CONTROLLED AFFILIATE a
Hancock Discovery LLC ...........................      8,758,216             --             --      8,758,216     $    500,006
                                                                                                                  ------------
NON-CONTROLLED AFFILIATES
Esmark Inc., 10%, cvt pfd.,A ....................         27,889             --             --         27,889     $ 30,047,609
Farmer Brothers Co. .............................        904,637             --             --        904,637       20,173,405
FE Capital Holdings Ltd. ........................         11,589             --             --         11,589       28,073,514
Florida East Coast Industries Inc. ..............      2,247,600             --             --      2,247,600      115,088,358
Gammon Lake Resources Inc. ......................      4,402,100             --             --      4,402,100       78,862,712
Imagine Group Holdings Ltd. .....................      4,551,501             --             --      4,551,501       46,614,334
International Automotive Components
 Group LLC ......................................             --     10,519,000             --     10,519,000       10,519,000
Potlatch Corp. ..................................      2,580,250      1,002,070             --      3,582,320      153,466,589
Torre Mayor Investments LP ......................            170             --             --            170       11,730,000
                                                                                                                  ------------
TOTAL NON-CONTROLLED AFFILIATES .............................................................................     $494,575,521
                                                                                                                  ------------
TOTAL AFFILIATED SECURITIES (5.11% of Net Assets)............................................................     $495,075,527

MUTUAL EUROPEAN FUND
NON-CONTROLLED AFFILIATES
Euro Wagon LP ...................................     14,000,000             --             --     14,000,000     $ 16,962,400
International Metal Enterprises Inc.,
 144A ...........................................      2,050,000             --             --      2,050,000       10,967,500
International Metal Enterprises Inc.,
 wts., 144A, 10/03/06 ...........................      4,100,000             --             --      4,100,000        2,255,000
                                                                                                                  ------------
TOTAL AFFILIATED SECURITIES (1.45% of Net Assets)............................................................     $ 30,184,900
                                                                                                                  ============
MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
Integrated Alarm Services Group Inc. ............      1,277,700             --             --      1,277,700     $  4,701,936
                                                                                                                  ------------
TOTAL AFFILIATED SECURITIES (0.52% of Net Assets)............................................................     $  4,701,936
                                                                                                                  ============


------------------------------------------------------------------------------------
                                                      INVESTMENT    REALIZED CAPITAL
                                                        INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
CONTROLLED AFFILIATE a
Hancock Discovery LLC ...........................     $        --     $        --
                                                      ---------------------------

NON-CONTROLLED AFFILIATES
Esmark Inc., 10%, cvt pfd.,A ....................     $   687,673     $        --
Farmer Brothers Co. .............................          94,987              --
FE Capital Holdings Ltd. ........................              --              --
Florida East Coast Industries Inc. ..............         134,856              --
Gammon Lake Resources Inc. ......................              --              --
Imagine Group Holdings Ltd. .....................              --              --
nternational Automotive Components
 Group LLC ......................................              --              --
Potlatch Corp. ..................................      40,767,950              --
Torre Mayor Investments LP ......................              --              --
                                                      ---------------------------
TOTAL NON-CONTROLLED AFFILIATES .................     $41,685,466     $        --
                                                      ---------------------------
TOTAL AFFILIATED SECURITIES (5.11% of Net Assets)     $41,685,466     $        --
                                                      ===========================

MUTUAL EUROPEAN FUND
NON-CONTROLLED AFFILIATES
Euro Wagon LP ...................................     $        --     $        --
International Metal Enterprises Inc.,
 144A ...........................................              --              --
International Metal Enterprises Inc.,
 wts., 144A, 10/03/06 ...........................              --              --
                                                      ---------------------------
TOTAL AFFILIATED SECURITIES (1.45% of Net Assets)     $        --     $        --
                                                      ===========================

MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
Integrated Alarm Services Group Inc. ............     $        --     $        --
                                                      ---------------------------
TOTAL AFFILIATED SECURITIES (0.52% of Net Assets)     $        --     $        --
                                                      ===========================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. UNFUNDED LOAN COMMITMENTS

The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion.


70 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND INC.

6. CREDIT AGREEMENTS AND UNFUNDED LOAN COMMITMENTS (CONTINUED)

At March 31, 2006, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                        UNFUNDED
BORROWER                                                              COMMITMENT
--------------------------------------------------------------------------------
MUTUAL SHARES FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ..............        $1,737,860
Entegra/Union Power, WC, Facility, FRN, 6/01/12 ..............           260,581
Owens Corning Revolver, 6/26/02 ..............................         1,905,422
TVMAX Holdings Inc., PIK, 14.00%, 5/31/06 ....................                57
                                                                      ----------
                                                                      $3,903,920
                                                                      ==========
MUTUAL QUALIFIED FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ..............        $  934,617
Entegra/Union Power, WC, Facility, FRN, 6/01/12 ..............           140,189
Owens Corning Revolver, 6/26/02 ..............................           845,036
TVMAX Holdings Inc., PIK, 14.00%, 5/31/06 ....................                26
                                                                      ----------
                                                                      $1,919,867
                                                                      ==========
MUTUAL BEACON FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ..............        $1,241,331
Entegra/Union Power, WC, Facility, FRN, 6/01/12 ..............           186,213
Owens Corning Revolver, 6/26/02 ..............................         1,032,241
TVMAX Holdings Inc., PIK, 14.00%, 5/31/06 ....................                31
                                                                      ----------
                                                                      $2,459,816
                                                                      ==========
MUTUAL DISCOVERY FUND
Entegra/Union Power, LOC Facility, FRN, 6/01/12 ..............        $  553,392
Entegra/Union Power, WC, Facility, FRN, 6/01/12 ..............            83,032
Owens Corning Revolver, 6/26/02 ..............................           863,849
TVMAX Holdings Inc., PIK, 14.00%, 5/31/06 ....................                26
                                                                      ----------
                                                                      $1,500,300
                                                                      ==========

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers, LLC, as the Funds' Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At March 31, 2006, such individuals serve in one or more of these capacities for Kindred Healthcare Inc., AboveNet Inc., and Esmark Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting polices, please refer to the Fund's most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 71

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30A-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 22, 2006